SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38 (File No. 333-91691)	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44 (File No. 811-07623)	☑
(Check appropriate box or boxes)
RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(previously IDS Life of New York Variable Annuity Account) (Exact Name of Registrant)
RiverSource Life Insurance Co. of New York
(previously IDS Life Insurance Company of New York) (Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 678-4177
Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on April 29, 2013 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

April 29, 2013

RiverSource

Retirement Advisor Variable Annuity®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

This prospectus contains information that you should know before investing. Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust

•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series, Inc.
•	Calvert Variable Series, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	Credit Suisse Trust
•	DWS Variable Series II
•	Eaton Vance Variable Trust
•	Fidelity® Variable Insurance Products – Service Class
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2
•	Goldman Sachs Variable Insurance Trust (VIT)
•	Invesco Variable Insurance Funds

•	Ivy Funds Variable Insurance Portfolios

•	Janus Aspen Series: Service Shares

•	Lazard Retirement Series, Inc.

•	MFS® Variable Insurance Trustsm

•	Morgan Stanley Universal Institutional Funds (UIF)

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares
•	PIMCO Variable Insurance Trust (VIT)
•	Putnam Variable Trust – Class IB Shares
•	Royce Capital Fund
•	Third Avenue Variable Series Trust

•	Van Eck VIP Trust

•	Wanger Advisors Trust
•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity’s features, benefits, risks and fees.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  1

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Key Terms	3
The Contract in Brief	5
Expense Summary	6
Condensed Financial Information	13
Financial Statements	13
The Variable Account and the Funds	13
The Fixed Account	25
Buying Your Contract	25
Charges	27
Valuing Your Investment	30
Making the Most of Your Contract	31
Surrenders	37
TSA — Special Provisions	38
Changing Ownership	38
Benefits in Case of Death — Standard Death Benefit	39
Optional Benefits	40
The Annuity Payout Period	42
Taxes	43
Voting Rights	47
Substitution of Investments	47
About the Service Providers	48
Appendix: Condensed Financial Information (Unaudited)	49
Table of Contents of the Statement of Additional Information	61

2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request, the contract number, the transaction amount (in dollars), the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, if necessary, Social Security Number or Taxpayer Identification Number and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Maximum Anniversary Value Death Benefit (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Plans under Section 401(k) of the Code

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  3

•	Custodial and investment only accounts maintained for qualified plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider when you purchase the MAV, The rider adds the terms of this optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

Accounts: Generally, you may allocate your purchase payments among any or all of:

•	the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	the fixed account, which earns interest at a rate that we adjust periodically. (see “The Fixed Account”)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see “Buying Your Contract”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see “Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an Internal Revenue Service (“IRS”) penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see “Surrenders”)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (see “Optional Benefit”)

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see “The Annuity Payout Period”)

Taxes: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see “Taxes”)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  5

Expense Summary

The following tables describe the fees and expenses that are paid when buying, owning and surrendering the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and may pay when you surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge

(Contingent deferred sales load as a percentage of purchase payment surrendered.)

Surrender charge schedule
Number of completed years from
date of each purchase payment*	Surrender charge percentage

0	7%

1	7

2	7

3	6

4	5

5	4

6	2

7	0

*	According to our current administrative practice, for the purpose of surrender charge calculative, we consider that the year is completed fourteen days prior to the anniversary of the day purchase payment was received.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

	Assumed Investment Rate
	3.50%	5.00%

Qualified annuity discount rate	4.72%	6.22%

Nonqualified annuity discount rate	4.92%	6.42%

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

$30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)

MAV rider fee	0.15%

PN rider fee*	0.00%

*	Effective May 10, 2010, the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

Mortality and expense risk fee

For nonqualified annuities	0.95%

For qualified annuities	0.75%

6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.34%	—%	1.29	%(1)

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.24	—	1.24

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.06	—	1.06

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP International, Class I	1.41	—	0.02	—	1.43

American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16

American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16

American Century VP Value, Class I	0.98	—	—	—	0.98

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Calvert VP SRI Balanced Portfolio	0.70	—	0.20	—	0.90

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.14	—	0.60	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.13	—	0.67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)**	0.57	0.13	0.12	—	0.82

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)**	1.07	0.13	0.22	—	1.42	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.55	0.13	0.16	—	0.84

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.17	—	1.01	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)**	0.66	0.13	0.14	0.01	0.94

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	0.77	—	0.11	—	0.88	(4),(5)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.17	—	1.06	(4)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  7

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74%	0.13%	0.14%	—%	1.01	%(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.15	—	0.98	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.22	—	1.14	(4)

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)**	0.36	0.13	0.14	—	0.63

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.59	—	1.34	(6)

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(7)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.10	—	1.18

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class	0.46	0.10	0.13	—	0.69

Fidelity® VIP Mid Cap Portfolio Service Class	0.56	0.10	0.09	—	0.75

Fidelity® VIP Overseas Portfolio Service Class	0.71	0.10	0.14	—	0.95

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	0.80	0.25	0.31	—	1.36

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	(8)

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares	0.75	—	0.22	—	0.97	(9)

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	0.62	—	0.10	—	0.72	(10)

Invesco V.I. American Franchise Fund, Series I Shares**	0.68	—	0.30	—	0.98	(11)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(12)

Invesco V.I. Comstock Fund, Series II Shares**	0.56	0.25	0.29	—	1.10	(12)

Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.38	—	1.38

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	—	1.26

Invesco V.I. Mid Cap Growth Fund, Series I Shares**	0.75	—	0.37	—	1.12	(11)

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(13)

Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.05	—	0.94

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(14)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(14)

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.12	—	1.01

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.05	—	0.74

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(15)

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.08	—	1.08

MFS® New Discovery Series – Service Class	0.90	0.25	0.07	—	1.22

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.51	—	1.71	(16)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(16)

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)**	1.15	0.25	1.15	—	2.55	(17)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(18)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(19)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(20)

8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95%	0.25%	—%	0.55%	1.75	%(21)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.57	0.25	0.15	—	0.97

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.08	—	1.33

Third Avenue Value Portfolio	0.90	—	0.38	—	1.28

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(22)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.02	0.80	1.07

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)**	0.42	0.13	0.13	—	0.68

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(23)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.15	0.01	1.20	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 3)**	0.71	0.13	0.13	—	0.97	(4)

Variable Portfolio – Victory Established Value Fund (Class 3)**	0.77	0.13	0.13	—	1.03	(4)

Wanger International	0.91	—	0.16	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	0.55	0.25	0.33	—	1.13	(24)

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.23	0.01	1.24	(24)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575% for Columbia Variable Portfolio – Cash Management Fund (Class 3), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.375% for Columbia Variable Portfolio – Emerging Markets Fund (Class 3), 0.845% for Columbia Variable Portfolio – High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio – Marsico Growth Fund (Class 1), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 0.995% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3), 0.875% for Columbia Variable Portfolio – Select Large-

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  9

Cap Value Fund (Class 3), 1.055% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.005% for Variable Portfolio – Partners Small Cap Value Fund (Class 3), 0.895% for Variable Portfolio – Sit Dividend Growth Fund (Class 3) and 1.015% for Variable Portfolio – Victory Established Value Fund (Class 3).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(6)	Credit Suisse will waive fees and reimburse expenses so that the Portfolio’s annual operating expenses will not exceed 1.05% of the Portfolio’s average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

(7)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(8)	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.84%.

(9)	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.70%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.094% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.81%.

(10)	Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.

(11)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.90% for Invesco V.I. American Franchise Fund, Series I Shares and 1.09% for Invesco V.I. Mid Cap Growth Fund, Series I Shares of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(12)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.03% for Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares and 1.03% for Invesco V.I. Comstock Fund, Series II Shares of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(13)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

(14)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(15)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(16)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(17)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waivers, net expenses would be 1.51%.

(18)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

(19)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(20)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(21)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(22)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(23)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(24)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 and 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  11

Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional MAV. Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract or
	If you surrender your contract at				if you select an annuity payout plan at
	the end of the applicable time period:				the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Nonqualified Annuity	$3,673	$7,623	$9,680	$11,429	$2,973	$6,923	$9,180	$11,429

Qualified Annuity	3,653	7,591	9,652	11,426	2,953	6,891	9,152	11,426

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you do not select the optional benefit. Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract or
	If you surrender your contract at				if you select an annuity payout plan at
	the end of the applicable time period:				the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Nonqualified Annuity	$874	$1,235	$1,416	$1,967	$174	$535	$916	$1,967

Qualified Annuity	853	1,172	1,309	1,743	153	472	809	1,743

*	In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING WHETHER OR NOT YOU ELECTED THE OPTIONAL BENEFIT OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  13

reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  15

Unless the PN program is in effect, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP International, Class I	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Mid Cap Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

American Century VP Ultra®, Class II	Seeks long-term capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc., adviser. New Amsterdam Partners LLC, subadviser on equity portion; no subadviser on fixed-income portion.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  17

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  19

Investing In	Investment Objective and Policies	Investment Adviser
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series I Shares (previously Invesco Van Kampen V.I. – American Franchise Fund, Series I Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. – Comstock Fund, Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series I Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series I Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust – International Portfolio (Class S))	Seeks long-term growth of capital by investing at least 80% of its nets assets, plus the amount of any borrowings for investment purposes, in equity securities.	Neuberger Berman Management LLC

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  21

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC

Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  23

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

The Fixed Account

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See “Making the Most of Your Contract — Transfer policies” for restrictions on transfers involving the fixed account.)

Buying Your Contract

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments.

If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized, (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  25

anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant’s 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract’s default option of Annuity Payout Plan B — life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

If you satisfy your RMDs in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See “Benefits in Case of Death” for more about beneficiaries.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)
  If paying by installments under a scheduled payment plan:
     $50 per month
  If paying by any other method:
     $50

(1)	Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days’ written notice and pay you the total value of your contract in a lump sum.

Maximum allowable annual purchase payments(2)
     $100,000 for ages through 85

     $50,000 for ages 86 to 89

(2)	These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan’s limits on annual contributions also apply.

We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days of the application signed date.

26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

Regular mail:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up:

•	an automatic payroll deduction, salary reduction or other group billing arrangement; or

•	a bank authorization.

PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be “investments” for income tax purposes. (See “Taxes.”)

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see “The Contract in Brief — Free look period”).

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.

We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the

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average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in “Optional Benefits”), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1)	The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).

The TFA is defined as the greater of:

•	10% of the contract value on the prior contract anniversary; and

•	current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1.	First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2.	Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3.	Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

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The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

Number of completed years from
date of each purchase payment	Surrender charge percentage

0	7%

1	7

2	7

3	6

4	5

5	4

6	2

7	0

Partial Surrenders
For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

Amount requested 1.00 – surrender charge	or	$1,000 .93	= $1,075.27

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

	Assumed investment rate
	3.50%	5.00%

Qualified annuity discount rate	4.72%	6.22%

Nonqualified annuity discount rate	4.92%	6.42%

Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

•	We received these payments:

– $10,000 paid on the contract date;

– $8,000 paid during the sixth contract year;

– $6,000 paid during the eighth contract year; and

•	The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

•	The contract value was $28,000 on the ninth contract anniversary.

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Surrender
charge	Explanation

$0	$2,500 is contract earnings surrendered without charge; and

0	$300 is 10% of the prior anniversary’s contract value that is in excess of contract earnings surrendered without charge (from above).

(10% x $28,000) = $2,800 – $2,500 = $300

0	$10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

480	$8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and

420	$6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.

$900

Waiver of surrender charges

We do not assess surrender charges for:

•	surrenders of any contract earnings;

•	surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

•	to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

•	contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

•	amounts we refund to you during the free look period*; and

•	death benefits.*

*	However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See “Buying your contract — Purchase payment credits.”)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation

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units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	any purchase payment credits allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of:

•	a prorated portion of the contract administrative charge; and/or

•	a prorated portion of the MAV rider fee (if selected).

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.

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How dollar-cost averaging works

					Number
			Amount	Accumulation	of units
By investing an equal number of dollars each month ...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88
more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		Jun	100	18	5.56

		Jul	100	17	5.88

and fewer units		Aug	100	19	5.26
when the per unit	(ARROW)	Sept	100	21	4.76

market price is high...		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be no more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program. (see “Portfolio Navigator Program” below)

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator Funds”). You do not need to participate in the PN program to allocate your contract value to one or more Portfolio Navigator funds of funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a “static” PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see “The static model portfolios” below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

The Portfolio Navigator funds. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing

32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund’s board of trustees.

Below are the asset target allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio – Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio – Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio – Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio – Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio – Conservative Portfolio: 20% Equity / 80% Fixed Income

Fund of funds conflicts of interest. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

The static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

Participating in the PN program. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the regular fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

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You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

•	discontinue the PN program after 30 days’ written notice.

Risks. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies

•	Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

•	You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

•	If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

•	If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not invest in the contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

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Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, the dollar-cost averaging and asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney.

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

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•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

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•	If the PN program is in effect, you are not allowed to set up automated transfers.

Minimum amount
Transfers or surrenders:  $50

Maximum amount
Transfers or surrenders:  None (except for automated transfers from the fixed account)

 3 By telephone

Call:
1-800-541-2251 (toll free)
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire contract balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”). Federal income taxes and penalties as well as state and local income taxes may apply (see “Taxes”). You cannot make surrenders after annuity payouts begin except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  37

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

–	the surrender amount includes a purchase payment check that has not cleared;

–	the NYSE is closed, except for normal holiday and weekend closings;

–	trading on the NYSE is restricted, according to SEC rules;

–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

–	the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written arrangement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

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Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in “Optional Benefits.”

The rider charges described in “Charges” will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the settlement date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

•	contract value less any purchase payment credits subject to reversal, less any applicable rider charges;

•	purchase payments minus adjusted partial surrenders; or

•	the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

•	contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders	=	PS × DB CV

PS = the amount by which the contract value is reduced as a result of the partial surrender.

DB = is the death benefit on the date of (but prior to) the partial surrender.

CV = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you and the annuitant are age 80 or younger:

•	You purchase the contract with a payment of $20,000.

•	On the sixth contract anniversary the contract value grows to $30,000.

•	During the second contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit as follows:
The contract value on the most recent sixth contract anniversary:	$30,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders taken since that anniversary calculated as:
$1,500 × $30,000 $28,000	–1,607.14

for a death benefit of:	$28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

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Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2 the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2 we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary

40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary’s maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

•	You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

•	You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

Example

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 x $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in “Charges” will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, the annuitant’s sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

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•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will be either 4.92% or 6.42%, depending on the applicable assumed investment rate. (See “Charges — Surrender charge under Annuity Payout Plan E.”) You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

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You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance

44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  45

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable); for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio – Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  47

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (“RiverSource Distributors”), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — the funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Appendix: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012.

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	275	308	372	309	363	746	160	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073	5,594

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351	2,161

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65	$0.53
Accumulation unit value at end of period	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	223	255	328	349	483	718	801	1,011	1,182	1,240

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	1,061	1,287	2,587	3,176	3,100	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	628	824	884	782	920	4,333	941	—	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40	$1.10
Accumulation unit value at end of period	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	298	318	434	579	726	1,098	1,260	1,395	1,239	1,293

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88	$0.75
Accumulation unit value at end of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895	475

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87	$0.73
Accumulation unit value at end of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153	1,566

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956	12,254

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19	$1.14
Accumulation unit value at end of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488	10,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14	$0.81
Accumulation unit value at end of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241	4,410

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  49

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13	$0.81
Accumulation unit value at end of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711	217

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35	$1.20
Accumulation unit value at end of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157	2,454

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12	$0.90
Accumulation unit value at end of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646	9,939

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66	$0.52
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082	359

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47	$0.39
Accumulation unit value at end of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535	5,159

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71	$0.55
Accumulation unit value at end of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982	815

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	696	847	1,089	1,464	1,986	1,950	3,548	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420	998

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	970	1,211	2,304	3,561	2,944	5,108	351	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237	6,233

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	233	256	168	91	95	137	187	70	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06	$0.72
Accumulation unit value at end of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896	1,716

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15	$1.14
Accumulation unit value at end of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923	9,919

50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	985	1,206	1,289	1,510	1,174	752	2,782	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87	$0.71
Accumulation unit value at end of period	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	598	619	857	1,099	1,479	2,257	2,651	3,096	3,183	3,179

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18	$0.86
Accumulation unit value at end of period	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	614	722	990	1,300	1,840	2,617	2,925	3,232	3,218	2,990

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80	$0.57
Accumulation unit value at end of period	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	163	172	236	276	423	796	1,016	1,064	1,166	780

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51	$1.12
Accumulation unit value at end of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490	4,889

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45	$1.10
Accumulation unit value at end of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861	2,159

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49	$1.17
Accumulation unit value at end of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770	4,304

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22	$0.84
Accumulation unit value at end of period	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	31	38	61	93	162	240	294	435	382

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79	$0.62
Accumulation unit value at end of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998	3,397

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	471	504	601	590	419	1,896	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  51

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	947	1,103	1,381	6,218	5,525	2,450	32	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39	$0.29
Accumulation unit value at end of period	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	381	382	564	636	712	774	848	1,075	1,194	1,263

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311	1,434

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65	$0.49
Accumulation unit value at end of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176	4,688

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097	5,911

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76	$0.57
Accumulation unit value at end of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498	5,373

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406	718

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	749	931	966	3,120	4,528	2,291	2,781	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	673	774	1,089	1,210	1,294	2,389	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	636	714	4,378	4,519	3,528	3,236	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152	—

52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	397	454	619	844	1,049	1,233	1,204	468	15	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	551	785	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63	$1.10
Accumulation unit value at end of period	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	140	154	221	275	317	577	703	808	831	831

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57	$1.11
Accumulation unit value at end of period	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	230	272	354	448	677	1,123	1,416	1,537	1,606	1,714

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,605	2,418	782	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,393	10,873	12,544	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,118	3,714	1,170	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,671	13,381	11,054	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,841	10,721	5,136	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,197	82,805	97,423	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	8,285	3,243	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,332	49,673	54,821	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  53

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,719	4,225	1,619	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,712	26,508	28,686	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860	4,184

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	93	114	125	133	261	377	381	339	45	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80	$0.54
Accumulation unit value at end of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114	4,070

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33	$0.94
Accumulation unit value at end of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599	6,621

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02	$0.84
Accumulation unit value at end of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515	2,471

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593	1,080

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	114	178	330	249	316	302	65	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022	3,923

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202	1,112

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64	$0.52
Accumulation unit value at end of period	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	236	319	409	559	738	1,120	1,194	1,304	1,372	1,559

54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	522	644	1,306	1,860	1,583	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	346	403	473	394	409	1,987	389	—	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39	$1.09
Accumulation unit value at end of period	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	204	249	363	421	753	1,491	1,739	1,751	1,713	1,494

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88	$0.74
Accumulation unit value at end of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	514	656	743	1,174	1,596	1,765	1,878	1,638	959	544

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86	$0.73
Accumulation unit value at end of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818	1,979

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04	$1.04
Accumulation unit value at end of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287	10,038

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18	$1.14
Accumulation unit value at end of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446	8,654

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13	$0.81
Accumulation unit value at end of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024	4,235

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12	$0.81
Accumulation unit value at end of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593	234

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34	$1.20
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777	2,836

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11	$0.90
Accumulation unit value at end of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815	10,123

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66	$0.52
Accumulation unit value at end of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364	594

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46	$0.39
Accumulation unit value at end of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588	4,296

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  55

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70	$0.55
Accumulation unit value at end of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558	831

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	557	751	959	1,003	1,019	1,770	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	384	437	488	854	698	907	1,092	1,256	1,359	811

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	695	927	1,532	2,373	2,137	2,846	247	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782	5,947

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	236	196	127	65	58	137	175	76	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05	$0.72
Accumulation unit value at end of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	493	515	560	661	922	1,550	1,998	2,289	2,188	1,581

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14	$1.14
Accumulation unit value at end of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832	9,828

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	1,106	1,310	1,351	1,404	789	1,558	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87	$0.71
Accumulation unit value at end of period	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	607	732	836	1,350	1,847	2,885	3,369	3,780	3,892	3,776

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17	$0.85
Accumulation unit value at end of period	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	669	772	946	1,299	1,842	2,903	3,269	3,605	3,582	3,450

56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80	$0.56
Accumulation unit value at end of period	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	220	302	373	500	683	1,174	1,258	1,169	1,245	1,023

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50	$1.12
Accumulation unit value at end of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320	3,834

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44	$1.10
Accumulation unit value at end of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522	1,628

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48	$1.16
Accumulation unit value at end of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065	3,549

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21	$0.84
Accumulation unit value at end of period	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	145	158	198	222	243	343	372	413	521	565

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79	$0.61
Accumulation unit value at end of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379	2,692

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	283	381	432	545	444	892	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	907	1,139	3,824	3,203	1,506	41	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39	$0.29
Accumulation unit value at end of period	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	448	469	606	679	834	1,038	1,226	1,353	1,509	1,785

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	346	471	655	827	929	1,099	1,145	1,143	1,305	1,427

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	880	1,036	9,604	7,662	4,056	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  57

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65	$0.48
Accumulation unit value at end of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724	3,654

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56	$0.46
Accumulation unit value at end of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021	4,726

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75	$0.57
Accumulation unit value at end of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463	4,471

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297	759

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	396	538	570	1,775	2,665	1,324	1,445	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	557	566	605	622	495	1,082	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	360	381	2,376	2,572	1,809	1,600	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	423	470	646	732	760	1,153	883	417	22	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	233	267	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62	$1.10
Accumulation unit value at end of period	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	185	215	261	307	423	692	780	875	985	1,056

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56	$1.10
Accumulation unit value at end of period	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	389	441	542	660	961	1,491	1,667	1,838	1,839	1,807

58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,624	4,473	976	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	4,764	4,986	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,338	9,044	2,797	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,346	7,664	5,748	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,080	71,003	23,480	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,359	49,913	58,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,294	32,460	7,790	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,553	23,909	29,598	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,147	23,560	7,958	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,222	16,640	20,699	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930	3,089

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	560	711	9,462	5,838	3,261	3,580	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	19	34	38	79	68	147	142	161	42	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79	$0.54
Accumulation unit value at end of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277	3,289

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  59

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32	$0.93
Accumulation unit value at end of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711	6,164

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001	2,040

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	503	575	673	3,967	460	658	813	645	40	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489	1,344

60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  61

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RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – NEW YORK — PROSPECTUS  63

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of
New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6471 R (4/13)

Prospectus

April 29, 2013

RiverSource

Retirement Advisor Advantage® Variable Annuity

RiverSource

Retirement Advisor Select® Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Variable Annuity and RiverSource Retirement Advisor Select Variable Annuity contracts are not currently being offered.

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust

•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series, Inc.
•	Calvert Variable Series, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	Credit Suisse Trust
•	DWS Variable Series II
•	Eaton Vance Variable Trust
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2
•	Goldman Sachs Variable Insurance Trust (VIT)

•	Ivy Funds Variable Insurance Portfolios

•	Invesco Variable Insurance Funds

•	Janus Aspen Series: Service Shares

•	Lazard Retirement Series, Inc.

•	MFS® Variable Insurance Trustsm

•	Morgan Stanley Universal Institutional Funds (UIF)

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares
•	PIMCO Variable Insurance Trust (VIT)
•	Putnam Variable Trust – Class IB Shares

•	Van Eck VIP Trust

•	Wanger Advisors Trust
•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity’s features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

2  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Maximum Anniversary Value Death Benefit (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

Owner (you, your): A person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Plans under Section 401(k) of the Code

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  3

•	Custodial and investment only accounts maintained for qualified plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

4  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not have been advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

Accounts: Generally, you may allocate your purchase payments among any or all of:

•	the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	the fixed account, which earns interest at a rate that we adjust periodically. (see “The Fixed Account”)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see “Buying Your Contract”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an Internal Revenue Service (“IRS”) penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see “Surrenders”)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see “Optional Benefits”)

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see “The Annuity Payout Period”)

Taxes: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see “Taxes”)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  5

Expense Summary

The following tables describe the fees and expenses that are paid when buying, owning and surrendering the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and may pay when you surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage

(Contingent deferred sales load as a percentage of purchase payment surrendered)

Number of completed years
from date of purchase payment*	Surrender charge percentage

0	7%

1	7

2	7

3	6

4	5

5	4

6	2

7	0

Surrender charge for RAVA Select

(Contingent deferred sales load as a percentage of purchase payment surrendered)

Years from contract date**	Surrender charge percentage

1	7%

2	7

3	7

Thereafter	0

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed fourteen days prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”).

	Assumed investment rate
	3.50%	5.00%

Qualified annuity discount rate	4.72%	6.22%

Nonqualified annuity discount rate	4.92%	6.42%

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

$30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

6  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)

MAV rider fee	0.25%	*

PN rider fee**	0.00%

*	For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.
**	Effective May 10, 2010 the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

Mortality and expense risk fee:	RAVA Advantage	RAVA Select

For nonqualified annuities	0.95%	1.20%

For qualified annuities	0.75%	1.00%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that for the last fiscal year you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA Advantage and RAVA Select*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.34%	—%	1.29	%(1)

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.24	—	1.24

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.06	—	1.06

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP International, Class II	1.31	0.25	0.02	—	1.58

American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16

American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Calvert VP SRI Balanced Portfolio	0.70	—	0.20	—	0.90

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.14	—	0.60	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.13	—	0.67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)**	0.57	0.13	0.12	—	0.82

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)**	1.07	0.13	0.22	—	1.42	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.55	0.13	0.16	—	0.84

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.17	—	1.01	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)**	0.66	0.13	0.14	0.01	0.94

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	0.77	—	0.11	—	0.88	(4),(5)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.17	—	1.06	(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74	0.13	0.14	—	1.01	(4)

8  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage and RAVA Select* (continued)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10%	0.13%	0.22%	—%	0.45%

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.15	—	0.98	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.22	—	1.14	(4)

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)**	0.36	0.13	0.14	—	0.63

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.59	—	1.34	(6)

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(7)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.10	—	1.18

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class 2	0.46	0.25	0.13	—	0.84

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Overseas Portfolio Service Class 2	0.71	0.25	0.14	—	1.10

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	0.80	0.25	0.31	—	1.36

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	(8)

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	0.62	—	0.10	—	0.72	(9)

Invesco V.I. American Franchise Fund, Series II Shares**	0.68	0.25	0.30	—	1.23	(10)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(10)

Invesco V.I. Comstock Fund, Series II Shares**	0.56	0.25	0.29	—	1.10	(10)

Invesco V.I. Diversified Dividend Fund, Series I Shares	0.51	—	0.17	—	0.68

Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.38	—	1.38

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	—	1.26

Invesco V.I. Mid Cap Growth Fund, Series I Shares**	0.75	—	0.37	—	1.12	(11)

Invesco V.I. Mid Cap Growth Fund, Series II Shares**	0.75	0.25	0.37	—	1.37	(10)

Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.41	—	1.16

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(12)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(13)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(13)

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.12	—	1.01

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.05	—	0.74

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(14)

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.08	—	1.08

MFS® New Discovery Series – Service Class	0.90	0.25	0.07	—	1.22

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.51	—	1.71	(15)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(15)

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)**	1.15	0.25	1.15	—	2.55	(16)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(17)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(18)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(19)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(20)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  9

Total annual operating expenses for each fund underlying RAVA Advantage and RAVA Select* (continued)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Putnam VT Global Health Care Fund – Class IB Shares	0.64%	0.25%	0.20%	—%	1.09%

Putnam VT International Equity Fund – Class IB Shares	0.71	0.25	0.18	—	1.14

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.57	0.25	0.15	—	0.97

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(21)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.02	0.80	1.07

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)**	0.42	0.13	0.13	—	0.68

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(22)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.15	0.01	1.20	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 3)**	0.71	0.13	0.13	—	0.97	(4)

Variable Portfolio – Victory Established Value Fund (Class 3)**	0.77	0.13	0.13	—	1.03	(4)

Wanger International	0.91	—	0.16	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	0.55	0.25	0.33	—	1.13	(23)

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.23	0.01	1.24	(23)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(23)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575% for Columbia Variable Portfolio – Cash Management Fund (Class 3), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.375% for Columbia Variable Portfolio – Emerging Markets Fund (Class 3), 0.845% for Columbia Variable Portfolio – High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio – Marsico Growth Fund (Class 1), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 0.995% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3), 0.875% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3), 1.055% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.005% for Variable Portfolio – Partners Small Cap Value Fund (Class 3), 0.895% for Variable Portfolio – Sit Dividend Growth Fund (Class 3) and 1.015% for Variable Portfolio – Victory Established Value Fund (Class 3).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

10  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

(6)	Credit Suisse will waive fees and reimburse expenses so that the Portfolio’s annual operating expenses will not exceed 1.05% of the Portfolio’s average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

(7)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(8)	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.84%.

(9)	Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.

(10)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% for Invesco V.I. American Franchise Fund, Series II Shares, 1.03% for Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares, 1.03% for Invesco V.I. Comstock Fund, Series II Shares and 1.34% for Invesco V.I. Mid Cap Growth Fund, Series II Shares of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(11)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 1.09% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(12)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

(13)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(14)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(15)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(16)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waivers, net expenses would be 1.51%.

(17)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(18)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(19)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(20)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  11

has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(21)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(22)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(23)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2, 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

12  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds before fee waivers and/or expense reimbursements. They assume that you selected the optional MAV. Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage	$3,683	$7,645	$9,707	$11,455	$2,983	$6,945	$9,207	$11,455

RAVA Select	3,709	7,685	9,240	11,458	3,009	6,985	9,240	11,458

Qualified Annuity

RAVA Advantage	$3,663	$7,613	$9,680	$11,452	$2,963	$6,913	$9,180	$11,452

RAVA Select	3,689	7,653	9,213	11,456	2,989	6,953	9,213	11,456

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage	$874	$1,235	$1,416	$1,967	$174	$535	$916	$1,967

RAVA Select	899	1,313	1,048	2,242	199	613	1,048	2,242

Qualified Annuity

RAVA Advantage	$853	$1,172	$1,309	$1,743	$153	$472	$809	$1,743

RAVA Select	879	1,250	943	2,023	179	550	943	2,023

*	In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING WHETHER OR NOT YOU ELECTED THE OPTIONAL BENEFIT OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  13

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in the Appendix.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include the audited financial statements for divisions that are new and did not have any activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

14  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  15

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

16  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Unless the PN program is in effect, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Mid Cap Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

American Century VP Ultra®, Class II	Seeks long-term capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc., adviser. New Amsterdam Partners LLC, subadviser on equity portion; no subadviser on fixed-income portion.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  17

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

18  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  19

Investing In	Investment Objective and Policies	Investment Adviser
DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class 2	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

20  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series II Shares (previously Invesco Van Kampen V.I. – American Franchise Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. – Comstock Fund, Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series I Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series I Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series II Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  21

Investing In	Investment Objective and Policies	Investment Adviser
Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust – International Portfolio (Class S))	Seeks long-term growth of capital by investing at least 80% of its nets assets, plus the amount of any borrowings for investment purposes, in equity securities.	Neuberger Berman Management LLC

22  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Global Health Care Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

The Fixed Account

You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY’s revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See “Making the Most of Your Contract — Transfer policies” for restrictions on transfers involving the fixed account.)

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Buying Your Contract

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant’s 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract’s default option of Annuity Payout Plan B-life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as you live. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)
  If paying by installments under a scheduled payment plan:
     $50 per month

	RAVA Advantage	RAVA Select
If paying by any other method:
initial payment for qualified annuities	$1,000	$2,000
initial payment for nonqualified annuities	2,000	10,000
for any additional payments	50	50

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(1)	Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days’ written notice and pay you the total value of your contract in a lump sum.

Maximum allowable annual purchase payments(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

	RAVA Advantage	RAVA Select

through age 85	100,000	100,000
for ages 86 to 89	50,000	50,000

We will consider your contract void from the start if we do not receive initial purchase payment within 180 days from the application signed date.

(2)	These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan’s limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up:

•	an automatic payroll deduction, salary reduction or other group billing arrangement; or

•	a bank authorization.

PURCHASE PAYMENT CREDITS
For RAVA Advantage:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be “investments” for income tax purposes. (See “Taxes.”)

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see “The Contract in Brief — Free look period”).

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.

We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

For RAVA Select:

For RAVA Select, we have added a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be “investments” for income tax purposes. (See “Taxes.”)

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

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We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See “The Contract in Brief — Free look period.”)

Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

	RAVA Advantage	RAVA Select

For nonqualified annuities	0.95%	1.20%

For qualified annuities	0.75%	1.00%

This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee.

We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of

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each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in “Optional Benefits”), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1)	The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2)	For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

•	10% of the contract value on the prior contract anniversary, and

•	current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2.	Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3.	Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

Number of completed years from
date of each purchase payment	Surrender charge percentage

0	7%

1	7

2	7

3	6

4	5

5	4

6	2

7	0

Surrender charge under RAVA Select:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA, We do not assess a surrender charge on TFA.

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2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

Surrender charge
Contract year	percentage

1	7%

2	7

3	7

Thereafter	0

Partial surrenders under RAVA Advantage and RAVA Select:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Partial surrender charge calculation example

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

Amount requested 1.00 – surrender charge	or	$1,000 .93	= $1,075.27

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:

•	We received these payments:

– $10,000 paid on the contract date;

– $8,000 paid during the sixth contract year;

– $6,000 paid during the eighth contract year; and

•	The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

•	The contract value was $28,000 on the ninth contract anniversary.

Surrender
charge	Explanation

$0	$2,500 is contract earnings surrendered without charge; and

0	$300 is 10% of the prior anniversary’s contract value that is in excess of contract earnings surrendered without charge (from above).

(10% x $28,000) = $2,800 – $2,500 = $300

0	$10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

480	$8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment;

420	$6,000 purchase payment is surrendered with a 7% surrender charge since there have been 1 completed year from date of purchase payment.

$900

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Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

	Assumed investment rate
	3.50%	5.00%

Qualified annuity discount rate	4.72%	6.22%

Nonqualified annuity discount rate	4.92%	6.42%

Waiver of surrender charges

We do not assess surrender charges for:

•	surrenders of any contract earnings;

•	surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

•	to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

•	contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

•	amounts we refund to you during the free look period*; and

•	death benefits.*

*	However, we will reverse certain purchase payment credits. (See “Buying your contract — Purchase payment credits.”)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus any prorated portion of the MAV rider charge (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

32  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	any purchase payment credits allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of:

•	a prorated portion of the contract administrative charge; and/or

•	a prorated portion of the MAV rider charge (if selected).

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.

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How dollar-cost averaging works

					Number
			Amount	Accumulation	of units
By investing an equal number of dollars each month ...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56
you automatically buy	(ARROW)	Mar	100	17	5.88

more units when the		Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		Jun	100	18	5.56

		Jul	100	17	5.88
and fewer units	(ARROW)	Aug	100	19	5.26

when the per unit		Sept	100	21	4.76

market price is high...		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in tenth of a percent numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see “Portfolio Navigator Program” below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). You do not need to participate in the PN program to allocate your contract value to one or more of the Portfolio Navigator funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to a fund of funds to remain invested in accordance with a “static” PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see “The static model portfolios” below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

The Portfolio Navigator funds.  Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to

34  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund’s board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio – Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio – Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio – Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio – Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio – Conservative Portfolio: 20% Equity / 80% Fixed Income

Fund of funds conflicts of interest.  In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

The static model portfolios.  If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

Participating in the PN program.  You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

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You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

•	discontinue the PN program after 30 days’ written notice.

Risks.  Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies

•	Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.

•	You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

•	If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

•	If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

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Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of marketing timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  37

fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

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•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	If the PN program is in effect, you are not allowed to set up an automated transfer.

Minimum amount
Transfers or surrenders:  $50

Maximum amount
Transfers or surrenders:  None (except for automated transfers from the fixed account)

 3 By telephone

Call:
1-800-541-2251 (toll free)
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire contract balance

Maximum amount
Transfers:                Contract value or entire account balance
Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”). Federal income taxes and penalties as well as state and local income taxes may apply (see “Taxes”). You cannot make surrenders after annuity payouts begin except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  39

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

–	the surrender amount includes a purchase payment check that has not cleared;

–	the NYSE is closed, except for normal holiday and weekend closings;

–	trading on the NYSE is restricted, according to SEC rules;

–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

–	the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in “Optional Benefits.”

The rider charges described in “Charges” will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the settlement date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

•	purchase payments minus adjusted partial surrenders; or

•	the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders	=	PS × DB CV

PS  = the amount by which the contract value is reduced as a result of the partial surrender.

DB = is the death benefit on the date of (but prior to) the partial surrender.

CV  = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you and the annuitant are age 80 or younger:

•	You purchase the contract with a payment of $20,000.

•	On the sixth contract anniversary the contract value grows to $30,000.

•	During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

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We calculate the death benefit as follows:

The contract value on the most recent sixth contract anniversary:	$30,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders taken since that anniversary calculated as:
$1,500 × $30,000 $28,000	–1,607.14

for a death benefit of:	$28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her, so long as he or she is eligible to do so, own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary’s maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

•	You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

•	You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

Example

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

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We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in “Charges” will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, the annuitant’s sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed

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interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

•	Plan A — Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B — Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C — Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D — Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E — Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See “Charges — Surrender charge under Annuity Payout Plan E.”) You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The withholding federal income tax requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.

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Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange, one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible

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contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

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Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  49

instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (“RiverSource Distributors”), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — the funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  51

Appendix: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012.

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	275	308	372	309	363	746	160	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073	5,594

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351	2,161

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91	$0.73
Accumulation unit value at end of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	822	954	1,230	1,185	1,439	1,767	1,718	1,659	1,408	938

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	1,061	1,287	2,587	3,176	3,100	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	628	824	884	782	920	4,333	941	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15	$0.90
Accumulation unit value at end of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497	6,900	4,207

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88	$0.75
Accumulation unit value at end of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895	475

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87	$0.73
Accumulation unit value at end of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153	1,566

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956	12,254

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19	$1.14
Accumulation unit value at end of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488	10,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14	$0.81
Accumulation unit value at end of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241	4,410

52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13	$0.81
Accumulation unit value at end of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711	217

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35	$1.20
Accumulation unit value at end of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157	2,454

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12	$0.90
Accumulation unit value at end of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646	9,939

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66	$0.52
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082	359

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47	$0.39
Accumulation unit value at end of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535	5,159

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71	$0.55
Accumulation unit value at end of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982	815

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	696	847	1,089	1,464	1,986	1,950	3,548	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420	998

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	970	1,211	2,304	3,561	2,944	5,108	351	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237	6,233

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	233	256	168	91	95	137	187	70	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06	$0.72
Accumulation unit value at end of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896	1,716

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15	$1.14
Accumulation unit value at end of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923	9,919

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  53

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	985	1,206	1,289	1,510	1,174	752	2,782	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01	$0.82
Accumulation unit value at end of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335	11,997	6,872

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27	$0.93
Accumulation unit value at end of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249	12,408	7,511

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06	$0.75
Accumulation unit value at end of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952	5,831	2,326

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51	$1.12
Accumulation unit value at end of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490	4,889

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45	$1.10
Accumulation unit value at end of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861	2,159

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05	$0.85
Accumulation unit value at end of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513	4,483	2,574

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49	$1.17
Accumulation unit value at end of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770	4,304

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79	$0.62
Accumulation unit value at end of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998	3,397

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,214	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	550	—	—	—	—	—	—	—	—

54  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	471	504	601	590	419	1,896	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	947	1,103	1,381	6,218	5,525	2,450	32	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	858	986	1,234	1,165	1,165	1,261	1,350	1,704	718	403

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311	1,434

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65	$0.49
Accumulation unit value at end of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176	4,688

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097	5,911

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76	$0.57
Accumulation unit value at end of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498	5,373

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406	718

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	749	931	966	3,120	4,528	2,291	2,781	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	673	774	1,089	1,210	1,294	2,389	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	636	714	4,378	4,519	3,528	3,236	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  55

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	397	454	619	844	1,049	1,233	1,204	468	15	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91	$0.78
Accumulation unit value at end of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	440	505	581	765	1,013	1,144	1,397	1,837	1,481	1,270

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	601	813	1,000	1,406	1,843	2,419	2,803	3,193	3,359	3,718

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	551	785	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,605	2,418	782	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,393	10,873	12,544	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,118	3,714	1,170	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,671	13,381	11,054	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,841	10,721	5,136	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,197	82,805	97,423	—	—	—	—	—	—	—

56  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	8,285	3,243	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,332	49,673	54,821	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,719	4,225	1,619	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,712	26,508	28,686	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860	4,184

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	93	114	125	133	261	377	381	339	45	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80	$0.54
Accumulation unit value at end of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114	4,070

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33	$0.94
Accumulation unit value at end of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599	6,621

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02	$0.84
Accumulation unit value at end of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515	2,471

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97	$0.72
Accumulation unit value at end of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	775	1,053	683	826	977	1,125	1,281	1,387	1,549	1,450

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593	1,080

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	114	178	330	249	316	302	65	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  57

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022	3,923

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202	1,112

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90	$0.73
Accumulation unit value at end of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	535	596	758	1,017	1,298	1,457	1,664	1,703	1,507	1,149

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	522	644	1,306	1,860	1,583	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	346	403	473	394	409	1,987	389	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304	3,657

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88	$0.74
Accumulation unit value at end of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	514	656	743	1,174	1,596	1,765	1,878	1,638	959	544

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86	$0.73
Accumulation unit value at end of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818	1,979

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04	$1.04
Accumulation unit value at end of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287	10,038

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18	$1.14
Accumulation unit value at end of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446	8,654

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13	$0.81
Accumulation unit value at end of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024	4,235

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12	$0.81
Accumulation unit value at end of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593	234

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34	$1.20
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777	2,836

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11	$0.90
Accumulation unit value at end of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815	10,123

58  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66	$0.52
Accumulation unit value at end of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364	594

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46	$0.39
Accumulation unit value at end of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588	4,296

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70	$0.55
Accumulation unit value at end of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558	831

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	557	751	959	1,003	1,019	1,770	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	384	437	488	854	698	907	1,092	1,256	1,359	811

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	695	927	1,532	2,373	2,137	2,846	247	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782	5,947

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	236	196	127	65	58	137	175	76	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05	$0.72
Accumulation unit value at end of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	493	515	560	661	922	1,550	1,998	2,289	2,188	1,581

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14	$1.14
Accumulation unit value at end of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832	9,828

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	1,106	1,310	1,351	1,404	789	1,558	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  59

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00	$0.82
Accumulation unit value at end of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746	8,735	6,117

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137	5,236

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05	$0.74
Accumulation unit value at end of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012	3,384	1,478

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50	$1.12
Accumulation unit value at end of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320	3,834

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44	$1.10
Accumulation unit value at end of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522	1,628

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367	1,668

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48	$1.16
Accumulation unit value at end of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065	3,549

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79	$0.61
Accumulation unit value at end of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379	2,692

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	386	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	283	381	432	545	444	892	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	907	1,139	3,824	3,203	1,506	41	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	—	—	—	—	—	—	—	—	—

60  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69	$0.48
Accumulation unit value at end of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	382	383	511	600	621	929	977	995	735	533

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	346	471	655	827	929	1,099	1,145	1,143	1,305	1,427

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	880	1,036	9,604	7,662	4,056	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65	$0.48
Accumulation unit value at end of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724	3,654

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56	$0.46
Accumulation unit value at end of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021	4,726

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75	$0.57
Accumulation unit value at end of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463	4,471

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297	759

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	396	538	570	1,775	2,665	1,324	1,445	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	557	566	605	622	495	1,082	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	360	381	2,376	2,572	1,809	1,600	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	423	470	646	732	760	1,153	883	417	22	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  61

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91	$0.77
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	270	327	391	461	620	784	900	883	817	724

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	213	294	372	594	868	1,505	1,655	2,044	2,305	2,650

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	233	267	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,624	4,473	976	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	4,764	4,986	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,338	9,044	2,797	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,346	7,664	5,748	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,080	71,003	23,480	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,359	49,913	58,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,294	32,460	7,790	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,553	23,909	29,598	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,147	23,560	7,958	—	—	—	—	—	—	—

62  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,222	16,640	20,699	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930	3,089

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	560	711	9,462	5,838	3,261	3,580	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	19	34	38	79	68	147	142	161	42	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79	$0.54
Accumulation unit value at end of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277	3,289

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32	$0.93
Accumulation unit value at end of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711	6,164

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001	2,040

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	503	575	673	3,967	460	658	813	645	40	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	724	965	677	792	896	1,001	1,175	1,240	1,207	1,199

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489	1,344

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	29	26	74	39	61	150	25	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24	$0.95
Accumulation unit value at end of period	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	187	234	286	374	658	767	893	671	320

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45	$1.02
Accumulation unit value at end of period	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	453	551	621	1,087	1,769	1,761	1,895	1,469	792	354

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21	$0.98
Accumulation unit value at end of period	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	57	58	109	87	116	159	238	287	242	72

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  63

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	51	49	366	768	1,102	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	117	111	112	136	159	1,283	301	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	327	438	431	472	658	1,255	1,765	1,974	888	297

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13	$0.95
Accumulation unit value at end of period	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	23	21	21	23	33	36	74	181	192	6

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15	$0.96
Accumulation unit value at end of period	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	147	141	163	232	172	552	222	183	82	38

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	410	669	1,148	2,741	1,930	1,762	1,751	2,006	888

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535	1,139	622

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39	$1.00
Accumulation unit value at end of period	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866	1,676	227

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	149	157	170	381	809	593	539	605	83	23

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16	$1.04
Accumulation unit value at end of period	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	453	467	596	2,208	2,482	3,061	2,526	1,503	737	253

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28	$1.03
Accumulation unit value at end of period	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	400	461	557	724	821	1,358	1,921	2,181	1,934	936

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	223	240	303	2,818	1,894	2,076	2,349	446	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	74	94	114	151	168	334	354	322	126	43

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	256	349	428	472	759	973	1,167	595	309

64  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	442	493	611	760	954	1,243	1,440	1,293	138	28

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	493	603	4,485	3,709	2,790	2,140	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	119	151	169	214	178	960	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19	$0.98
Accumulation unit value at end of period	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	39	45	55	75	104	146	210	346	387	142

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	126	156	355	751	813	1,468	52	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	177	229	276	300	419	885	1,065	1,178	842	212

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	55	68	40	21	10	29	43	10	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43	$0.98
Accumulation unit value at end of period	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	64	82	114	100	136	170	325	350	369	76

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	445	615	786	804	972	1,041	1,265	1,585	1,420	839

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	141	186	215	281	235	1,052	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	402	392	1,993	1,888	2,239	2,644	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	697	886	977	1,847	3,810	3,538	3,713	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	581	696	907	1,024	1,260	1,786	2,167	2,418	1,811	806

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37	$1.00
Accumulation unit value at end of period	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	516	620	744	1,337	2,138	2,477	3,028	2,674	1,897	567

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  65

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34	$0.94
Accumulation unit value at end of period	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	125	133	167	185	268	420	513	557	419	104

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37	$1.02
Accumulation unit value at end of period	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	278	291	319	337	391	524	800	981	673	256

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31	$1.00
Accumulation unit value at end of period	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	191	209	243	296	356	512	911	737	370	224

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23	$0.99
Accumulation unit value at end of period	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	565	613	747	793	1,046	1,559	1,733	1,384	1,109	402

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25	$0.98
Accumulation unit value at end of period	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	361	424	555	653	869	1,520	2,091	2,234	965	307

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21	$0.94
Accumulation unit value at end of period	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	242	285	361	468	610	883	1,109	1,210	276	110

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	517	607	728	1,930	2,880	3,061	3,791	2,436	44	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	33	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	13	10	26	36	42	540	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	68	68	1,308	1,425	831	9	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32	$0.92
Accumulation unit value at end of period	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	39	48	51	60	82	92	103	165	34	5

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

66  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34	$0.93
Accumulation unit value at end of period	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6	10	16	12	10	11	24	21	20	14

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	137	160	3,858	3,505	2,828	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31	$0.98
Accumulation unit value at end of period	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	21	36	61	70	83	193	206	200	197	18

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13	$0.93
Accumulation unit value at end of period	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	131	155	235	285	304	340	345	195	179

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26	$0.95
Accumulation unit value at end of period	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	37	38	57	72	110	127	178	246	249	156

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34	$1.02
Accumulation unit value at end of period	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	106	120	150	209	307	355	578	450	130	40

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	76	77	644	962	485	846	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	80	106	106	114	140	648	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	43	43	878	1,086	1,105	1,042	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	277	298	401	544	664	841	790	465	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295	2	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	63	66	62	80	99	173	85	82	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,097	987	2,912	3,613	3,179	3,380	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	85	100	127	164	228	287	405	586	510	324

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  67

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	65	107	127	148	180	244	229	273	270	236

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	23	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	136	136	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,759	2,093	2,614	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	768	844	1,006	4,005	2,228	2,807	3,435	1,777	71	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	210	72	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,298	2,129	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,291	885	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,082	21,360	25,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,065	938	452	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,747	7,546	9,298	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	482	320	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,762	3,824	4,744	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36	$1.00
Accumulation unit value at end of period	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	194	216	280	1,523	1,763	1,674	1,021	937	460	220

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	141	144	3,933	2,731	2,168	2,674	—	—	—

68  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	26	33	47	59	63	54	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51	$1.02
Accumulation unit value at end of period	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	274	305	394	835	926	1,054	1,256	1,045	444	199

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41	$0.99
Accumulation unit value at end of period	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	480	576	720	1,292	1,638	2,304	2,492	2,374	1,263	501

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17	$0.96
Accumulation unit value at end of period	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	125	127	158	186	269	357	386	401	401	222

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	127	145	159	1,551	187	332	522	458	17	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27	$0.94
Accumulation unit value at end of period	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	114	141	69	79	43	49	76	145	157	151

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35	$0.96
Accumulation unit value at end of period	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	61	84	94	110	100	135	185	144	141	18

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	41	31	31	25	26	87	18	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24	$0.95
Accumulation unit value at end of period	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	193	264	312	351	534	623	698	566	228

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45	$1.02
Accumulation unit value at end of period	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	276	309	382	603	1,147	1,421	1,520	1,016	393	168

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19	$0.98
Accumulation unit value at end of period	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	26	30	90	217	269	158	185	132	42

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	75	106	222	398	560	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	62	135	129	118	42	664	109	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	274	350	375	414	569	1,164	1,347	1,479	981	305

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  69

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12	$0.95
Accumulation unit value at end of period	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	15	100	103	306	291	288	144	101	6

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15	$0.96
Accumulation unit value at end of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	244	219	257	300	162	485	198	150	125	108

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	467	644	1,286	3,444	2,303	1,986	1,666	1,123	515

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694	1,596	573

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39	$0.99
Accumulation unit value at end of period	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	625	830	1,087	2,423	2,867	3,181	3,601	2,375	1,384	191

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	89	139	159	327	536	403	381	339	128	11

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16	$1.04
Accumulation unit value at end of period	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	610	711	809	1,674	2,093	2,465	2,116	1,478	737	198

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27	$1.03
Accumulation unit value at end of period	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	185	236	412	500	818	1,579	2,004	2,130	1,810	993

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	252	264	285	1,691	1,098	1,103	1,257	283	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	77	81	62	86	127	200	243	237	85	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	77	117	159	184	279	440	531	660	196	120

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	361	412	483	518	602	779	865	862	62	38

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	364	409	2,370	2,024	1,539	1,164	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	102	183	189	279	232	549	—	—	—

70  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19	$0.98
Accumulation unit value at end of period	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	16	27	62	43	57	59	77	52	36

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	69	119	225	454	618	1,132	111	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	291	223	246	322	417	691	735	940	788	372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	16	18	5	14	29	15	2	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43	$0.98
Accumulation unit value at end of period	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	46	51	65	63	92	224	337	453	415	117

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	140	226	327	482	738	720	991	1,237	1,102	552

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	137	134	161	167	44	479	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	389	453	1,260	1,127	1,335	1,077	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	787	904	1,007	1,393	2,566	2,154	2,206	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	360	419	532	722	976	1,343	1,937	2,066	1,461	559

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36	$1.00
Accumulation unit value at end of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	328	423	559	964	1,496	1,756	2,082	1,937	1,292	500

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33	$0.94
Accumulation unit value at end of period	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	113	120	170	204	286	425	456	397	294	90

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36	$1.02
Accumulation unit value at end of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	172	167	180	224	340	514	653	812	732	435

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30	$1.00
Accumulation unit value at end of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	115	128	170	208	507	672	451	208	101

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23	$0.99
Accumulation unit value at end of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	354	350	429	484	629	956	1,045	825	780	330

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24	$0.98
Accumulation unit value at end of period	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	289	325	408	473	646	1,282	1,607	1,641	806	272

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21	$0.94
Accumulation unit value at end of period	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	182	215	302	330	472	629	670	764	137	59

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	567	739	831	1,461	2,030	2,124	2,626	1,753	11	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	16	28	38	300	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	131	160	697	765	403	4	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32	$0.92
Accumulation unit value at end of period	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	35	44	63	41	55	58	66	121	17	6

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34	$0.93
Accumulation unit value at end of period	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	18	23	23	23	33	27	31	22	5

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	158	190	2,089	1,885	1,445	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30	$0.98
Accumulation unit value at end of period	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	26	71	80	87	101	164	112	82	71	16

72  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12	$0.93
Accumulation unit value at end of period	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	32	82	99	95	193	311	340	193	177

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25	$0.95
Accumulation unit value at end of period	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	25	66	53	85	180	243	288	231	178

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37	$1.02
Accumulation unit value at end of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	104	79	96	138	206	303	338	298	160	84

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	61	65	349	540	236	443	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	111	137	173	146	78	353	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	69	68	498	604	584	558	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	286	282	309	380	448	554	612	479	2	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589	20	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	52	84	158	355	385	192	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	1,025	819	1,698	2,046	1,725	1,792	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25	44	62	66	62	93	177	190	144	68

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	19	18	33	42	92	102	135	136	73

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,982	2,410	1,164	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	864	950	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	715	861	1,085	2,677	1,805	1,833	2,120	1,111	5	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,176	7,853	2,274	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,494	1,943	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,390	50,042	13,452	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,796	9,432	12,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,894	17,556	3,559	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,370	4,378	5,751	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,797	14,985	5,337	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,834	3,115	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36	$1.00
Accumulation unit value at end of period	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	198	240	276	923	1,068	982	774	738	348	180

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	174	199	2,082	1,501	1,117	1,336	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	7	9	8	10	12	20	16	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50	$1.02
Accumulation unit value at end of period	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	156	217	284	555	648	846	949	906	460	221

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41	$0.99
Accumulation unit value at end of period	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	388	478	609	958	1,256	1,812	1,951	1,792	1,263	778

74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15	$0.96
Accumulation unit value at end of period	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	42	38	40	83	93	127	200	282	265	63

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	49	63	88	839	119	201	226	211	16	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27	$0.94
Accumulation unit value at end of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	48	54	34	35	39	42	48	155	153	164

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34	$0.96
Accumulation unit value at end of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	65	92	146	172	147	127	116	136	124	58

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS  75

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

76  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – NEW YORK — PROSPECTUS

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RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

© 2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6410 N (4/13)

Prospectus

April 29, 2013

RiverSource

Retirement Advisor Advantage Plus® Variable Annuity/Retirement Advisor Select Plus®
Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust

•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series, Inc.
•	Calvert Variable Series, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	Credit Suisse Trust
•	DWS Variable Funds II
•	Eaton Vance Variable Trust
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2
•	Goldman Sachs Variable Insurance Trust (VIT)
•	Invesco Variable Insurance Funds

•	Ivy Funds Variable Insurance Portfolios

•	Janus Aspen Series: Service Shares

•	Lazard Retirement Series, Inc.

•	Legg Mason Partners Variable Equity Trust

•	MFS® Variable Insurance Trustsm

•	Morgan Stanley Universal Institutional Funds (UIF)

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares
•	PIMCO Variable Insurance Trust (VIT)
•	Putnam Variable Trust – Class IB Shares
•	Wanger Advisors Trust

•	Van Eck VIP Trust

•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  1

an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Band 3 annuities: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

•	current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

•	current or retired Ameriprise financial advisors and their spouses (advisors), or

•	individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of the owner’s death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Minimum Accumulation Benefit Rider (Accumulation Benefit): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator program.

Guaranteed Minimum Withdrawal Benefit Rider (Withdrawal Benefit): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term “withdrawal” is equal to the term “surrender” in your contract and any other riders.

Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

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Owner (you, your): A natural person or persons identified in the contract as owner(s) of the contract, (including a revocable trust) who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. If the contract has a nonnatural person as the owner, “you, your” means the annuitant. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code.

Portfolio Navigator Program (PN Program): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Plans under Section 401(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

Rider: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit and Withdrawal Benefit. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Settlement date: The date when annuity payouts are scheduled to begin.

Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contract in Brief

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account, subaccounts and/or Special DCA account (when available) under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

Accounts: Generally, you may allocate your purchase payments among any or all of:

•	the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	the fixed account, which earns interest at a rate that we adjust periodically. (see “The Fixed Account”)

•	the Special DCA account, when available. (see “The Fixed Account — The Special Fixed Account”)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see “Buying Your Contract”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an Internal Revenue Service (“IRS”) penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see “Surrenders”)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits”)

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see “The Annuity Payout Period”)

Taxes: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (see “Taxes”)

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Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage Plus

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
Number of completed		Number of completed
years from date of each	Surrender charge	years from date of each	Surrender charge
purchase payment*	percentage	purchase payment*	percentage

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	7

5	4	5	6

6	2	6	5

7 +	0	7	4

		8	3

		9	2

		10 +	0

Surrender charge for RAVA Select Plus

(Contingent deferred sales load as a percentage of purchase payment surrendered)

Years from	Surrender charge
contract date**	percentage

1	7%

2	7

3	7

Thereafter	0

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed fourteen days prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”).

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

Maximum: $50	Current: $30

(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.

ROPP rider fee	Maximum: 0.30%	Current: 0.20%

MAV rider fee	Maximum: 0.35%	Current: 0.25%

5-year MAV rider fee	Maximum: 0.20%	Current: 0.10%

PN rider fee(1)	Maximum: 0.00%	Current: 0.00%

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)

(1)	Effective May 10, 2010, the PN rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

Accumulation Benefit rider fee	Maximum: 2.50%	Current: 0.60%

Accumulation Benefit rider fee (if you elect to step up on or after 10/20/2012)	Maximum: 2.50%	Current: 1.75%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)

Withdrawal Benefit rider fee	Maximum: 2.50%	Current: 0.60%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

Mortality and expense risk fee:	RAVA Advantage Plus	RAVA Select Plus

For nonqualified annuities	0.95%	1.20%

For qualified annuities	0.75%	1.00%

For Band 3 annuities	0.55%	0.75%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.34%	—%	1.29	%(1)

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.24	—	1.24

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.06	—	1.06

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP International, Class II	1.31	0.25	0.02	—	1.58

American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16

American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Calvert VP SRI Balanced Portfolio	0.70	—	0.20	—	0.90

ClearBridge Variable Small Cap Growth Portfolio – Class I**	0.75	—	0.11	—	0.86

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.14	—	0.60	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.13	—	0.67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)**	0.57	0.13	0.12	—	0.82

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)**	1.07	0.13	0.22	—	1.42	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.55	0.13	0.16	—	0.84

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.17	—	1.01	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)**	0.66	0.13	0.14	0.01	0.94

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	0.77	—	0.11	—	0.88	(4),(5)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

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Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus* (continued)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76%	0.13%	0.17%	—%	1.06	%(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74	0.13	0.14	—	1.01	(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.15	—	0.98	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.22	—	1.14	(4)

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)**	0.36	0.13	0.14	—	0.63

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.59	—	1.34	(6)

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(7)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.10	—	1.18

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class 2	0.46	0.25	0.13	—	0.84

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Overseas Portfolio Service Class 2	0.71	0.25	0.14	—	1.10

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	0.80	0.25	0.31	—	1.36

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	(8)

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	0.62	—	0.10	—	0.72	(9)

Invesco V.I. American Franchise Fund, Series II Shares**	0.68	0.25	0.30	—	1.23	(10)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(10)

Invesco V.I. Comstock Fund, Series II Shares**	0.56	0.25	0.29	—	1.10	(10)

Invesco V.I. Diversified Dividend Fund, Series I Shares	0.51	—	0.17	—	0.68

Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.38	—	1.38

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	—	1.26

Invesco V.I. Mid Cap Growth Fund, Series II Shares**	0.75	0.25	0.37	—	1.37	(10)

Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.41	—	1.16

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(11)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(12)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(12)

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.08	—	1.08

MFS® New Discovery Series – Service Class	0.90	0.25	0.07	—	1.22

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.51	—	1.71	(13)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(13)

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)**	1.15	0.25	1.15	—	2.55	(14)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(15)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(16)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(17)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(18)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Putnam VT Global Health Care Fund – Class IB Shares	0.64	0.25	0.20	—	1.09

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  9

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus* (continued)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Putnam VT International Equity Fund – Class IB Shares	0.71%	0.25%	0.18%	—%	1.14%

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.57	0.25	0.15	—	0.97

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(19)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.02	0.80	1.07

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)**	0.42	0.13	0.13	—	0.68

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(20)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.15	0.01	1.20	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 3)**	0.71	0.13	0.13	—	0.97	(4)

Variable Portfolio – Victory Established Value Fund (Class 3)**	0.77	0.13	0.13	—	1.03	(4)

Wanger International	0.91	—	0.16	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.23	0.01	1.24	(21)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(21)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575% for Columbia Variable Portfolio – Cash Management Fund (Class 3), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.375% for Columbia Variable Portfolio – Emerging Markets Fund (Class 3), 0.845% for Columbia Variable Portfolio – High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio – Marsico Growth Fund (Class 1), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 0.995% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3), 0.875% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3), 1.055% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.005% for Variable Portfolio – Partners Small Cap Value Fund (Class 3), 0.895% for Variable Portfolio – Sit Dividend Growth Fund (Class 3) and 1.015% for Variable Portfolio – Victory Established Value Fund (Class 3).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(6)	Credit Suisse will waive fees and reimburse expenses so that the Portfolio’s annual operating expenses will not exceed 1.05% of the Portfolio’s average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

10  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

(7)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(8)	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.84%.

(9)	Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.

(10)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% for Invesco V.I. American Franchise Fund, Series II Shares, 1.03% for Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares, 1.03% for Invesco V.I. Comstock Fund, Series II Shares and 1.34% for Invesco V.I. Mid Cap Growth Fund, Series II Shares of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(11)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

(12)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(13)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(14)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waivers, net expenses would be 1.51%.

(15)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(16)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(17)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(18)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(19)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  11

(20)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(21)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

12  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders, before fee waivers and/or expense reimbursements. They assume that you select the optional MAV and Withdrawal Benefit or Accumulation Benefit(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$1,270	$2,364	$3,358	$5,582	$550	$1,644	$2,727	$5,401

RAVA Advantage Plus

With a seven-year surrender charge schedule	1,180	2,274	3,178	5,401	550	1,644	2,727	5,401

RAVA Select Plus	1,205	2,345	2,838	5,614	575	1,714	2,838	5,614

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$1,250	$2,308	$3,269	$5,419	$530	$1,587	$2,638	$5,239

RAVA Advantage Plus

With a seven-year surrender charge schedule	1,160	2,217	3,088	5,239	530	1,587	2,638	5,239

RAVA Select Plus	1,185	2,289	2,749	5,443	555	1,658	2,749	5,443

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Band 3 Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus – Band 3

With a ten-year surrender charge schedule	$1,231	$2,250	$3,178	$5,264	$511	$1,530	$2,548	$5,084

RAVA Advantage Plus – Band 3

With a seven-year surrender charge schedule	1,141	2,160	2,998	5,084	511	1,530	2,548	5,084

RAVA Select Plus – Band 3	1,160	2,217	2,638	5,239	530	1,587	2,638	5,239

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  13

Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional MAV(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$3,733	$7,766	$9,966	$11,732	$3,013	$7,011	$9,288	$11,533

RAVA Advantage Plus

With a seven-year surrender charge schedule	3,643	7,672	9,772	11,533	3,013	7,011	9,288	11,533

RAVA Select Plus	3,669	7,712	9,321	11,536	3,039	7,051	9,321	11,536

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$3,713	$7,734	$9,939	$11,730	$2,993	$6,979	$9,261	$11,531

RAVA Advantage Plus

With a seven-year surrender charge schedule	3,623	7,639	9,745	11,531	2,993	6,979	9,261	11,531

RAVA Select Plus	3,649	7,680	9,294	11,534	3,019	7,019	9,294	11,534

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Band 3 Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus – Band 3

With a ten-year surrender charge schedule	$3,692	$7,701	$9,912	$11,727	$2,972	$6,946	$9,234	$11,528

RAVA Advantage Plus – Band 3

With a seven-year surrender charge schedule	3,602	7,607	9,718	11,528	2,972	6,946	9,234	11,528

RAVA Select Plus – Band 3	3,623	7,639	9,261	11,531	2,993	6,979	9,261	11,531

14  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements(3). They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$920	$1,331	$1,616	$2,167	$174	$535	$916	$1,967

RAVA Advantage Plus

With a seven-year surrender charge schedule	826	1,231	1,416	1,967	174	535	916	1,967

RAVA Select Plus	850	1,304	1,048	2,242	199	613	1,048	2,242

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus

With a ten-year surrender charge schedule	$901	$1,272	$1,509	$1,943	$153	$472	$809	$1,743

RAVA Advantage Plus

With a seven-year surrender charge schedule	807	1,172	1,309	1,743	153	472	809	1,743

RAVA Select Plus	831	1,246	943	2,023	179	550	943	2,023

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
Band 3 Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA Advantage Plus – Band 3

With a ten-year surrender charge schedule	$882	$1,209	$1,402	$1,714	$133	$409	$702	$1,514

RAVA Advantage Plus – Band 3

With a seven-year surrender charge schedule	788	1,109	1,202	1,514	133	409	702	1,514

RAVA Select Plus – Band 3	807	1,172	809	1,743	153	472	809	1,743

(1)	In these examples the contract administrative charge is $50.
(2)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3)	In these examples the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix C.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Funds: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

16  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  17

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

18  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Unless the PN program is in effect, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Mid Cap Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

American Century VP Ultra®, Class II	Seeks long-term capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc., adviser. New Amsterdam Partners LLC, subadviser on equity portion; no subadviser on fixed-income portion.

ClearBridge Variable Small Cap Growth Portfolio – Class I (previously Legg Mason ClearBridge – Variable Small Cap Growth Portfolio – Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, adviser; Western Asset Management Company & Western Asset Management Company Limited, subadviser.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  19

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

20  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  21

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class 2	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

22  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series II Shares (previously Invesco Van Kampen V.I. – American Franchise Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. – Comstock Fund, Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  23

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Mid Cap Growth Fund, Series II Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

24  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust – International Portfolio (Class S))	Seeks long-term growth of capital by investing at least 80% of its nets assets, plus the amount of any borrowings for investment purposes, in equity securities.	Neuberger Berman Management LLC

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Global Health Care Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  25

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

26  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  27

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

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The Fixed Account

Unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company’s general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY’s revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See “Making the Most of Your Contract — Transfer Policies” for restrictions on transfers involving the fixed account.)

The Special DCA Account

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See “Making the Most of Your Contract — Special Dollar Cost Averaging Program” for more information on the Special DCA account.)

Buying Your Contract

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in tenth of a percent increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See “Purchase Payments”.)

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If

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we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is added, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant’s 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract’s default option of Annuity Payout Plan B – Life annuity with 10 years certain, will begin on the settlement date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See “Benefits in Case of Death” for more about beneficiaries.)

PURCHASE PAYMENTS*
Minimum allowable purchase payments**

If paying by installments under a scheduled payment plan:
  $50 per month

	RAVA Advantage Plus	RAVA Select Plus

If paying by any other method:

initial payment for qualified annuities	$1,000	$2,000

initial payment for nonqualified annuities	2,000	10,000

for any additional payments	50	50

*	RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.
**	Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days’ written notice and pay you the total value of your contract in a lump sum.

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Maximum allowable annual purchase payments*** (without corporate office approval) based on your age on the effective date of the contract:

	RAVA Advantage Plus	RAVA Select Plus

For the first year:

through age 85	$999,999	$999,999

for ages 86 to 90	100,000	100,000

For each subsequent year:

through age 85	100,000	100,000

for ages 86 to 90	50,000	50,000

***	These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.

We will consider your contract void from the start if we do not receive initial purchase payment within 180 days from the application signed date.

Additional purchase payment restrictions for contracts with the Accumulation Benefit rider

Additional purchase payments for contracts with the Accumulation Benefit rider are restricted during the waiting period after the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for contracts with the Withdrawal Benefit or Enhanced Withdrawal Benefit Life rider

Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1.	a partial surrender from the fixed account; or

2.	a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

Regular mail:
RiverSource Life Insurance Co. of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up:

•	an automatic payroll deduction, salary reduction or other group billing arrangement; or

•	a bank authorization.

PURCHASE PAYMENT CREDITS
For RAVA Advantage Plus: we add a credit to your contract in the amount of:

•	1% of each purchase payment received:

–	if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

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–	if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

•	2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus – Band 3: we add a credit to your contract in the amount of:

•	2% of each purchase payment received:

–	if you elect the seven-year surrender charge schedule for your contract.

•	3% of each purchase payment received

–	if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus – Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus – Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

For RAVA Select Plus – Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus – Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus – Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be “investments” for income tax purposes. (See “Taxes.”)

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See “The Contract in Brief — Free look period.”)

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA

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account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

	RAVA Advantage Plus	RAVA Select Plus

For nonqualified annuities	0.95%	1.20%

For qualified annuities	0.75%	1.00%

For Band 3 annuities	0.55%	0.75%

This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

Contracts without Withdrawal Benefit rider

The TFA is the greater of:

•	10% of the contract value on the prior contract anniversary*; or

•	current contract earnings.

Contracts with Withdrawal Benefit rider

The TFA is the greatest of:

•	10% of the contract value on the prior contract anniversary*;

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•	current contract earnings; or

•	the Remaining Benefit Payment.

*	We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary’s contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA. We do not assess a surrender charge on TFA.

2.	Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3.	Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

Seven-year schedule		Ten-year schedule
Number of completed		Number of completed
years from date of each	Surrender charge	years from date of each	Surrender charge
purchase payment	percentage	purchase payment	percentage

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	7

5	4	5	6

6	2	6	5

7 +	0	7	4

		8	3

		9	2

		10 +	0

Surrender charge under RAVA Select Plus:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

Contract year	Surrender charge percentage

1	7%

2	7

3	7

Thereafter	0

Partial surrenders
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

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For an example, see Appendix A.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders of any contract earnings;

•	surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

•	if you elected the Withdrawal Benefit rider, your contract’s Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

•	to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

•	contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

•	amounts we refund to you during the free look period*;

•	death benefits*;

•	surrenders you make under your contract’s “Waiver of Surrender Charges for Nursing Home Confinement” provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

•	surrenders you make under your contract’s “Waiver of Surrender Charges for Terminal Illness Disability Diagnosis” provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

*	However, we will reverse certain purchase payment credits. (See “Buying your contract — Purchase payment credits.”)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) The charge is calculated by multiplying the annual rider fee by the greater of your contract value. The initial rider fee is 0.60%. A request for elective step up or the elective spousal continuation step up received on or after Oct. 20, 2012 will increase the rider fee to 1.75% and the new rate will be charged for the entire contract year. The deduction will occur on the 60th day after each contract anniversary and on the benefit date.

We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.

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We may change the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

Currently, we waive our right to increase the rider fee if you change your PN program investment option.

The fee does not apply after annuity payouts begin.

(1)	Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see “Portfolio Navigator Program”). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) The current annual rider fee is of 0.60%. The charge is calculated by multiplying the annual rider fee by your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the Withdrawal Benefit rider fee does not vary with the PN program option selected; however we reserve the right to vary the fee for this rider for each investment option. The Withdrawal Benefit rider fee will not exceed a maximum of 2.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, any change to the rider fee will only apply to existing contract owners if:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If the rider fee changes during the contract year, we will calculate an average rider fee, for that contract year only, that reflects the various different fees that were in effect for that year, adjusted for the number of calendar days each fee was in effect. If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option.

(1)	Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must participate in the PN program with this rider (see “Portfolio Navigator Program”).

ROPP RIDER FEE
We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1)	Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual charge of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable

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account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2)	The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual charge of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3)	Available if you are 75 or younger at the rider effective date. Not available with MAV.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

•	minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

•	the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges); and

•	minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

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We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	any purchase payment credits allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of:

•	a prorated portion of the contract administrative charge;

•	a prorated portion of the ROPP rider charge (if selected);

•	a prorated portion of the MAV rider charge (if selected);

•	a prorated portion of the 5-Year MAV rider charge (if selected);

•	a prorated portion of the Accumulation Benefit rider charge (if selected); and/or

•	a prorated portion of the Withdrawal Benefit rider charge (if selected).

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN program is in effect. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

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How dollar-cost averaging works

					Number
			Amount	Accumulation	of units
By investing an equal number of dollars each month ...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88
more units when the	è	Apr	100	15	6.67

per unit market price is low ...		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26
when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

•	You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

•	You cannot transfer existing contract values into a Special DCA account.

•	Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

•	We make monthly transfers of your Special DCA account value into the subaccounts you select.

•	You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the PN program model portfolio you have selected, if applicable, includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the PN program model portfolio you have selected.)

•	We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.

•	We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

•	We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

•	Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

•	Funding from multiple sources is treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

•	You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if the PN program is in effect when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the PN program investment option you have selected).

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•	We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under an asset allocation program (see “Asset Allocation Program” and “Portfolio Navigator Program” below).

ASSET ALLOCATION PROGRAM
(For contracts purchased prior to Nov. 1, 2005)
For contracts purchased before Nov. 1, 2005, we offered an asset allocation program. You could elect to participate in the asset allocation program and there was no additional charge. If you purchased an optional Withdrawal Benefit rider, you were required to participate in the asset allocation program under the terms of the rider. The asset allocation program described in this section has been replaced with the PN program for all contracts. The following describes the program that existed prior to Nov. 1, 2005.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see “The Special DCA Account”) and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see “Surrenders”).

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges

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and tax penalties may apply. Therefore, you should not select the Withdrawal Benefit rider if you do not intend to continue participating in one of the model portfolios for the life of the contract.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

•	reallocate your current model portfolio to an updated version of your current model portfolio; or

•	substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days’ written notice of any such change.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a “static” PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see “The static model portfolios” below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the funds of funds investment options without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

The Portfolio Navigator funds.  Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund’s board of trustees.

Below are the asset target allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio – Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio – Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio – Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio – Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio – Conservative Portfolio: 20% Equity / 80% Fixed Income

Funds of funds conflicts of interest.  In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  41

for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

The static model portfolios.  If you have chosen to remain invested in a “static” PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

Participating in the PN program.  You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous program, five model portfolios) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see “The Special DCA Account”), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment;

•	cancel required participation in the program after 30 days written notice;

•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

•	discontinue the PN program after 30 days’ written notice.

Risks.  Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

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Living benefit riders requiring participation in the PN program:

•	Accumulation Benefit rider: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. Therefore, you should not select the Accumulation Benefit rider if you do not intend to continue participating in the PN program until the end of the waiting period.

•	Withdrawal Benefit rider: The Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Because you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. Therefore, you should not select the Withdrawal Benefit rider if you do not intend to continue participating in the PN program for the life of the contract.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies

•	Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA account.

•	You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the fixed account. You should carefully consider whether the fixed account meets your investment criteria before you invest.

•	If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

•	If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	Once annuity payouts begin, you may not make transfers to or from the fixed account, and Special DCA account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Market Timing

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  43

investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security

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Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers to the fixed account or the Special DCA account are not allowed.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

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•	Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

•	If you have Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:  $50

Maximum amount
Transfers or surrenders:  None (except for automated transfers from the fixed account)

 3 By telephone

Call:

1-800-541-2251 (toll free)
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire contract balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see “Charges”). Federal income taxes and penalties as well as state and local income taxes may apply (see “Taxes”). You cannot make surrenders after annuity payouts begin except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see “Optional Benefits — Guaranteed Minimum Withdrawal Benefit”). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

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SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

–	the surrender amount includes a purchase payment check that has not cleared;

–	the NYSE is closed, except for normal holiday and weekend closings;

–	trading on the NYSE is restricted, according to SEC rules;

–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

–	the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

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•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in “Optional Benefits.”

The rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the settlement date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

Adjusted partial surrenders	=	PS × DB CV

PS	=	the partial surrender including any applicable surrender charge.
DB	=	the death benefit on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

•	You purchase the contract with a payment of $20,000.

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•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:

The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 $18,000 =	–1,667
for a death benefit of:	$18,333

Example of standard death benefit calculation when you are age 76 or older on the contract effective date:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

•	If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse’s contract receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse’s contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, as long as he or she is eligible, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

•	If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse’s contract receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments less minus adjusted partial surrenders.

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If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse’s contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit	=	PS × DB CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the death benefit on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROPP

•	You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

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•	You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

If your spouse is the sole beneficiary, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse was age 76 or older as of the date we issued the contract, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in “Charges — ROPP Rider Fee” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see “Taxes.”

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary’s maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

•	You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

•	You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to

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continue the MAV rider. In this case, the rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary’s maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the 5-Year MAV

•	You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

•	You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. You should consider whether a Accumulation Benefit rider is appropriate for you because:

•	you must participate in the PN program and you must be invested in one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see “The Special DCA Account”), and will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program”);

•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below);

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

•	the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see “Charges”).

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

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Here are some general terms that are used to describe the operation of the Accumulation Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.	80% of the contract value on the contract anniversary; or

2.	the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive

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their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

•	you take a full surrender; or

•	annuitization begins; or

•	the contract terminates as a result of the death benefit being paid.

The rider will terminate on the benefit date.

For an example, see Appendix B.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT and ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans.

The Withdrawal Benefit rider is not available under an inherited qualified annuity.

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP — the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an “excess withdrawal” under the rider. If you make an excess withdrawal under the rider:

•	surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

•	the guaranteed benefit amount will be adjusted as described below; and

•	the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see “Charges — Surrender Charge”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).

Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see “Elective Step Up” and “Annual Step Up” below), the special spousal continuation step up election (see “Spousal Continuation and Special Spousal Continuation Step Up” below) or change your Portfolio Navigator investment option, the rider charge may change (see “Charges”).

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Withdrawal Benefit is subject to certain restrictions and limitations described below:

•	Use of Portfolio Navigator program Required: You must participate in the PN program with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program”). The PN program limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see “The Special DCA Account”), and will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program.”);

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;

•	Limitations on Purchase Payments: Currently, we limit the cumulative amount of purchase payments to $100,000.

•	Non-Cancelable: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

•	Interaction with the Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the GBP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

•	Tax Considerations for Non-Qualified Annuities: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty and may be considered taxable income;

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days’ written notice of any such change.

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

•	A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.

The ALERMDA is:

(1)	determined by us each calendar year;

(2)	based on the value of this contract alone on the date it is determined; and

(3)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1.	IRAs under Section 408(b) of the Code;

2.	Roth IRAs under Section 408A of the Code;

3.	SIMPLE IRA under Section 408(p) of the Code;

4.	SEP plans under Section 408 (k) of the Code;

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5.	Custodial and investment only plans under Section 401 (a) of the Code;

6.	TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

The terms “Guaranteed Benefit Amount” and “Remaining Benefit Amount” are described below. Each is used in the operation of the GBP, the RBP, the elective step up, the annual step up, the special spousal continuation step up and the Withdrawal Benefit annuity payout option.

Guaranteed Benefit Amount
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

•	At contract issue — the GBA is equal to the initial purchase payment, plus any purchase payment credit;

•	When you make additional purchase payments — each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).

•	When you make a partial withdrawal:

a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

c)	under the original rider in a contract year after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the GBA. Note that the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

•	At contract issue — the RBA is equal to the initial purchase payment plus any purchase payment credit;

•	When you make additional purchase payments — each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an

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additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).

•	When you make a partial withdrawal:

a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

c)	under the original rider after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the RBA. Note that the RBA and the GBP are calculated after the reversal of any prior step ups.

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment’s RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment
Under the original rider, the GPB is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original an rider, the GBP equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA.

Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

Remaining Benefit Payment
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment’s GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

Elective Step Up (under the original rider only)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

•	if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

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•	if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

•	if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the “Guaranteed Benefit Amount” and “Remaining Benefit Amount” headings above, and to surrender charges; and

•	you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

•	The effective date of the elective step up is the valuation date we receive your written request to step up.

•	The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

Annual Step Up (under the enhanced rider only)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

•	The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

•	If the application of the step does not increase the rider charge (see the “Withdrawal Benefit Rider Fee” provision in the prospectus), the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

•	You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

•	The RBA will be increased to an amount equal to the contract value on the step up date.

•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

•	The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

•	The RBP will be reset as follows:

(a)	Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

Spousal Continuation and Special Spousal Continuation Step Up
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.

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A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse’s election to continue the contract.

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse’s written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days’ written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

Remaining Benefit Amount Payout Option
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

If Contract Value Reduces to Zero
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

•	you will be paid according to the annuity payout option described above;

•	we will no longer accept additional purchase payments;

•	you will no longer be charged for the rider;

•	any attached death benefit riders will terminate; and

•	the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix B.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, the annuitant’s sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlive the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether the annuitant is living or not.

•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See “Charges — Surrender charge under Annuity Payout Plan E.”) You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of the surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

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•	Withdrawal Benefit — RBA Payout Option: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — Withdrawal Benefit”). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

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Surrenders: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be equal to the investment in the contract subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new

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policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other taxes apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

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The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

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We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that

66  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (“RiverSource Distributors”), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisor in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — the funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  67

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

68  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix B include partial surrenders to illustrate the effect of these partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  69

Appendix A: Example — Surrender Charges

Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of full surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00
Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00
Step 2.	We determine the TFA that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00
Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD – TFA] / [CV – TFA]
	WD =	120,000.00	80,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of the surrender
	PR =	100%	100%	= the premium ratio
Step 4.	We calculate Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP – PPF)
	PR =	100%	100%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	100,000.00	91,500.00
Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	100,000.00	91,500.00
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	7,000.00	6,405.00
Step 6.	We calculate the Net Surrender Value:	120,000.00	80,000.00
	Contract Value Surrendered:	(7,000.00)	(6,405.00)
	Contract Charge (assessed upon full surrender):	(30.00)	(30.00)
	Net Full Surrender Proceeds:	112,970.00	73,565.00

70  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of partial surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00
Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00
Step 2.	We determine the Amount Free that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00
Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD – TFA] / [CV – TFA]
	WD =	50,000.00	50,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of surrender
	PR =	30%	58%	= the premium ratio
Step 4.	We calculate the Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP – PPF)
	PR =	30%	58%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	30,000.00	53,108.39	= chargeable purchase payments being surrendered
Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	30,000.00	53,108.39
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	2,100	3,718
Step 6.	We calculate the Net Surrender Value:
	Contract Value Surrendered:	50,000.00	50,000.00
	Surrender Charge:	(2,100.00)	(3,717.59)
	Net Partial Surrender Proceeds:	47,900.00	46,282.41

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  71

Full surrender charge calculation — three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you surrender the contract for its total value during the second contract year. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of full surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00
Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the Contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00
Step 2.	We determine the FA that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00
Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD – TFA] / [CV – TFA]
	WD =	120,000.00	80,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of the surrender
	PR =	100%	100%
Step 4.	We calculate Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP – PPF)
	PR =	100%	100%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	100,000.00	91,500.00
Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	100,000.00	91,500.00
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	7,000.00	6,405.00
Step 6.	We calculate the Net Surrender Value:	120,000.00	80,000.00
	Contract Value Surrendered:	(7,000.00)	(6,405.00)
	Contract Charge (assessed upon full surrender):	(30.00)	(30.00)
	Net Full Surrender Proceeds:	112,970.00	73,565.00

72  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Partial surrender charge calculation — three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of partial surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00
Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00
Step 2.	We determine the Amount Free that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00
Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD – TFA] / [CV – TFA]
	WD =	50,000.00	50,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of surrender
	PR =	30%	58%	= the premium ratio
Step 4.	We calculate the Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP – PPF)
	PR =	30%	58%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	30,000.00	53,108.39	= chargeable purchase payments being surrendered
Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	30,000.00	53,108.39
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	2,100	3,718
Step 6.	We calculate the Net Surrender Value:
	Contract Value Surrendered:	50,000.00	50,000.00
	Surrender Charge:	(2,100.00)	(3,717.59)
	Net Partial Surrender Proceeds:	47,900.00	46,282.41

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  73

Appendix B: Example — Optional Benefits

Example — Accumulation Benefit rider
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	$0	$0	$100,000	$0	$112,000

2	0	0	102,400	0	128,000

3	0	0	108,000	0	135,000

4	0	0	108,000	0	125,000

5	0	0	108,000	0	110,000

6	2,000	1,964	106,036	0	122,000

7	0	0	112,000	0	140,000

8	0	0	112,000	0	121,000

9	5,000	4,628	107,372	0	98,000

10	0	0	107,372	22,372	85,000

Example — Withdrawal Benefit rider
The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

•	You make no additional purchase payments.

•	The contract earns a net return of –5%. All value is invested in the variable subaccounts.

•	The Withdrawal Benefit rider fee is 0.60%.

•	You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

	Contract Value	Withdrawal	Contract Value
Contract Year	(Beginning of Year)	(Beginning of Year)	(End of Year)	GBA	RBA

1	$100,000	$7,000	$88,350	$100,000	$93,000

2	88,350	7,000	76,819	100,000	86,000

3	76,819	7,000	65,930	100,000	79,000

4	65,930	7,000	55,648	100,000	72,000

5	55,648	7,000	45,938	100,000	65,000

6	45,938	7,000	36,769	100,000	58,000

7	36,769	7,000	28,111	100,000	51,000

8	28,111	7,000	19,905	100,000	44,000

9	19,905	7,000	12,156	100,000	37,000

10	12,156	7,000	4,839	100,000	30,000

11	4,839	7,000	0	100,000	23,000

12	0	7,000	0	100,000	16,000

13	0	7,000	0	100,000	9,000

74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

	Contract Value	Withdrawal	Contract Value
Contract Year	(Beginning of Year)	(Beginning of Year)	(End of Year)	GBA	RBA

14	0	7,000	0	100,000	2,000

15	0	2,000	0	100,000	0

Example — ROPP Death Benefit

•	You purchase the contract (with the ROPP rider) with a payment of $20,000.

•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 $18,000 =	–1,667
for a death benefit of:	$18,333

Example — MAV Death Benefit

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 $22,000 =	–1,636
for a death benefit of:	$22,364

Example — 5-Year MAV Death Benefit

•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

•	On the fifth contract anniversary the contract value grows to $30,000.

•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 $25,000 =	–1,800
for a death benefit of:	$28,200

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  75

Appendix C: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	—	—	46	4	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	25	24	75	172	142	103	58	3

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	63	74	86	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—
Accumulation unit value at end of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	193	14	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21	30	19	16	40	32	10	5	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	8	8	6	5	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	1	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	5	5	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	22	13	2	14	2	38	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	7	3	930	1,000	595	410	31	10

76  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11	12	16	403	417	406	416	50	5

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08	$1.00
Accumulation unit value at end of period	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17	20	43	68	105	77	64	24	2

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	7	6	111	108	115	89	8	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	1	1	9	7	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	26	22	9	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	10	15	165	74	116	88	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	11	6	7	11	9	3	1	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	1	2	15	12	19	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	38	31	29	27	21	15	14	71	5

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	15	321	275	240	123	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	194	199	229	344	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (11/01/2005)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	196	200	200	353	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	—	5	15	87	1	—	3	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  77

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	1	1	2	28	2	3	4	4

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	22	40	45	10	20	90	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	5	140	73	39	86	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	46	83	109	249	294	366	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	4	1	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	26	43	30	106	127	120	102	37	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	5	4	4	—	—	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	23	23	18	19	13	19	7	1

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	9	6	9	10	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	6	19	15	17	31	28	16	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	12	12	8	23	30	30	49	—

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29	24	22	19	10	7	5	45	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—

78  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	35	29	25	111	152	174	238	98	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	11	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	43	33	21	33	23	83	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	113	96	78	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	61	27	51	48	13	12	11	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	22	306	277	311	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	4	1	—

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	10	2	2	2	7	6	2	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	36	26	26	25	21	11	8	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	13	16	65	71	54	78	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	2	2	79	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	67	73	107	107	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	10	14	8	4	21	9	1	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  79

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	44	13	9	207	182	194	133	40	2

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	3	3	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	89	64	152	207	224	220	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	7	8	5	17	6	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690	680	1,977	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	13	6	214	88	86	71	17	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,075	1,239	1,088	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	242	244	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—	—	—

80  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,		2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period		$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period		$1.22	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)		202	386	465	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period		$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period		$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)		1,144	1,144	1,144	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period		$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period		$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)		282	203	205	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period		$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05	$1.00
Accumulation unit value at end of period		$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)		13	11	13	151	162	188	106	41	7

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period		$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period		$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)		—	9	17	308	223	205	218	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period		$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period		$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)		—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period		$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09	$1.00
Accumulation unit value at end of period		$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)		18	21	29	71	65	62	74	27	2

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period		$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04	$1.00
Accumulation unit value at end of period		$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)		30	41	31	90	74	100	62	45	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period		$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period		$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)		3	2	2	103	1	5	14	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period		$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04	$1.00
Accumulation unit value at end of period		$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)		—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/01/2005)
Accumulation unit value at beginning of period		$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	$1.00	—
Accumulation unit value at end of period		$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)		—	—	4	4	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	275	308	372	309	363	746	160	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073	5,594

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351	2,161

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  81

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91	$0.73
Accumulation unit value at end of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	822	954	1,230	1,185	1,439	1,767	1,718	1,659	1,408	938

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	1,061	1,287	2,587	3,176	3,100	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	628	824	884	782	920	4,333	941	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15	$0.90
Accumulation unit value at end of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497	6,900	4,207

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88	$0.75
Accumulation unit value at end of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895	475

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	80	87	94	64	46	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87	$0.73
Accumulation unit value at end of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153	1,566

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956	12,254

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19	$1.14
Accumulation unit value at end of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488	10,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14	$0.81
Accumulation unit value at end of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241	4,410

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13	$0.81
Accumulation unit value at end of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711	217

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35	$1.20
Accumulation unit value at end of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157	2,454

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	917	1,052	1,043	1,201	1,374	2,102	2,297	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12	$0.90
Accumulation unit value at end of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646	9,939

82  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66	$0.52
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082	359

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47	$0.39
Accumulation unit value at end of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535	5,159

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71	$0.55
Accumulation unit value at end of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982	815

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	696	847	1,089	1,464	1,986	1,950	3,548	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420	998

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	970	1,211	2,304	3,561	2,944	5,108	351	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237	6,233

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	233	256	168	91	95	137	187	70	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06	$0.72
Accumulation unit value at end of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896	1,716

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15	$1.14
Accumulation unit value at end of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923	9,919

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	985	1,206	1,289	1,510	1,174	752	2,782	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  83

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01	$0.82
Accumulation unit value at end of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335	11,997	6,872

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27	$0.93
Accumulation unit value at end of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249	12,408	7,511

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06	$0.75
Accumulation unit value at end of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952	5,831	2,326

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51	$1.12
Accumulation unit value at end of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490	4,889

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45	$1.10
Accumulation unit value at end of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861	2,159

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05	$0.85
Accumulation unit value at end of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513	4,483	2,574

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49	$1.17
Accumulation unit value at end of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770	4,304

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79	$0.62
Accumulation unit value at end of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998	3,397

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,214	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	550	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	471	504	601	590	419	1,896	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	947	1,103	1,381	6,218	5,525	2,450	32	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449	—	—	—	—	—	—	—	—	—

84  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	858	986	1,234	1,165	1,165	1,261	1,350	1,704	718	403

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097	5,911

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76	$0.57
Accumulation unit value at end of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498	5,373

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406	718

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	749	931	966	3,120	4,528	2,291	2,781	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	673	774	1,089	1,210	1,294	2,389	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	636	714	4,378	4,519	3,528	3,236	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	397	454	619	844	1,049	1,233	1,204	468	15	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91	$0.78
Accumulation unit value at end of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	440	505	581	765	1,013	1,144	1,397	1,837	1,481	1,270

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  85

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	601	813	1,000	1,406	1,843	2,419	2,803	3,193	3,359	3,718

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	551	785	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,605	2,418	782	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,393	10,873	12,544	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,118	3,714	1,170	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,671	13,381	11,054	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,841	10,721	5,136	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,197	82,805	97,423	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	8,285	3,243	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,332	49,673	54,821	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,719	4,225	1,619	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,712	26,508	28,686	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860	4,184

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—	—

86  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	93	114	125	133	261	377	381	339	45	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80	$0.54
Accumulation unit value at end of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114	4,070

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33	$0.94
Accumulation unit value at end of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599	6,621

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97	$0.72
Accumulation unit value at end of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	775	1,053	683	826	977	1,125	1,281	1,387	1,549	1,450

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593	1,080

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	114	178	330	249	316	302	65	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022	3,923

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202	1,112

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90	$0.73
Accumulation unit value at end of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	535	596	758	1,017	1,298	1,457	1,664	1,703	1,507	1,149

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	522	644	1,306	1,860	1,583	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	346	403	473	394	409	1,987	389	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304	3,657

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  87

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88	$0.74
Accumulation unit value at end of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	514	656	743	1,174	1,596	1,765	1,878	1,638	959	544

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	62	25	33	25	57	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86	$0.73
Accumulation unit value at end of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818	1,979

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04	$1.04
Accumulation unit value at end of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287	10,038

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18	$1.14
Accumulation unit value at end of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446	8,654

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13	$0.81
Accumulation unit value at end of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024	4,235

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12	$0.81
Accumulation unit value at end of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593	234

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34	$1.20
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777	2,836

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	686	721	677	731	890	1,311	1,573	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11	$0.90
Accumulation unit value at end of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815	10,123

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66	$0.52
Accumulation unit value at end of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364	594

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46	$0.39
Accumulation unit value at end of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588	4,296

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70	$0.55
Accumulation unit value at end of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558	831

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—	—

88  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	557	751	959	1,003	1,019	1,770	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	384	437	488	854	698	907	1,092	1,256	1,359	811

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	695	927	1,532	2,373	2,137	2,846	247	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782	5,947

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	236	196	127	65	58	137	175	76	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05	$0.72
Accumulation unit value at end of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	493	515	560	661	922	1,550	1,998	2,289	2,188	1,581

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14	$1.14
Accumulation unit value at end of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832	9,828

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	1,106	1,310	1,351	1,404	789	1,558	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00	$0.82
Accumulation unit value at end of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746	8,735	6,117

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137	5,236

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05	$0.74
Accumulation unit value at end of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012	3,384	1,478

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50	$1.12
Accumulation unit value at end of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320	3,834

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  89

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44	$1.10
Accumulation unit value at end of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522	1,628

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367	1,668

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48	$1.16
Accumulation unit value at end of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065	3,549

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79	$0.61
Accumulation unit value at end of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379	2,692

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	386	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	283	381	432	545	444	892	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	907	1,139	3,824	3,203	1,506	41	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69	$0.48
Accumulation unit value at end of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	382	383	511	600	621	929	977	995	735	533

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	880	1,036	9,604	7,662	4,056	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56	$0.46
Accumulation unit value at end of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021	4,726

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75	$0.57
Accumulation unit value at end of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463	4,471

90  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297	759

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	396	538	570	1,775	2,665	1,324	1,445	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	557	566	605	622	495	1,082	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	360	381	2,376	2,572	1,809	1,600	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	423	470	646	732	760	1,153	883	417	22	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91	$0.77
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	270	327	391	461	620	784	900	883	817	724

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	213	294	372	594	868	1,505	1,655	2,044	2,305	2,650

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	233	267	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,624	4,473	976	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	4,764	4,986	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  91

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,338	9,044	2,797	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,346	7,664	5,748	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,080	71,003	23,480	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,359	49,913	58,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,294	32,460	7,790	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,553	23,909	29,598	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,147	23,560	7,958	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,222	16,640	20,699	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930	3,089

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	560	711	9,462	5,838	3,261	3,580	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	19	34	38	79	68	147	142	161	42	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79	$0.54
Accumulation unit value at end of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277	3,289

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32	$0.93
Accumulation unit value at end of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711	6,164

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	503	575	673	3,967	460	658	813	645	40	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	724	965	677	792	896	1,001	1,175	1,240	1,207	1,199

92  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489	1,344

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	29	26	74	39	61	150	25	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24	$0.95
Accumulation unit value at end of period	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	187	234	286	374	658	767	893	671	320

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45	$1.02
Accumulation unit value at end of period	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	453	551	621	1,087	1,769	1,761	1,895	1,469	792	354

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21	$0.98
Accumulation unit value at end of period	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	57	58	109	87	116	159	238	287	242	72

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	51	49	366	768	1,102	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	117	111	112	136	159	1,283	301	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	327	438	431	472	658	1,255	1,765	1,974	888	297

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13	$0.95
Accumulation unit value at end of period	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	23	21	21	23	33	36	74	181	192	6

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15	$0.96
Accumulation unit value at end of period	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	147	141	163	232	172	552	222	183	82	38

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	410	669	1,148	2,741	1,930	1,762	1,751	2,006	888

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535	1,139	622

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  93

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39	$1.00
Accumulation unit value at end of period	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866	1,676	227

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	149	157	170	381	809	593	539	605	83	23

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16	$1.04
Accumulation unit value at end of period	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	453	467	596	2,208	2,482	3,061	2,526	1,503	737	253

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	133	170	243	262	385	500	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28	$1.03
Accumulation unit value at end of period	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	400	461	557	724	821	1,358	1,921	2,181	1,934	936

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	223	240	303	2,818	1,894	2,076	2,349	446	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	74	94	114	151	168	334	354	322	126	43

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	256	349	428	472	759	973	1,167	595	309

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	442	493	611	760	954	1,243	1,440	1,293	138	28

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	493	603	4,485	3,709	2,790	2,140	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	119	151	169	214	178	960	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19	$0.98
Accumulation unit value at end of period	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	39	45	55	75	104	146	210	346	387	142

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	126	156	355	751	813	1,468	52	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	177	229	276	300	419	885	1,065	1,178	842	212

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	55	68	40	21	10	29	43	10	—	—

94  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43	$0.98
Accumulation unit value at end of period	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	64	82	114	100	136	170	325	350	369	76

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	445	615	786	804	972	1,041	1,265	1,585	1,420	839

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	141	186	215	281	235	1,052	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	402	392	1,993	1,888	2,239	2,644	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	697	886	977	1,847	3,810	3,538	3,713	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	581	696	907	1,024	1,260	1,786	2,167	2,418	1,811	806

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37	$1.00
Accumulation unit value at end of period	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	516	620	744	1,337	2,138	2,477	3,028	2,674	1,897	567

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34	$0.94
Accumulation unit value at end of period	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	125	133	167	185	268	420	513	557	419	104

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37	$1.02
Accumulation unit value at end of period	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	278	291	319	337	391	524	800	981	673	256

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31	$1.00
Accumulation unit value at end of period	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	191	209	243	296	356	512	911	737	370	224

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23	$0.99
Accumulation unit value at end of period	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	565	613	747	793	1,046	1,559	1,733	1,384	1,109	402

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25	$0.98
Accumulation unit value at end of period	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	361	424	555	653	869	1,520	2,091	2,234	965	307

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21	$0.94
Accumulation unit value at end of period	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	242	285	361	468	610	883	1,109	1,210	276	110

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  95

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	517	607	728	1,930	2,880	3,061	3,791	2,436	44	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	33	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	13	10	26	36	42	540	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	68	68	1,308	1,425	831	9	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32	$0.92
Accumulation unit value at end of period	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	39	48	51	60	82	92	103	165	34	5

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	137	160	3,858	3,505	2,828	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13	$0.93
Accumulation unit value at end of period	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	131	155	235	285	304	340	345	195	179

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26	$0.95
Accumulation unit value at end of period	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	37	38	57	72	110	127	178	246	249	156

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34	$1.02
Accumulation unit value at end of period	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	106	120	150	209	307	355	578	450	130	40

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	76	77	644	962	485	846	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	80	106	106	114	140	648	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	43	43	878	1,086	1,105	1,042	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	277	298	401	544	664	841	790	465	—	—

96  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295	2	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	63	66	62	80	99	173	85	82	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,097	987	2,912	3,613	3,179	3,380	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	85	100	127	164	228	287	405	586	510	324

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	65	107	127	148	180	244	229	273	270	236

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	23	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	136	136	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,759	2,093	2,614	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	768	844	1,006	4,005	2,228	2,807	3,435	1,777	71	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	210	72	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,298	2,129	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,291	885	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,082	21,360	25,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,065	938	452	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  97

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,747	7,546	9,298	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	482	320	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,762	3,824	4,744	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36	$1.00
Accumulation unit value at end of period	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	194	216	280	1,523	1,763	1,674	1,021	937	460	220

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	141	144	3,933	2,731	2,168	2,674	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	26	33	47	59	63	54	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51	$1.02
Accumulation unit value at end of period	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	274	305	394	835	926	1,054	1,256	1,045	444	199

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41	$0.99
Accumulation unit value at end of period	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	480	576	720	1,292	1,638	2,304	2,492	2,374	1,263	501

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	127	145	159	1,551	187	332	522	458	17	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27	$0.94
Accumulation unit value at end of period	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	114	141	69	79	43	49	76	145	157	151

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35	$0.96
Accumulation unit value at end of period	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	61	84	94	110	100	135	185	144	141	18

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	41	31	31	25	26	87	18	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24	$0.95
Accumulation unit value at end of period	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	193	264	312	351	534	623	698	566	228

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45	$1.02
Accumulation unit value at end of period	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	276	309	382	603	1,147	1,421	1,520	1,016	393	168

98  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19	$0.98
Accumulation unit value at end of period	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	26	30	90	217	269	158	185	132	42

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	75	106	222	398	560	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	62	135	129	118	42	664	109	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	274	350	375	414	569	1,164	1,347	1,479	981	305

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12	$0.95
Accumulation unit value at end of period	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	15	100	103	306	291	288	144	101	6

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	1	1	1	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15	$0.96
Accumulation unit value at end of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	244	219	257	300	162	485	198	150	125	108

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	467	644	1,286	3,444	2,303	1,986	1,666	1,123	515

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694	1,596	573

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39	$0.99
Accumulation unit value at end of period	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	625	830	1,087	2,423	2,867	3,181	3,601	2,375	1,384	191

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	89	139	159	327	536	403	381	339	128	11

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16	$1.04
Accumulation unit value at end of period	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	610	711	809	1,674	2,093	2,465	2,116	1,478	737	198

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	269	277	296	362	607	689	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27	$1.03
Accumulation unit value at end of period	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	185	236	412	500	818	1,579	2,004	2,130	1,810	993

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  99

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	252	264	285	1,691	1,098	1,103	1,257	283	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	77	81	62	86	127	200	243	237	85	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	77	117	159	184	279	440	531	660	196	120

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	361	412	483	518	602	779	865	862	62	38

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	364	409	2,370	2,024	1,539	1,164	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	102	183	189	279	232	549	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19	$0.98
Accumulation unit value at end of period	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	16	27	62	43	57	59	77	52	36

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	69	119	225	454	618	1,132	111	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	291	223	246	322	417	691	735	940	788	372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	16	18	5	14	29	15	2	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43	$0.98
Accumulation unit value at end of period	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	46	51	65	63	92	224	337	453	415	117

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	140	226	327	482	738	720	991	1,237	1,102	552

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	137	134	161	167	44	479	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	389	453	1,260	1,127	1,335	1,077	—	—	—

100  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	787	904	1,007	1,393	2,566	2,154	2,206	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	360	419	532	722	976	1,343	1,937	2,066	1,461	559

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36	$1.00
Accumulation unit value at end of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	328	423	559	964	1,496	1,756	2,082	1,937	1,292	500

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33	$0.94
Accumulation unit value at end of period	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	113	120	170	204	286	425	456	397	294	90

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36	$1.02
Accumulation unit value at end of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	172	167	180	224	340	514	653	812	732	435

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30	$1.00
Accumulation unit value at end of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	115	128	170	208	507	672	451	208	101

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23	$0.99
Accumulation unit value at end of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	354	350	429	484	629	956	1,045	825	780	330

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24	$0.98
Accumulation unit value at end of period	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	289	325	408	473	646	1,282	1,607	1,641	806	272

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21	$0.94
Accumulation unit value at end of period	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	182	215	302	330	472	629	670	764	137	59

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	567	739	831	1,461	2,030	2,124	2,626	1,753	11	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	16	28	38	300	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	131	160	697	765	403	4	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  101

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32	$0.92
Accumulation unit value at end of period	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	35	44	63	41	55	58	66	121	17	6

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	158	190	2,089	1,885	1,445	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12	$0.93
Accumulation unit value at end of period	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	32	82	99	95	193	311	340	193	177

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25	$0.95
Accumulation unit value at end of period	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	25	66	53	85	180	243	288	231	178

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37	$1.02
Accumulation unit value at end of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	104	79	96	138	206	303	338	298	160	84

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	61	65	349	540	236	443	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	111	137	173	146	78	353	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	69	68	498	604	584	558	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	286	282	309	380	448	554	612	479	2	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589	20	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	52	84	158	355	385	192	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	1,025	819	1,698	2,046	1,725	1,792	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25	44	62	66	62	93	177	190	144	68

102  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	19	18	33	42	92	102	135	136	73

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,982	2,410	1,164	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	864	950	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	715	861	1,085	2,677	1,805	1,833	2,120	1,111	5	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,176	7,853	2,274	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,494	1,943	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,390	50,042	13,452	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,796	9,432	12,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,894	17,556	3,559	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,370	4,378	5,751	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,797	14,985	5,337	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,834	3,115	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36	$1.00
Accumulation unit value at end of period	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	198	240	276	923	1,068	982	774	738	348	180

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	174	199	2,082	1,501	1,117	1,336	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  103

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	7	9	8	10	12	20	16	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50	$1.02
Accumulation unit value at end of period	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	156	217	284	555	648	846	949	906	460	221

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41	$0.99
Accumulation unit value at end of period	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	388	478	609	958	1,256	1,812	1,951	1,792	1,263	778

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	49	63	88	839	119	201	226	211	16	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27	$0.94
Accumulation unit value at end of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	48	54	34	35	39	42	48	155	153	164

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34	$0.96
Accumulation unit value at end of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	65	92	146	172	147	127	116	136	124	58

104  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY – NEW YORK — PROSPECTUS  105

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6362 N (4/13)

Prospectus

April 29, 2013

RiverSource
Retirement Advisor 4 Advantage® Variable Annuity
Retirement Advisor 4 Select® Variable Annuity
Retirement Advisor 4 Access® Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

New contracts are not currently being offered.

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

• AllianceBernstein Variable Products Series Fund, Inc.
• American Century Variable Portfolios, Inc.
• ALPS Variable Investment Trust
• BlackRock Variable Series, Inc.
• Columbia Funds Variable Insurance Trust
• Columbia Funds Variable Series II
• Credit Suisse Trust
• DWS Variable Series II
• Dreyfus Variable Investment Trust
• Eaton Vance Variable Trust
• Fidelity® Variable Insurance Products – Service Class 2
• Franklin® Templeton® Variable Insurance Products Trust  (FTVIPT) – Class 2
• Goldman Sachs Variable Insurance Trust (VIT)
• Invesco Variable Insurance Funds
• Ivy Funds Variable Insurance Portfolios
• Janus Aspen Series: Service Shares
• Lazard Retirement Services, Inc.
• Legg Mason Partners Variable Equity Trust
• MFS® Variable Insurance TrustSM
• Morgan Stanley Universal Institutional Funds (UIF)
• Neuberger Berman Advisers Management Trust
• Oppenheimer Variable Account Funds – Service
• PIMCO Variable Insurance Trust (VIT)
• Van Eck VIP Trust
• Wanger Advisors Trust
• Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	1

an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

 2  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Band 3 annuities: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

•	current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

•	current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

•	individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Minimum Accumulation Benefit Rider (Accumulation Benefit): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access.

Guarantor Withdrawal Benefit For Life® Rider (GWB for Life®): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.

Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	3

additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

Owner (you, your): A person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. If the contract has a nonnatural person as the owner, “you, your and owner” means the annuitant where contract provisions are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code.

Portfolio Navigator Program (PN program): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

Rider: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

SecureSource® riders: This is an optional benefit that you can add to your contract for an additional charge. SecureSource – Single Life covers one person. SecureSource – Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. When used in this prospectus, “SecureSource riders” include the SecureSource Flex riders, except where the SecureSource Flex riders are specifically referenced and distinguished from the other SecureSource riders. These riders require participation in the Portfolio Navigator program. These riders are not available for RAVA 4 Access.

Settlement date: The date when annuity payouts are scheduled to begin.

Special Dollar-Cost Averaging (Special DCA) fixed account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

 4  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	5

The Contract in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value.

Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”)

It may not have been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See “Valuing Your Investment — Purchase payment credits.”) The valuation date will be the date your request is received at our corporate office. We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among any or all of:

•	the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. Effective May 10, 2010, for RAVA 4 Access contracts you cannot select the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN

 6  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

program model portfolio and have the regular fixed account included in the model portfolio selected.) (see “The Fixed Account”)

•	the Special DCA fixed account, when available. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Flex rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Certain other restrictions may apply. (See “Surrenders”).

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits”)

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see “The Annuity Payout Period”)

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	7

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA 4 Advantage

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
Number of completed		Number of completed
years from date of each	Surrender charge	years from date of each	Surrender charge
purchase payment*	percentage	purchase payment*	percentage
0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	7

5	4	5	6

6	2	6	5

7+	0	7	4

		8	3

		9	2

		10+	0

Surrender charge for RAVA 4 Select

(Contingent deferred sales load as a percentage of purchase payment surrendered)

Years from	Surrender charge
contract date**	percentage
1	7%

2	7

3	7

Thereafter	0

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed fourteen days prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 4 Access: 0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

Maximum: $50	Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

 8  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

Mortality and expense risk fee:	RAVA 4 Advantage	RAVA 4 Select	RAVA 4 Access

For nonqualified annuities	1.05%	1.30%	1.45%

For qualified annuities	.85%	1.10%	1.25%

OPTIONAL RIDER FEES
Optional Death Benefits
(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ROPP rider fee	Maximum: 0.30%	Current: 0.20%

MAV rider fee	Maximum: 0.35%	Current: 0.25%

5-Year MAV rider fee	Maximum: 0.20%	Current: 0.10%

Optional Living Benefits

SecureSource Flex – Single life rider fee	Maximum: 2.00%	Current: 0.95%

SecureSource Flex – Joint life rider fee	Maximum: 2.50%	Current: 1.10%

(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

Accumulation Benefit rider fee	Maximum: 2.50%	Current: 1.50%	(1)

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

(1)	For contracts purchased after Oct. 4, 2010 and for elective step ups or elective spousal continuation step ups on or after Oct. 20, 2012:

	Initial annual rider fee	Current rider fee for
	and fee for elective step ups	elective step ups
Contract purchase date:	before 10/20/12	on or after 10/20/12

prior to Jan. 26, 2009	0.60%	1.75%

Jan. 26, 2009 through May 30, 2009	0.80%	1.75%

Nov. 30, 2009 through Oct. 3, 2010	1.25%	1.75%

GWB for Life rider fee	Maximum: 1.50%	Current: 0.65%

(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

SecureSource – Single life rider fee	Maximum: 2.00%	Current: 0.90%(2)

SecureSource – Joint life rider fee	Maximum: 2.00%	Current: 0.90%(2)

(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

(2)	For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	9

significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.34%	—%	1.29	%(1)

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.24	—	1.24

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.06	—	1.06

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.11	—	1.11

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16

American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

ClearBridge Variable Small Cap Growth Portfolio – Class I**	0.75	—	0.11	—	0.86

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.14	—	0.60	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.13	—	0.67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)**	0.57	0.13	0.12	—	0.82

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)**	1.07	0.13	0.22	—	1.42	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.55	0.13	0.16	—	0.84

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.17	—	1.01	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)**	0.66	0.13	0.14	0.01	0.94

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	0.77	—	0.11	—	0.88	(4),(5)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.17	—	1.06	(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74	0.13	0.14	—	1.01	(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.15	—	0.98	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.22	—	1.14	(4)

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)**	0.36	0.13	0.14	—	0.63

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.59	—	1.34	(6)

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	0.75	0.25	0.31	—	1.31

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(7)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.10	—	1.18

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Overseas Portfolio Service Class 2	0.71	0.25	0.14	—	1.10

 10  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56%	0.25%	0.13%	—%	0.94%

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	0.80	0.25	0.31	—	1.36

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	0.62	—	0.10	—	0.72	(8)

Invesco V.I. American Franchise Fund, Series II Shares**	0.68	0.25	0.30	—	1.23	(9)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(9)

Invesco V.I. Comstock Fund, Series II Shares**	0.56	0.25	0.29	—	1.10	(9)

Invesco V.I. Diversified Dividend Fund, Series II Shares	0.51	0.25	0.17	—	0.93

Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.38	—	1.38

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	—	1.26

Invesco V.I. Mid Cap Growth Fund, Series II Shares**	0.75	0.25	0.37	—	1.37	(9)

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(10)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(11)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(11)

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(12)

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.08	—	1.08

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.51	—	1.71	(13)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(13)

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)**	1.15	0.25	1.15	—	2.55	(14)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.18	—	1.28	(14)

Oppenheimer Equity Income Fund/VA, Service Shares**	0.75	0.25	0.93	—	1.93	(15)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(16)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(15)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(17)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(18)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(19)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.02	0.80	1.07

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)**	0.42	0.13	0.13	—	0.68

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(20)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	11

Total annual operating expenses for each fund underlying RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—%	0.25%	0.02%	0.76%	1.03%

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.15	0.01	1.20	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 3)**	0.71	0.13	0.13	—	0.97	(4)

Variable Portfolio – Victory Established Value Fund (Class 3)**	0.77	0.13	0.13	—	1.03	(4)

Wanger International	0.91	—	0.16	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.23	0.01	1.24	(21)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(21)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.
**	The previous fund names can be found in the Appendix under “The Funds”.
***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.
(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.
(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575% for Columbia Variable Portfolio – Cash Management Fund (Class 3), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.375% for Columbia Variable Portfolio – Emerging Markets Fund (Class 3), 0.845% for Columbia Variable Portfolio – High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio – Marsico Growth Fund (Class 1), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 0.995% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3), 0.875% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3), 1.055% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.005% for Variable Portfolio – Partners Small Cap Value Fund (Class 3), 0.895% for Variable Portfolio – Sit Dividend Growth Fund (Class 3) and 1.015% for Variable Portfolio – Victory Established Value Fund (Class 3).
(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(6)	Credit Suisse will waive fees and reimburse expenses so that the Portfolio’s annual operating expenses will not exceed 1.05% of the Portfolio’s average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.
(7)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.
(8)	Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.

(9)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% for Invesco V.I. American Franchise Fund, Series II Shares, 1.03% for Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares, 1.03% for Invesco V.I.

 12  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Comstock Fund, Series II Shares and 1.34% for Invesco V.I. Mid Cap Growth Fund, Series II Shares of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.
(10)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.
(11)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.
(12)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(13)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(14)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) and 1.17% of the average daily net asset value of the Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S). The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waivers, net expenses would be 1.51% for Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S).
(15)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Oppenheimer Equity Income Fund/VA, Service Shares and 1.05% for Oppenheimer Main Street Small Cap Fund®/VA, Service Shares. After fee waivers and/or reimbursements, net expenses would be 1.04% for Oppenheimer Equity Income Fund/VA, Service Shares.
(16)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.
(17)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.
(18)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.
(19)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(20)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.
(21)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	13

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders, before fee waivers and/or expense reimbursements. They assume that you select the optional MAV, Accumulation Benefit or SecureSource Flex – Joint Life, if available(1),(2). Living benefit riders are not available under RAVA 4 Access contracts. Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$1,280	$2,393	$3,403	$5,667	$560	$1,672	$2,771	$5,486

RAVA 4 Advantage With a seven-year surrender charge schedule	1,190	2,303	3,222	5,486	560	1,672	2,771	5,486

RAVA 4 Select	1,215	2,373	2,883	5,699	585	1,742	2,883	5,699

RAVA 4 Access	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$1,260	$2,336	$3,313	$5,499	$540	$1,615	$2,682	$5,318

RAVA 4 Advantage With a seven-year surrender charge schedule	1,170	2,246	3,133	5,318	540	1,615	2,682	5,318

RAVA 4 Select	1,195	2,317	2,793	5,529	565	1,686	2,793	5,529

RAVA 4 Access	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional MAV(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$3,744	$7,782	$9,980	$11,733	$3,024	$7,027	$9,301	$11,534

RAVA 4 Advantage With a seven-year surrender charge schedule	3,654	7,688	9,786	11,534	3,024	7,027	9,301	11,534

RAVA 4 Select	3,679	7,728	9,334	11,537	3,049	7,067	9,334	11,537

RAVA 4 Access	3,065	7,091	9,353	11,538	3,065	7,091	9,353	11,538

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$3,723	$7,750	$9,953	$11,731	$3,003	$6,995	$9,274	$11,532

RAVA 4 Advantage With a seven-year surrender charge schedule	3,633	7,656	9,759	11,532	3,003	6,995	9,274	11,532

RAVA 4 Select	3,659	7,696	9,308	11,535	3,029	7,035	9,308	11,535

RAVA 4 Access	3,044	7,059	9,327	11,536	3,044	7,059	9,327	11,536

 14  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements(3). They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$929	$1,359	$1,669	$2,278	$184	$566	$969	$2,078

RAVA 4 Advantage With a seven-year surrender charge schedule	836	1,260	1,469	2,078	184	566	969	2,078

RAVA 4 Select	860	1,333	1,101	2,350	209	644	1,101	2,350

RAVA 4 Access	225	690	1,179	2,509	225	690	1,179	2,509

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
Qualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 4 Advantage With a ten-year surrender charge schedule	$910	$1,302	$1,563	$2,055	$163	$503	$863	$1,855

RAVA 4 Advantage With a seven-year surrender charge schedule	817	1,202	1,363	1,855	163	503	863	1,855

RAVA 4 Select	841	1,275	996	2,133	189	582	996	2,133

RAVA 4 Access	204	628	1,074	2,296	204	628	1,074	2,296

(1)	In these examples, the contract administrative charge is $50.

(2)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3)	In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	15

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix H.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

 16  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	17

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

The Fixed Account

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. Effective May 10, 2010, for RAVA 4 Access contracts you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transfer policies” for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each

 18  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See “Making the Most of Your Contract — Special Dollar Cost Averaging Program” for more information on the Special DCA fixed account.)

Buying Your Contract

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

When you applied, you could have selected among the following:

•	the regular fixed account(1), subaccounts, or the Special DCA fixed account in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefits:

–	ROPP Death Benefit(2);

–	MAV Death Benefit(2);

–	5-Year MAV Death Benefit(2); and

•	under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

–	Accumulation Benefit rider(3); or

–	SecureSource Flex rider(3).

(1)	For RAVA 4 Access contracts you could not have selected the regular fixed account.
(2)	You may have selected any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.
(3)	You may have selected either the Accumulation Benefit or SecureSource Flex rider. The Accumulation Benefit and SecureSource Flex – Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource Flex – Joint Life rider is available if both covered spouses are 80 or younger.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) (See “Purchase Payments.”)

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant’s 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	19

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract’s default option of Annuity Payout Plan B — Life annuity with 10 years certain, will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS*
Minimum allowable purchase payments**

If paying by installments under a scheduled payment plan:

  $50 per month

	RAVA 4 Advantage	RAVA 4 Select	RAVA 4 Access
If paying by any other method:
initial payment for qualified annuities	$1,000	$2,000	$2,000
initial payment for nonqualified annuities	2,000	10,000	10,000
for any additional payments	50	50	50

*	RAVA 4 Advantage and RAVA 4 Select Band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

**	Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days’ written notice and pay you the total value of your contract in a lump sum.

Maximum allowable purchase payments*** (without corporate office approval) based on your age on the effective date of the contract:

	RAVA 4 Advantage	RAVA 4 Select	RAVA 4 Access
For the first year:
through age 85	$999,999	$999,999	$999,999
for ages 86 to 90	100,000	100,000	100,000
For each subsequent year:
through age 85	100,000	100,000	100,000
for ages 86 to 90	50,000	50,000	50,000

***	These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the Code’s limits on annual contributions also apply.

We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days from the application signed date.

For contract applications with SecureSource Flex riders signed on or after Feb. 3, 2012, we considered your contract void from the start if we did not receive your initial purchase payment within 90 days of the application signed date.

 20  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Additional purchase payment restrictions for contracts with the Accumulation Benefit rider

Additional purchase payments for contracts with the Accumulation Benefit rider are restricted during the waiting period after the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for contracts with the GWB for Life rider

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments are allowed for all contracts with the GWB for Life. Initial purchase payments are: 1) payments received with the application; and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from contract issue date and received within 180 days from the contract issue date.

Additional purchase payments will be limited to $100,000 for the life of your contract.

Additional purchase payment restrictions for contracts with the SecureSource and SecureSource Flex riders

The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.

For contracts purchased on or after Feb. 27, 2012, these purchase payment restrictions are being waived until further notice.

For contracts purchased prior to Feb. 27, 2012, we are waiving only the $100,000 total additional purchase payment restriction until further notice.

The SecureSource Flex riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using 5%, as described under “Optional Living Benefits — Currently Offered — SecureSource Flex Riders.”)

If you take a withdrawal and then make additional purchase payment during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.

We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RiverSource Life Insurance Co. of New York
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up:

•	an automatic payroll deduction, salary reduction or other group billing arrangement; or

•	a bank authorization.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	21

PURCHASE PAYMENT CREDITS
Purchase payment credits are not available for RAVA 4 Access.

For RAVA 4 Advantage: we add a credit to your contract in the amount of:

•	1% of each purchase payment received:

–	if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

–	if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

•	2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA 4 Advantage – Band 3: we add a credit to your contract in the amount of:

•	2% of each purchase payment received:

–	if you elect the seven-year surrender charge schedule for your contract.

•	3% of each purchase payment received:

–	if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage – Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage – Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA 4 Select: we add a credit to your contract in the amount of:

•	1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000; or

•	2% of each purchase payment received in the first contract year if your initial purchase payment to the contract is $1,000,000 or more. Please note that purchase payments of $1,000,000 or more require home office approval.

For RAVA 4 Select – Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select – Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select – Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be “investments” for income tax purposes. (See “Taxes.”)

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See “The Contract in Brief — Free look period.”)

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. This paragraph will not apply to contracts purchased on or after Oct. 5, 2008.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

 22  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

	RAVA 4 Advantage	RAVA 4 Select	RAVA 4 Access
For nonqualified annuities	1.05%	1.30%	1.45%
For qualified annuities	.85%	1.10%	1.25%

This fee covers the mortality and expense risk that we assume. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants lives. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:

Contracts without GWB for Life rider or SecureSource rider

The TFA is the greater of:

•	10% of the contract value on the prior contract anniversary*; or

•	current contract earnings.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	23

Contracts with GWB for Life rider or SecureSource rider

The TFA is the greatest of:

•	10% of the contract value on the prior contract anniversary*;

•	current contract earnings;

•	the Remaining Benefit Payment; or

•	the Remaining Annual Lifetime Payment.

*	We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary’s contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

Surrender charge under RAVA 4 Advantage:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2.	Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3.	Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

Seven-year schedule		Ten-year schedule
Number of completed		Number of completed
years from date of each	Surrender charge	years from date of each	Surrender charge
purchase payment	percentage	purchase payment	percentage

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	7

5	4	5	6

6	2	6	5

7+	0	7	4

		8	3

		9	2

		10+	0

Surrender charge under RAVA 4 Select:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1.	First, we surrender the TFA. We do not assess a surrender charge on the TFA.

 24  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

Contract year	Surrender charge percentage

1	7%

2	7

3	7

Thereafter	0

Surrender charge under RAVA 4 Access:

There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

Waiver of surrender charges

We do not assess surrender charges for:

•	surrenders of any contract earnings;

•	surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

•	if you elected the GWB for Life rider or SecureSource rider, the greater of your contract’s Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

•	to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

•	contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

•	amounts we refund to you during the free look period*;

•	death benefits*;

•	surrenders you make under your contract’s “Waiver of Surrender Charges for Hospital or Nursing Home Confinement” provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

•	surrenders you make under your contract’s “Waiver of Surrender Charges for Terminal Illness Disability Diagnosis” provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

*	However, we will reverse certain purchase payment credits. (See “Buying your contract — Purchase payment credits.”)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	25

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE FLEX RIDER FEE
We deduct an annual charge for this optional feature only if you select it. The charge is calculated by multiplying the annual rider fee by the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA). The current annual rider fees are as follows:

•	SecureSource Flex – Single Life rider, 0.95%;

•	SecureSource Flex – Joint Life rider, 1.10%.

We deduct the fee on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Flex rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource Flex rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Flex — Single Life rider fee will not exceed a maximum fee of 2.00%. The SecureSource Flex — Joint Life rider charge will not exceed a maximum fee of 2.50%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available PN investment options may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive investment option. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive investment option. Also, this type of fee increase does not allow you to terminate the rider.

If the rider fee changes during the contract year, we will calculate an average rider fee, for that contract year only, that reflects the various different fees that were in effect for that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after you annuitize your contract and annuity payouts begin.

ACCUMULATION BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the minimum contract accumulation value. The current rider fee is 1.50%(2). A request for an elective step up or elective spousal continuation step up received on or after Oct. 20, 2012 will increase the rider fee to 1.75%, and the new rate will be charged for the entire contract year. The deduction will occur on the 60th day after each contract anniversary and on the benefit date. We prorate this charge among the variable subaccounts but not the

 26  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.

We may change the rider fee at our discretion and in a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

Currently, we waive our right to increase the rider fee if you change your PN program investment option.

The fee does not apply after annuity payouts begin.

(1)	Available if you are 80 or younger at the rider effective date. You must select a PN program investment option with this rider (see “Portfolio Navigator Program”). Not available with SecureSource riders. Not available for contracts purchased on or after Feb. 27, 2012.

(2)	For contracts purchased after Oct. 4, 2010 and for elective step ups or elective spousal continuation step ups on or after Oct. 20, 2012:

	Initial annual rider fee	Current rider fee for
	and fee for elective step ups	elective step ups
Contract purchase date:	before 10/20/12	on or after 10/20/12

prior to Jan. 26, 2009	0.60%	1.75%

Jan. 26, 2009 through May 30, 2009	0.80%	1.75%

Nov. 30, 2009 through Oct. 3, 2010	1.25%	1.75%

SECURESOURCE RIDER FEE
We deduct an annual charge for this optional feature only if you select it(1). The current annual rider fee is 0.90%. The charge is calculated by multiplying the annual rider fee by the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(2). The rider charge is the same whether you select the SecureSource – Single Life rider or the SecureSource – Joint Life rider.

The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource – Single Life rider fee will not exceed a maximum fee of 2.00%(1). The SecureSource – Joint Life rider charge will not exceed a maximum fee of 2.00%(1).

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee and/or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	27

If the rider fee changes during the contract year, we will calculate an average rider fee, for that contract year only, that reflects the various different fees that were in effect for that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1)	For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and Joint Life rider is 1.50%

(2)	For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a PN program investment option with this rider (see “Portfolio Navigator Program”). Not available with the Accumulation Benefit rider.

GWB FOR LIFE RIDER FEE
We deduct an annual charge for this optional feature only if you select it.(1) The current annual rider fee is 0.65%. The charge is calculated by multiplying the annual rider fee by the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The GWB for Life rider charge will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the GWB for Life rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee and/or vary the rider fee for each investment option.

If the rider fee changes during the contract year, we will calculate an average rider fee, for that contract year only, that reflects the various different fees that were in effect for that year, adjusted for the number of calendar days each fee was in effect. If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option.

The charge does not apply after annuity payouts begin.

(1)	Effective Sept. 10, 2007, this rider is no longer available for sale.

OPTIONAL DEATH BENEFIT CHARGES

ROPP RIDER FEE
We deduct an annual charge for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1)	Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date.

MAV RIDER FEE
We deduct an annual charge for the optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

 28  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1)	Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE
We deduct an annual charge for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the charge for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the fee at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1)	Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

•	the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

•	minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

•	the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges); and

•	minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	29

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	any purchase payment credits allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge;

•	the ROPP rider charge (if selected);

•	the MAV rider charge (if selected);

•	the 5-Year MAV rider charge (if selected);

•	the Accumulation Benefit rider charge (if selected);

•	the GWB for Life rider charge (if selected); and/or

•	the SecureSource rider charge (if selected).

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

 30  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

How dollar-cost averaging works

					Number
By investing an equal number of dollars			Amount	Accumulation	of units
each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

•	You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

•	You cannot transfer existing contract values into a Special DCA fixed account.

•	Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

•	We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program investment option you have selected.

•	You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the model portfolio you have selected, if applicable, includes the regular fixed account amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

•	We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.

•	We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

•	We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

•	Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

•	Funding from multiple sources is treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

•	You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance

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from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if you are required to be in the PN program when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the investment option which you have selected.)

•	We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see “Portfolio Navigator Program” below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a “static” PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see “The static model portfolios” below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

The Portfolio Navigator funds. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund’s board of trustees.

 32  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio – Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio – Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio – Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio – Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio – Conservative Portfolio: 20% Equity / 80% Fixed Income

Funds of funds conflicts of interest. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

The static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

Participating in the PN program. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio — “excluded accounts”) into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	33

may charge you a higher fee for your rider. If your contract includes a Secure Source rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see “Market Timing”). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment;

•	cancel required participation in the program after 30 days written notice;

•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

•	discontinue the PN program after 30 days’ written notice.

Risks. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

Living benefit riders requiring participation in the PN program:

•	Accumulation Benefit rider: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. Therefore, you should not select the Accumulation Benefit rider if you do not intend to continue participating in the PN program until the end of the waiting period.

•	GWB for Life or SecureSource rider: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. Therefore, you should not select the GWB for Life or SecureSource rider if you do not intend to continue participating in the PN program for the life of the contract.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts you cannot transfer to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.)

When your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
For RAVA 4 Advantage and RAVA 4 Select

•	Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the

 34  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.

•	You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest.

•	If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

•	If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

•	We will not accept requests for transfers from the regular fixed account at any other time.

•	Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

For RAVA 4 Access

•	Before annuity payouts begin, you may transfer contract values between the subaccounts.

•	You may not make a transfer to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.)

•	You may not make a transfer to the Special DCA fixed account.

•	Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	35

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

 36  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

•	If you have a SecureSource rider or GWB for Life rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:  $50

Maximum amount
Transfers or surrenders:  None (except for automated transfers from the regular fixed account)

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	37

 3 By telephone

Call:
1-800-541-2251 (toll free)
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers:                Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the settlement date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charge, or any applicable optional rider charges (see “Charges”). Federal income taxes and penalties and state and local income taxes may also apply (see “Taxes”). You cannot take surrenders after annuity payouts begin except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced. If you have elected the SecureSource Flex rider, please consider carefully when you take surrenders. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Also, if you withdraw more than the allowed withdrawal amount in a contract year under the SecureSource Flex rider (“excess withdrawal”), the guaranteed amounts under the rider may be reduced. It is also important to understand that the basic benefit and the lifetime benefit guarantees could be different values. Taking income under one of the guarantees could adversely impact the value of the other. (see “Optional Benefits”). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may specifically request surrenders from a Special DCA fixed account. If you elected a SecureSource rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.

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RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

– you are at least age 59 1/2;

– you are disabled as defined in the Code;

– you severed employment with the employer who purchased the contract;

– the distribution is because of your death;

– the distribution is due to plan termination; or

– you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

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•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life or SecureSource riders. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life or SecureSource – Single Life rider will continue upon change of ownership. The SecureSource – Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. For SecureSource rider and GWB for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in “Optional Benefits.”

The rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

For the SecureSource Flex – Single Life rider, if there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates. For the SecureSource Flex – Joint Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the settlement date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

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If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges.

Adjusted partial surrenders

PS × DB CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the death benefit on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

Example of standard death benefit calculation when you are age 76 or older on the contract effective date:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

•	If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse’s contract receives the greater of:

•	contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse’s contract receives the contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource – Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

The SecureSource Flex – Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex – Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.

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We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

•	If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse’s contract receives the greater of:

•	contract value, less any purchase payment credits subject to reversal if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse’s contract receives the contract value, less any purchase payment credits subject to reversal if applicable, less any applicable rider charges.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource – Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex – Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex – Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from

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the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

•	contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit	=	PS × DB CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the death benefit on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROPP

•	You may terminate the ROPP rider within 30 days of the first rider anniversary.

•	You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

•	The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.

For an example, see Appendix C.

If your spouse is the sole beneficiary, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse was age 76 or older as of the date we issued the contract, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in “Charges — ROPP Rider Fee” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see “Taxes.”

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider charge continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

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On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary’s maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

•	You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

•	You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

•	The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-Year MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider charge continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

•	contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

•	purchase payments minus adjusted partial surrenders; or

•	the maximum five year anniversary value.

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Terminating the 5-Year MAV

•	You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

•	You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

•	The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

•	The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix C.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in “Charges” will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and if he or she chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS

SECURESOURCE FLEX RIDERS
The SecureSource Flex riders are not available for RAVA 4 Access.

This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. The SecureSource Flex rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time.

There are two optional SecureSource Flex riders available under your contract:

SecureSource Flex – Single Life; or

SecureSource Flex – Joint Life.

The information in this section applies to both Secure Source Flex riders, unless otherwise noted. For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Flex – Single Life rider covers one person. The SecureSource Flex – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Flex – Single Life rider or the SecureSource Flex – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Flex rider is an optional benefit that you may select for an additional annual charge if:

•	you purchase your contract on or after Nov. 9, 2009; and

•	Single Life: you are 80 or younger on the date the contract is issued or if an owner is a non-natural person, then the annuitant is age 80 or younger; or

•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Flex riders are not available under an inherited qualified annuity,

The SecureSource Flex rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

•	Single Life: until death (see “At Death” heading below) or until the depletion of the basic benefit.

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•	Joint Life: until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource Flex rider are:

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (Joint Life: the death of both covered spouses) or termination of the rider. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

Annual Lifetime Payment Attained Age (ALPAA): the age at which the lifetime benefit is established.

Guaranteed Benefit Amount (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

Guaranteed Benefit Payment (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

Remaining Benefit Amount (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

Remaining Benefit Payment (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

Waiting period: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

Withdrawal Adjustment Base (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

DESCRIPTION OF THE SECURESOURCE FLEX RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

•	Single Life: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);

•	Joint Life: on the rider anniversary date after the younger covered spouse reaches age 67, or on the rider effective date if the younger covered spouse is age 67 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

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If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).

Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).

Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP and RALP. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE FLEX RIDER CONSIDERATIONS
You should consider whether a SecureSource Flex rider is appropriate for you taking into account the following considerations:

•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:

(a) Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). Therefore, if there are multiple contract owners, the lifetime benefit will terminate when one of the contract owners dies even though other contract owners are still living

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

(c) When the lifetime benefit is first established the initial ALP is based on the basic benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. The first withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.

•	Use of Portfolio Navigator Program Required: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

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You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year and will not cause your rider fee to increase. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option classification to an investment option that is more aggressive than the Moderate investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the Moderate investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:

(a)	the total GBA will be reset to the contract value, if your contract value is less; and

(b)	the total RBA will be reset to the contract value, if your contract value is less; and

(c)	the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under “GBP Percentage and ALP Percentage” heading below) times the contract value, if this amount is less than the current ALP; and

(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

(g)	the WAB will be reset as follows:

•	if the ALP has not been established, the WAB will be equal to the reset GBA.

•	if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Non-Cancelable: Once elected, the SecureSource Flex rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource Flex – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Flex – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource Flex – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

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•	Limitations on Purchase Payments: We limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals before age 59 1/2 may also incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

BASIC BENEFIT DESCRIPTION
The GBA and RBA are determined at the following times, subject to the maximum amount of $5,000,000, calculated as described:

•	At contract issue — the GBA and RBA are equal to the initial purchase payment, plus any purchase payment credit.

•	When you make additional purchase payments — If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment, plus any purchase payment credit.

•	At step up — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you take a withdrawal during the waiting period — the total GBA and total RBA will be set equal to zero until the end of the waiting period.

•	When you take a withdrawal after the waiting period and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged, and each payment’s RBA is reduced in proportion to its RBP.

(b)	greater than the total RBP — excess withdrawal processing will be applied to the GBA and RBA.

•	On the rider anniversary at the end of the waiting period — If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.

If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

•	Upon certain changes to your PN program investment option — (See “Use of Portfolio Navigator Program Required,” described above).

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GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP Percentage and ALP Percentage: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP percentage and ALP percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns and the deduction of fees could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

1 − (a/b)

a = contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP percentage and ALP percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP percentage and ALP percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP percentage and ALP percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

(1)	when the RBA payout option is elected, or

(2)	if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP percentage used to determine your ALP going forward will be either 6% or 5%), or

(3)	when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP percentage and ALP percentage may be set by us to 6% if more favorable to you.

Withdrawal Adjustment Base (WAB): One of the components used to determine GBP percentage and ALP percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

The WAB is determined at the following times, calculated as described:

•	At Rider Effective Date — the WAB is set equal to the initial purchase payment, plus any purchase payment credit.

•	When a subsequent purchase payment is made — before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment, plus any purchase payment credit.

•	When a withdrawal is taken — if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.

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Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

(A)	The WAB is reduced by an amount as calculated below:

a × b c	where:

a = the amount the contract value is reduced by the withdrawal

b = WAB on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal.

(B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

•	On rider anniversaries — unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

(A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

(B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, on the third anniversary the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

•	Upon certain changes to your PN program investment option — (See “Use of Portfolio Navigator Program Required,” described above).

Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment’s GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

The RBP is determined at the following times, calculated as described:

•	During the waiting period — the RBP will be zero.

•	At the beginning of any contract year after the waiting period and when the GBP percentage changes — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

•	When you make additional purchase payments after the waiting period — each additional purchase payment has its own RBP equal to the purchase payment, plus any purchase payment credit, multiplied by the GBP percentage.

•	At step up — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When you make any withdrawal after the waiting period — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

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Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment Attained Age (ALPAA):

•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.

Annual Lifetime Payment (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

•	Single Life: death; or

•	Joint Life: death of the last surviving covered spouse; or

•	the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

The ALP is determined at the following times:

•	Single Life: Initially the ALP is established on the earliest of the following dates:

(a) the rider effective date if the covered person has already reached age 65,

(b) the rider anniversary following the date the covered person reaches age 65,

–	if during the waiting period and no prior withdrawal has been taken; or

–	if after the waiting period.

(c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).

•	Joint Life: Initially the ALP is established on the earliest of the following dates:

(a) the rider effective date if the younger covered spouse has already reached age 67.

(b) the rider anniversary on/following the date the younger covered spouse reaches age 67.

(c) upon the first death of a covered spouse, then

(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 67; or

(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 67; or

(3) the rider anniversary on/following the date the surviving covered spouse reaches age 67.

(d) Following dissolution of marriage of the covered spouses,

(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 67; or

(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 67.

For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

The ALP is established as the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).

•	Whenever the ALP Percentage changes —

(a) If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

(b) If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

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•	When you make an additional purchase payment — Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, plus any purchase payment credit, multiplied by the ALP Percentage.

•	When you make a withdrawal:

(a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

(b)After the waiting period, if the amount withdrawn is:

(i) less than or equal to the RALP, the ALP is unchanged.

(ii) greater than the RALP, ALP excess withdrawal processing will occur.

If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.

•	On the rider anniversary at the end of the waiting period — If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person has reached age 65 (Joint Life: younger covered spouse has reached age 67).

•	At step ups — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	Upon certain changes to your PN program investment option — (see “Use of Portfolio Navigator Program Required,” heading above).

ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) multiplied by the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

The RALP is determined at the following times:

•	The RALP is established at the same time as the ALP, and:

(a) During the waiting period — the RALP will be zero.

(b) At any other time — the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

•	At the beginning of each contract year after the waiting period and when the ALP Percentage changes — the RALP is set equal to the ALP.

•	When you make additional purchase payments after the waiting period — each additional purchase payment increases the RALP by the purchase payment, plus any purchase payment credit, multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).

•	At step ups — (see “Annual Step Up” headings below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When you make any withdrawal after the waiting period — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The withdrawal is after the waiting period;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

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RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix F for additional information.

Annual Step Up: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

•	You have not declined a rider fee increase.

•	If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

•	On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

•	The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

(a) During the waiting period, the RBP will not be affected by the step up.

(b) After the waiting period, the RBP will be reset to the increased GBP.

•	The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if greater than the current ALP.

•	The RALP will be reset as follows:

(a) During the waiting period, the RALP will not be affected by the step up.

(b) After the waiting period, the RALP will be reset to the increased ALP.

Spousal Option to Continue the Contract upon Owner’s Death (“spousal continuation”):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Flex – Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Flex – Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Annual Step-Up” heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the withdrawal is to be taken.

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If Contract Value Reduces to Zero: If the contract value reduces to zero, you will be paid in the following scenarios:

1)	The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

(a) receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 67, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2)	The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

•	Single Life: covered person;

•	Joint Life: last surviving covered spouse.

Under any of these scenarios:

•	The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate;

•	In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource Flex rider and the contract will terminate under either of the following two scenarios:

•	If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

•	If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

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If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change:
Single Life: If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

Joint Life: If there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust), the rider terminates.

Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource Flex rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually, unless a lump sum settlement of the contract value is requested. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

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RIDER TERMINATION
The SecureSource Flex rider cannot be terminated either by you or us except as follows:

1.	Single Life: a change of ownership that would result in a different covered person will terminate the rider.

Joint Life: an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses will terminate the rider.

2.	Single Life: After the death benefit is payable, continuation of the contract will terminate the rider.

3.	Joint Life: After the death benefit is payable the rider will terminate if:

(a) any one other than a covered spouse continues the contract, or

(b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4.	Annuity payouts under an annuity payout plan will terminate the rider.

5.	You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See “Charges — SecureSource Flex rider fee”).

6.	When the RBA and contract value are zero and either the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7.	Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is not available for RAVA 4 Access. This rider is not available for contracts purchased on or after Feb. 27, 2012.
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant) is 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The Accumulation Benefit rider may not be purchased with the optional SecureSource Flex rider. The rider ends when the waiting period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the waiting period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

•	you must participate in the PN program and you must be invested in one of the available investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program.”);

•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below);

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•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

•	the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see “Charges”).

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.	80% of the contract value on the contract anniversary; or

2.	the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total fee for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

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The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Benefit rider, the spouse will pay the charge based on the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

•	you take a full surrender; or

•	annuitization begins; or

•	the contract terminates as a result of the death benefit being paid.

The rider will terminate on the benefit date.

For an example, see Appendix D.

OPTIONAL LIVING BENEFITS — PREVIOUSLY OFFERED

SECURESOURCE RIDERS

Disclosure for SecureSource riders may be found in the Appendix F.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER

Disclosure for GWB for Life rider may be found in the Appendix G.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

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For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed investment return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15 or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether the annuitant is living or not.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See “Charges — Surrender charge under Annuity Payout Plan E.”) You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

•	RBA Payout Option: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits”). These annualized amounts will be paid in the frequency that you elect.

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The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

Written instructions: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Net Investment Income Taxes (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may taxed a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange, one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences.

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Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) one subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

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Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If You Die Before the Settlement Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex

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and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it..

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

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In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.00% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumer and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

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RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds

Unless the PN program is in effect, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Mid Cap Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

American Century VP Ultra®, Class II	Seeks long-term capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

ClearBridge Variable Small Cap Growth Portfolio – Class I (previously Legg Mason ClearBridge – Variable Small Cap Growth Portfolio – Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, adviser; Western Asset Management Company & Western Asset Management Company Limited, subadviser.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	Seeks capital growth.	The Dreyfus Corporation, adviser; Newton Capital Management Limited, sub-adviser

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	71

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. American Franchise Fund, Series II Shares (previously Invesco Van Kampen V.I. – American Franchise Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. – Comstock Fund, Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series II Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series II Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

 72  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust – International Portfolio (Class S))	Seeks long-term growth of capital by investing at least 80% of its nets assets, plus the amount of any borrowings for investment purposes, in equity securities.	Neuberger Berman Management LLC

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

Oppenheimer Equity Income Fund/VA, Service Shares (previously Oppenheimer Value Fund/VA, Service Shares)	Seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of income is a secondary consideration.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	73

Investing In	Investment Objective and Policies	Investment Adviser
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

 74  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	75

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

 76  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix B: Example — Surrender Charges

The purpose of this appendix is to illustrate the various surrender charge calculations. The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of full surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00

Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00

Step 2.	We determine the TFA that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00
Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD − TFA] / [CV − TFA]
	WD =	120,000.00	80,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of the surrender
	PR =	100%	100%	= the premium ratio

Step 4.	We calculate Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP − PPF)
	PR =	100%	100%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	100,000.00	91,500.00

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	77

		Contract	Contract
		with Gain	with Loss
Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	100,000.00	91,500.00
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	7,000.00	6,405.00

Step 6.	We calculate the Net Surrender Value:	120,000.00	80,000.00
	Contract Value Surrendered:	(7,000.00)	(6,405.00)
	Contract Charge (assessed upon full surrender):	(30.00)	(30.00)
	Net Full Surrender Proceeds:	112,970.00	73,565.00

Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of partial surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00
Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00

Step 2.	We determine the TFA that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00

Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD − TFA] / [CV − TFA]
	WD =	50,000.00	50,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of surrender
	PR =	30%	58%	= the premium ratio

 78  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract	Contract
		with Gain	with Loss
Step 4.	We calculate the Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP − PPF)
	PR =	30%	58%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	30,000.00	53,108.39	= chargeable purchase payments being surrendered

Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	30,000.00	53,108.39
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	2,100	3,718

Step 6.	We calculate the Net Surrender Value:
	Contract Value Surrendered:	50,000.00	50,000.00
	Surrender Charge:	(2,100.00)	(3,717.59)
	Net Partial Surrender Proceeds:	47,900.00	46,282.41

Full surrender charge calculation — three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of full surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00

Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the Contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00

Step 2.	We determine the TFA and Amount Free that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00

Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD − TFA] / [CV − TFA]
	WD =	120,000.00	80,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of the surrender
	PR =	100%	100%

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	79

		Contract	Contract
		with Gain	with Loss
Step 4.	We calculate Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP − PPF)
	PR =	100%	100%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	100,000.00	91,500.00

Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	100,000.00	91,500.00
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	7,000.00	6,405.00

Step 6.	We calculate the Net Surrender Value:	120,000.00	80,000.00
	Contract Value Surrendered:	(7,000.00)	(6,405.00)
	Contract Charge (assessed upon full surrender):	(30.00)	(30.00)
	Net Full Surrender Proceeds:	112,970.00	73,565.00

 80  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Partial surrender charge calculation — three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

•	we receive a single $100,000 purchase payment; and

•	you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

•	you have made no prior partial surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract Value at time of partial surrender:	$120,000.00	$80,000.00
	Contract Value on prior anniversary:	115,000.00	85,000.00

Step 1.	We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
	Earnings in the contract:	20,000.00	0.00
	10% of the prior anniversary’s contract value:	11,500.00	8,500.00

	Total Free Amount:	20,000.00	8,500.00

Step 2.	We determine the Amount Free that is from Purchase Payments:
	Total Free Amount:	20,000.00	8,500.00
	Earnings in the contract:	20,000.00	0.00
	Purchase Payments being Surrendered Free (PPF):	0.00	8,500.00

Step 3.	We calculate the Premium Ratio (PR):
	PR = [WD − TFA] / [CV − TFA]
	WD =	50,000.00	50,000.00	= the amount of the surrender
	TFA =	20,000.00	8,500.00	= the total free amount, step 1
	CV =	120,000.00	80,000.00	= the contract value at the time of surrender
	PR =	30%	58%	= the premium ratio

Step 4.	We calculate the Chargeable Purchase Payments being Surrendered (CPP):
	CPP = PR × (PP − PPF)
	PR =	30%	58%	= premium ratio, step 3
	PP =	100,000.00	100,000.00	= purchase payments not previously surrendered
	PPF =	0.00	8,500.00	= purchase payments being surrendered free, step 2
	CPP =	30,000.00	53,108.39	= chargeable purchase payments being surrendered

Step 5.	We calculate the Surrender Charges:
	Chargeable Purchase Payments:	30,000.00	53,108.39
	Surrender Charge Percentage:	7%	7%
	Surrender Charge:	2,100	3,718

Step 6.	We calculate the Net Surrender Value:
	Contract Value Surrendered:	50,000.00	50,000.00
	Surrender Charge:	(2,100.00)	(3,717.59)
	Net Partial Surrender Proceeds:	47,900.00	46,282.41

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	81

Appendix C: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — ROPP Death Benefit

•	You purchase the contract (with the ROPP rider) with a payment of $20,000.

•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a death benefit of:	$18,333

Example — MAV Death Benefit

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

Example — 5-Year MAV Death Benefit

•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

•	On the fifth contract anniversary the contract value grows to $30,000.

•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

 82  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $30,000 $25,000 =	–1,800

for a death benefit of:	$28,200

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	83

Appendix D: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — SecureSource Flex Riders

EXAMPLE #1: Lifetime benefit not established at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner. You (and your spouse for the joint benefit) are age 61.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP Percentage is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract				Basic Benefit								Lifetime Benefit
in Years	Payments	Withdrawals	Value	WAB		BDP	GBA		RBA		GBP		RBP		ALP		RALP

At Issue	$100,000	NA	$100,000	$100,000		0.0%	$100,000		$100,000		$6,000		$0		NA		NA

1	0	0	98,000	100,000		2.0%	100,000		100,000		6,000		0		NA		NA

2	0	0	105,000	105,000		0.0%	105,000		105,000		6,300		0		NA		NA

3	0	0	125,000	125,000		0.0%	125,000		125,000		7,500		7,500		NA		NA

3.5	0	6,000	111,000	118,590		6.4%	125,000		119,000		7,500		1,500		NA		NA

4	0	0	104,000	118,590		12.3%	125,000		119,000		7,500		7,500		7,140	(1)	7,140	(1)

5	0	0	90,000	118,590		24.1%	125,000		119,000		6,250	(2)	6,250	(2)	5,950	(2)	5,950	(2)

6	0	0	95,000	118,590		19.9%	125,000		119,000		7,500		7,500		7,140		7,140

6.5	0	7,500	87,500	87,500	(3)	0.0%	125,000		111,500		7,500		0		5,250	(3)	0

7	0	0	90,000	90,000		0.0%	125,000		111,500		7,500		7,500		5,400		5,400

7.5	0	10,000	70,000	70,000	(4)	0.0%	70,000	(4)	70,000	(4)	4,200	(4)	0		4,200	(4)	0

8	0	0	75,000	75,000		0.0%	75,000		75,000		4,500		4,500		4,500		4,500

(1)	The ALP and RALP are established on the contract anniversary following the date the covered person (younger covered spouse for Joint) reaches age 67 as the RBA times the ALP percentage.
(2)	The ALP percentage and GBP Percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4)	The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.

 84  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

EXAMPLE #2: Lifetime benefit established at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner. You (and your spouse for the joint benefit) are age 67.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract				Basic Benefit								Lifetime Benefit
in Years	Payments	Withdrawals	Value	WAB		BDP	GBA		RBA		GBP		RBP		ALP		RALP

At Issue	$100,000	NA	$100,000	$100,000		0.0%	$100,000		$100,000		$6,000		$0		$6,000		$0

1	0	0	105,000	105,000		0.0%	105,000		105,000		6,300		0		6,300		0

2	0	0	110,000	110,000		0.0%	110,000		110,000		6,600		0		6,600		0

3	0	0	105,000	110,000		4.5%	110,000		110,000		6,600		6,600	(1)	6,600		6,600	(1)

3.5	0	6,000	99,000	103,714		4.5%	110,000		104,000		6,600		600		6,600		600

4	0	0	95,000	103,714		8.4%	110,000		104,000		6,600		6,600		6,600		6,600

5	0	0	75,000	103,714		27.7%	90,000		104,000		5,500	(2)	5,500	(2)	5,500	(2)	5,500	(2)

5.5	0	10,000	70,000	70,000	(3)	0.0%	70,000		70,000		3,500	(3)	3,500	(3)	3,500	(3)	3,500	(3)

6	0	0	75,000	75,000		0.0%	75,000		75,000		4,500		4,500		4,500		4,500

7	0	0	70,000	70,000	(4)	0.0%	70,000	(4)	70,000	(4)	4,200	(4)	4,200	(4)	4,200	(4)	4,200	(4)

(1)	At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively.
(2)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $10,000 withdrawal is greater than both the $5,500 RBP and RALP allowed under the basic benefit and lifetime benefit, therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP Percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(4)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP Percentage times the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option. The WAB is reset to the ALP after the reset divided by the current ALP percentage.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	85

Example — Accumulation Benefit rider
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	$0	$0	$100,000	$0	$112,000

2	0	0	102,400	0	128,000

3	0	0	108,000	0	135,000

4	0	0	108,000	0	125,000

5	0	0	108,000	0	110,000

6	2,000	1,964	106,036	0	122,000

7	0	0	112,000	0	140,000

8	0	0	112,000	0	121,000

9	5,000	4,628	107,372	0	98,000

10	0	0	107,372	22,372	85,000

Example — SecureSource Riders

EXAMPLE #1: Single Life Benefit: Covered Person has not reached age 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 63.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate investment option.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000	$	N/A		$	N/A

0.5	0	5,000	92,000	100,000		95,000		7,000	2,000		N/A			N/A

1	0	0	90,000	90,000	(1)	90,000	(1)	6,300	6,300		N/A			N/A

2	0	0	81,000	90,000		90,000		6,300	6,300		N/A			N/A

5	0	0	75,000	90,000		90,000		6,300	6,300		5,400	(2)		5,400	(2)

5.5	0	5,400	70,000	90,000		84,600		6,300	900		5,400			0

6	0	0	69,000	90,000		84,600		6,300	6,300		5,400			5,400

6.5	0	6,300	62,000	90,000		78,300		6,300	0		3,720	(3)		0

7	0	0	64,000	90,000		78,300		6,300	6,300		3,840			3,840

7.5	0	10,000	51,000	51,000	(4)	51,000	(4)	3,570	0		3,060	(4)		0

8	0	0	55,000	55,000		55,000		3,850	3,850		3,300			3,300

 86  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1)	Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	87

EXAMPLE #2: Single Life Benefit: Covered Person has reached age 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 68.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000		$6,000		$6,000

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	6,300		6,000	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,600		6,000	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,600		6,600	(2)

3.5	0	6,600	110,000	110,000		103,400		7,700	1,100		6,600		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,900		6,900

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,900	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		7,200		7,200

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		7,200	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		7,500		7,500

6.5	0	0	110,000	125,000		125,000		8,750	8,750		6,600	(5)	6,600	(5)

7	0	0	105,000	125,000		125,000		8,750	8,750		6,600		6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	The annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5)	At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

 88  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

EXAMPLE #3: Joint Life Benefit: Younger Covered Spouse has not reached 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are age 62 and your spouse is age 63.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target investment option under the contract is the Moderate PN program investment option.

•	Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ NA	$100,000	$100,000		$100,000		$7,000	$7,000	$	NA		$	NA

0.5	0	5,000	92,000	100,000		95,000		7,000	2,000		NA			NA

1	0	0	90,000	90,000	(1)	90,000	(1)	6,300	6,300		NA			NA

2	0	0	81,000	90,000		90,000		6,300	6,300		NA			NA

6	0	0	75,000	90,000		90,000		6,300	6,300		4,950	(2)		4,950	(2)

6.5	0	4950	70,000	90,000		85,050		6,300	1,350		4,950			0

7	0	0	69,000	90,000		85,050		6,300	6,300		4,950			4,950

7.5	0	6,300	62,000	90,000		78,750		6,300	0		3,410	(3)		0

8	0	0	64,000	90,000		78,750		6,300	6,300		3,520			3,520

8.5	0	10,000	51,000	51,000	(4)	51,000	(4)	3,570	0		2,805	(4)		0

9	0	0	55,000	55,000		55,000		3,850	3,850		3,025			3,025

9.5	0	0	54,000	55,000		55,000		3,850	3,850		3,025			3,025

10	0	0	52,000	55,000		55,000		3,850	3,850		3,025			3,025

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 68 as 5.5% of the RBA.
(3)	The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	89

EXAMPLE #4: Joint Life Benefit: Younger Covered Spouse has reached 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are age 71 and your spouse is age 70.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

			Hypothetical
			Assumed
Contract	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
Duration	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At issue	$100,000	$ NA	$100,000	$100,000		$100,000		$7,000	$7,000		$5,500		$5,500

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	5,775		5,500	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,050		5,500	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,050		6,050	(2)

3.5	0	6,050	110,000	110,000		103,950		7,700	1,650		6,050		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,325		6,325

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,325	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		6,600		6,600

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		6,600	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		6,875		6,875

6.5	0	0	110,000	125,000		125,000		8,750	8,750		6,875		6,875

7	0	0	105,000	125,000		125,000		8,750	8,750		6,875		6,875

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

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Appendix E: Example — Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For SecureSource Flex riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero. Amounts you withdraw from this contract ( for SecureSource Flex riders, amounts you withdraw from this contract after the waiting period)to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year(1),

•	A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year(1).

•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RBP and BABA values.

•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year(1),

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(3)	If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

(1)	For SecureSource Flex riders, adjusted for any subsequent changes between 5% and 6% as described under “GBP Percentage and ALP Percentage”

The ALERMDA is:

(1)	determined by us each calendar year (for SecureSource Flex riders, starting with the one in which the waiting period ends);

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3)	based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and

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(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRA under Section 408(p) of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under Section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.

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Appendix F: SecureSource Rider Disclosure

SECURESOURCE RIDERS

The SecureSource riders are not available for RAVA 4 Access.

There are two optional SecureSource riders available under your contract:

•	SecureSource – Single Life; or

•	SecureSource – Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource – Single Life rider covers one person. The SecureSource – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if :

•	Single Life: you are 80 or younger on the contract issue date, or, if an owner is a non natural person, then the annuitant is age 80 or younger on the contract issue date; or

•	Joint Life: you and your spouse are 80 or younger on the contract issue date.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See “Rider Termination” heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

•	Single Life: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see “At Death” heading below) — even if the contract value is zero.

•	Joint Life: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) — even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see “Buying Your Contract — Settlement Date”). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see “Making the Most of Your Contract — Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1)	The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See “Rider Termination” heading below). Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)”, “Remaining Benefit Payment (RBP)”, “Guaranteed Benefit Amount (GBA)” and “Remaining Benefit Amount (RBA).” See these headings below for more information.

(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

•	Single Life: death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below);

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•	Joint Life: death of the last surviving covered spouse (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below).

Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Single Life only: Covered Person”, “Joint Life only: Covered Spouses” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

•	Single Life: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);

•	Joint Life: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

•	Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

•	After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

•	Single Life: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

•	Joint Life: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).

The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below), or change your PN program investment option, the rider charge may change (see “Charges”).

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a)	Single Life: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the

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contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see “At Death” heading below). Therefore, if there are multiple contract owners the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

Joint Life:  Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on

(i)	Single Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change; or

(ii)	Joint Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below).

Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

•	Use of Portfolio Navigator Program Required: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments to those that are in the PN program investment options or those that are in the model portfolios (if applicable) you have selected. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program.”) You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio (if applicable) or investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; or:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

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(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Limitations on Purchase of Other Riders under your Contract: You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.

•	Non-Cancelable: Once elected, the SecureSource rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner’s death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: Currently, we limit the cumulative additional purchase payments to $100,000.

•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may also be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource rider may be of limited value to you.

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Key terms and provisions of the SecureSource rider are described below:
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

Waiting period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

Guaranteed Benefit Amount (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

•	At contract issue — the GBA is equal to the initial purchase payment, plus any purchase payment credit.

•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.

(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

•	At contract issue — the RBA is equal to the initial purchase payment plus any purchase payment credit.

•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment, plus any purchase payment credit).

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.

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(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

•	At contract issue — the GBP is established as 7% of the GBA value.

•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.

•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment’s GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBP remains unchanged.

(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

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•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).

•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.

•	When you make any withdrawal — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment Attained Age (ALPAA):

•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.

Annual Lifetime Payment (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

•	Single Life: death; or

•	Joint Life: death of the last surviving covered spouse; or

•	the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

•	Single Life: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 — the ALP is established as 6% of the total RBA.

•	Joint Life: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

(a) the rider effective date if the younger covered spouse has already reached age 68.

(b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

(c) upon the first death of a covered spouse, then

(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

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(3)	the rider anniversary following the date the surviving covered spouse reaches age 68.

(d)	Following dissolution of marriage of the covered spouses,

(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

(2)	the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

•	When you make additional purchase payments — each additional purchase payment increases the ALP by:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the sum of the purchase payment plus any purchase payment credits.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	Single Life: At spousal continuation or contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by;

•	Single Life: 6%;

•	Joint Life: 5.5%

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the RALP — the ALP remains unchanged.

(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

•	The RALP is determined at the following times:

•	The RALP is established at the same time as the ALP, and:

(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to:

•	Single Life: 6%;

•	Joint Life: 5.5%

of purchase payments, plus purchase payment credit, multiplied by 6%.

(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by:

•	Single Life: 6%;

•	Joint Life: 5.5%

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•	At the beginning of any other contract year — the RALP is set equal to ALP.

•	When you make additional purchase payments — each additional purchase payment increases the RALP by:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the sum of the purchase payment amount plus any purchase payment credit.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make any withdrawal — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

Required Minimum Distributions (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

•	The annual step up is effective on the step up date.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

•	On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the contract value is greater than the ALP, if established, on the step up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

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•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

(b)	At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

•	Single Life: 6%;

•	Joint Life: 5.5%

of the contract value on the step up date.

•	The RALP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

(b)	At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

Spousal Option to Continue the Contract upon Owner’s Death:
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource – Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

•	The GBA, RBA and GBP values remain unchanged.

•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

•	If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 68 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource – Joint Life rider also continues. When the spouse elects to continue the contract, any remaining

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waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

Spousal Continuation Step Up: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

Rules for Surrender Provision of Your Contract: For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1)	The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

(c)	Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

(a)	the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

(c)	Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

•	Single Life: covered person;

•	Joint Life: last surviving covered spouse.

Under any of these scenarios:

•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate; and

•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

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The SecureSource rider and the contract will terminate under either of the following two scenarios:

•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

At Death:

Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change:
Single Life: If the contract changes ownership (see “Changing Ownership”), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

•	If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

•	If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits

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multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 68 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. Single Life: After the death benefit is payable the rider will terminate if:

(a)	any one other than your spouse continues the contract, or

(b)	your spouse does not use the spousal continuation provision of the contract to continue the contract.

2.	Joint Life: After the death benefit is payable the rider will terminate if:

(a)	any one other than a covered spouse continues the contract, or

(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3.	Annuity payouts under an annuity payout plan will terminate the rider.

4.	Termination of the contract for any reason will terminate the rider.

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Appendix G: Guarantor Withdrawal Benefit for Life Rider Disclosure

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
The GWB for Life rider is no longer available for sale.

The GWB for Life rider is an optional benefit that was offered for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date(1).

(1)	The GWB for Life Rider is not available for RAVA 4 Access.

You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. It is not available under an inherited qualified annuity.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see “At Death” heading below) — even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see “Buying Your Contract — Settlement Date”). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see “Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1)	The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)”, “Remaining Benefit Payment (RBP),” “Guaranteed Benefit Amount (GBA),” and “Remaining Benefit Amount (RBA).” See these headings below for more information.

(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Covered Person”, and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

•	After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;

•	During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

•	After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

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•	During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing”, “RBA Excess Withdrawal Processing”, and “ALP Excess Withdrawal Processing” headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges – Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see “Benefits in Case of Death” and “Optional Benefits”). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).

The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your PN program investment option, the rider charge may increase (see “Charges”).

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a)	Once the contract equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see “At Death” heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.

•	Use of the Portfolio Navigator Program is Required: You must be invested in one of the available investment options of the PN program. This requirement limits your choice of investments. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See “Making the Most of Your Contract — Portfolio Navigator Program.”) We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

•	Limitations on Purchase Payments: Currently, we restrict cumulative subsequent purchase payments to $100,000.

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•	Limitations on Purchase of Other Riders under this Contract: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

•	Non-Cancelable: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See “Taxes — Nonqualified Annuities.”) Withdrawals are taxable income to the extent of earnings. Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may also be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation. See Appendix E for additional information.

•	Tax Considerations for TSAs: If your contract is a TSA, your right to take surrender is restricted (see “TSA — Special Provisions”).

Key terms and provisions of the GWB for Life rider are described below:

Withdrawal: For the purposes of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

Partial Withdrawals: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge.

Waiting Period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

Guaranteed Benefit Amount (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

•	At contract issue — the GBA is equal to the initial purchase payment, plus any purchase payment credit;

•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you make a partial withdrawal during the waiting period and after a step-up — Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.

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(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

•	At contract issue — the RBA is equal to the initial purchase payment plus any purchase payment credit.

•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment plus any purchase payment credit).

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.

(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

•	At contract issue — the GBP is established as 7% of the GBA value.

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•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.

•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to the purchase payment’s amount plus any purchase payment credit, multiplied by 7%.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBP remains unchanged.

(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

Remaining Benefit Payment (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At spousal continuation — See “Spousal Option to Continue the Contract” heading below.

•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.

•	When you make any partial withdrawal — the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for the future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

Annual Lifetime Payment Attained Age (ALPAA): The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

Annual Lifetime Payment (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see “At Death” heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

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The ALP is determined at the following times:

•	The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 — the ALP is established as 6% of the total RBA.

•	When you make additional purchase payments — each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the RALP — the ALP remains unchanged.

(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

The RALP is determined at the following times:

•	The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

(a)	During the waiting period and Prior to any withdrawals — the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

(b)	At any other time — the RALP is established equal to the ALP.

•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

•	At the beginning of any other contract year — the RALP is set equal to ALP.

•	When you make additional purchase payments — each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credits, multiplied by 6%.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headlines below.)

•	When you make any partial withdrawal — the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

Required Minimum Distributions (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The RMD is the life expectancy RMD for this contract alone; and

•	The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

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Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

•	The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

•	If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

•	The RALP will be reset as follows:

a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

b)	At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

Spousal Option to Continue the Contract: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

•	The GBA, RBA, and GBP values remain unchanged.

•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches

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age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

•	If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 68 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

Spousal Continuation Step Up: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse’s financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse’s request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days’ written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

(a)	the remaining schedule of GBPs until the RBA equals zero; or

(b)	the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	113

Under any of these scenarios:

•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate; and

•	The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

•	If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

At Death: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see “Benefits in Case of Death”) or the annuity payout option (see “Remaining Benefit Amount Payout Option” heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change: If the contract changes ownership (see “Changing Ownership”), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

•	If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

•	If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 68 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will

 114  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

Remaining Benefit Amount Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The GWB for Life rider cannot be terminated either by you or us except as follows:

1.	Annuity payouts under an annuity payout plan will terminate the rider.

2.	Termination of the contract for any reason will terminate the rider.

EXAMPLE — GWB FOR LIFE RIDER

Example #1: Covered person has not reached age 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the RAVA 4 Select contract with a payment of $100,000.

•	You are the sole owner and also the annuitant. You are age 63.

•	You make no additional payments to the contract.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000	$	N/A		$	N/A

0.5	0	7,000	92,000	100,000		93,000		7,000	0		N/A			N/A

1	0	0	91,000	100,000		93,000		7,000	7,000		N/A			N/A

1.5	0	7,000	83,000	100,000		86,000		7,000	0		N/A			N/A

2	0	0	81,000	100,000		86,000		7,000	7,000		N/A			N/A

5	0	0	75,000	100,000		86,000		7,000	7,000		5,160	(1)		5,160	(1)

5.5	0	5,160	70,000	100,000		80,840		7,000	1,840		5,160			0

6	0	0	69,000	100,000		80,840		7,000	7,000		5,160			5,160

6.5	0	7,000	62,000	100,000		73,840		7,000	0		3,720	(2)		0

7	0	0	70,000	100,000		73,840		7,000	7,000		4,200			4,200

7.5	0	10,000	51,000	51,000	(3)	51,000	(3)	3,570	0		3,060	(3)		0

8	0	0	55,000	55,000		55,000		3,850	3,850		3,300			3,300

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	115

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2)	The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3)	The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

Example #2: Covered person has reached 68 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the RAVA 4 Select contract with a payment of $100,000.

•	You are the sole owner and also the annuitant. You are age 68.

•	You make no additional payments to the contract.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000		$6,000		$6,000

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	6,300		6,000	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,600		6,000	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,600		6,600	(2)

3.5	0	6,600	110,000	110,000		103,400		7,700	1,100		6,600		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,900		6,900

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,900	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		7,200		7,200

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		7,200	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		7,500		7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 116  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix H: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012.

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24	$1.00
Accumulation unit value at end of period	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	419	457	541	575	523	543	369

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	290	297	342	403	480	539	98

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23	$1.00
Accumulation unit value at end of period	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,565	1,876	2,367	8,672	19,629	9,236	2,322

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	207	94	94	87	79	78	15

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,124	1,186	1,278	5,095	5,525	5,416	222

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	422	460	505	514	565	376	2,202

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,346	1,964	1,982	1,932	1,749	2,079	509

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	251	243	270	253	260	255	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	486	549	572	656	204	215	26

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,527	2,527	2,560	4,369	6,188	3,844	2,374

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,137	5,199	5,798	65,945	53,345	39,535	9,494

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,800	3,667	4,185	49,381	36,484	17,683	5,496

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	117

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,312	1,289	6,199	11,398	4,624	1,065

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,503	1,639	1,897	21,067	17,305	13,183	2,629

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	690	719	759	771	525	493	202
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	873	765	889	805	733	896	199

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,286	1,546	1,582	28,173	13,694	9,778	3,255

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	142	296	158	143	125	122	85

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	337	190	242	240	447	651	39

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	121	130	134	142	166	252	4

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,941	2,771	3,058	40,570	25,462	13,265	3,408

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	493	548	612	805	895	542	1,471

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	75	83	91	108	44	33	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	462	556	657	3,436	5,567	3,208	2,769

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	553	512	239	225	177	17

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	207	200	201	46	25	46	22

 118  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	37	57	57	39	40	24	13

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,875	1,695	1,227	1,284	354	74

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	646	751	720	677	524	327	1,503

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	94	112	107	133	96	39	13

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,404	1,593	1,698	17,103	10,945	7,332	2,824

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,288	4,252	4,934	12,509	24,724	15,405	5,888

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,667	2,856	3,483	12,950	16,441	8,335	2,560

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	781	959	986	970	842	615	207

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,097	862	887	673	680	650	515

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,364	1,289	1,389	1,361	1,250	1,230	500

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,583	2,008	2,267	2,178	2,149	465

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	378	330	330	334	327	442	173

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	624	906	983	12,830	16,049	9,159	4,172

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	119

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	525	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	484	527	590	568	523	591	1,004

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	611	858	976	15,690	12,686	4,981	100

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,649	2,266	2,566	42,014	28,397	15,952	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	343	324	315	206	99	65	1

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	827	920	1,037	951	939	946	314

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	715	780	754	6,451	7,885	2,724	1,376

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	308	366	325	258	307	239	985

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	284	394	403	8,659	7,536	5,181	1,550

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	203	175	141	98	92	121	95

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	580	606	640	710	754	331	49

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	904	1,019	1,049	1,088	1,224	1,142	437

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4,369	4,659	5,313	39,107	28,992	21,361	4,287

 120  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	340	364	427	499	478	505	93

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,816	2,795	2,528	23,718	23,226	15,404	5,362

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,124	13,318	4,063	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,697	38,062	38,056	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,925	3,019	2,940	33,459	10,749	8,367	3,500

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,696	11,924	2,392	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,206	42,300	29,947	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,743	64,312	26,271	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267,004	260,157	274,743	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,700	50,434	21,613	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140,113	157,906	171,003	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,652	15,493	6,340	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,889	72,637	73,389	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	755	1,091	1,224	23,507	19,560	11,230	1,381

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	121

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	947	1,428	1,540	41,033	20,446	10,815	4,092

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	110	90	42	25	38	90	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,543	1,820	1,927	12,174	8,104	3,826	1,466

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,938	2,126	2,399	10,440	8,697	5,535	975

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	495	830	982	19,736	177	207	94

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	331	351	69	79	71	69	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	454	531	596	486	519	471	19

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	292	322	417	481	448	427	206

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	165	201	204	142	214	341	89

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	675	742	902	3,880	9,526	4,614	1,363

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	42	50	51	162	83	19	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	481	549	564	1,999	2,749	2,838	36

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	461	427	374	387	395	328	1,063

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	786	848	926	806	641	639	116

 122  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	147	149	199	197	122	81	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	144	126	179	202	143	120	50

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,463	2,275	2,126	4,847	7,111	2,189	741

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,455	2,407	2,611	32,675	28,147	22,505	6,141

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,409	1,783	2,158	22,373	17,748	9,218	3,454

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	733	1,038	1,415	3,281	5,505	2,399	586

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	804	814	1,014	10,507	9,050	7,401	1,654

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	639	1,463	328	333	373	264	41
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	450	485	601	655	594	810	147

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,264	1,054	1,295	13,576	6,841	5,168	2,188

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	201	222	214	243	212	172	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	101	123	173	186	299	542	128

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	150	176	69	75	129	221	39

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	123

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	975	1,157	1,460	18,438	12,132	6,507	1,903

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	269	302	324	495	518	369	815

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	53	108	148	127	51	32	7

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	370	430	521	1,657	2,910	1,939	1,742

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	166	121	125	161	68	52

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	40	31	31	30	7	5	4

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	84	83	87	73	79	30	21

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	700	753	801	439	609	266	23

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	241	359	427	401	319	140	830

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	60	68	74	101	116	95	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,217	1,533	8,837	5,960	4,192	1,837

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,981	2,111	2,378	5,672	11,948	7,839	3,236

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,557	1,438	1,941	5,798	7,633	3,844	1,122

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	265	306	334	293	596	484	191

 124  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	482	508	445	475	459	527	313

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	539	558	667	686	632	593	209

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	789	949	1,071	1,072	979	948	338

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	236	290	177	178	186	162

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	329	372	431	5,748	7,463	4,403	2,278

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	369	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	446	453	552	543	492	374	542

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	456	534	621	7,178	6,034	2,512	33

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	758	925	1,073	18,832	13,405	7,803	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	224	225	243	129	57	35	28

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	661	782	921	1,049	962	770	261

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	246	297	229	2,721	3,633	1,315	858

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	125

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	216	156	186	202	302	238	524

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	183	176	216	3,810	3,541	2,575	863

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	142	147	151	148	125	112	67

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	371	387	390	529	435	337	5

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	522	678	636	666	666	599	178

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,428	2,631	3,037	19,339	15,020	11,993	2,853

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	199	218	251	312	257	311	105

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,630	1,530	1,232	10,833	11,520	7,960	3,210

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	887	563	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,253	14,095	14,269	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,413	1,619	16,556	6,176	4,750	2,249

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,754	1,870	1,217	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,028	27,822	20,457	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,779	12,779	7,816	—	—	—	—

 126  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121,348	121,489	131,296	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,501	4,493	2,399	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,213	59,742	63,511	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,553	5,429	3,701	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,210	36,289	38,937	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	252	370	429	10,344	9,166	5,574	673

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	398	508	719	18,154	9,698	5,374	2,318

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	68	106	96	58	26	9	2

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	800	878	975	5,489	3,842	2,033	855

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	927	1,071	1,249	4,677	4,142	2,742	456

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	350	421	491	9,217	106	99	75

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	332	386	125	149	151	119	67

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	319	373	430	492	382	415	96

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	60	68	68	94	38	27	75

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	127

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	25	29	26	18	18	3

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	246	313	393	2,285	5,775	2,393	479

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	29	14	5	6	9	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	84	92	109	929	1,551	1,546	4

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14	9	21	17	35	71	538

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	109	204	245	242	187	148	19

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	72	49	36	31	34	31	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	190	170	149	136	—	4	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	489	478	448	852	1,141	752	76

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	368	424	566	24,086	18,611	12,855	2,798

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	261	330	462	14,862	10,314	4,662	1,337

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	299	269	254	1,676	3,290	1,248	248

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	106	117	164	7,610	5,845	4,237	761

 128  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	149	135	111	124	105	82	16
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	122	141	139	79	72	44

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	77	92	136	9,699	4,459	3,104	984

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	46	46	39	30	4	2	2

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	27	27	13	13	11	8

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	247	272	374	12,618	7,408	3,779	897

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	156	172	133	121	128	42	370

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17	12	17	20	15	37	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	89	118	177	730	1,547	897	754

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	61	92	226	135	152	11	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	28	15	10	8	8	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	29	30	15	43	—	1

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	114	360	381	313	306	171	5

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	129

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	123	106	112	147	92	58	407

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	24	16	28	45	26	11

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	279	271	253	6,229	3,797	2,367	806

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	754	871	800	3,018	6,996	4,358	1,504

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	395	436	448	3,101	4,524	1,951	507

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	93	102	118	119	92	99	21

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	54	49	45	26	36	19	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	104	104	90	90	131	158	47

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	210	240	360	309	430	425	170

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	53	43	47	53	54	55	15

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	124	146	4,048	4,844	2,697	1,129

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	32	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	17	23	34	45	7	256

 130  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	66	79	99	4,814	3,794	1,454	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	89	101	130	13,024	8,449	4,753	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	26	28	33	30	40	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	89	77	101	120	68	59	4

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	43	53	58	1,797	2,196	755	378

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	63	60	57	102	89	82	259

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	37	48	2,555	2,223	1,578	427

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	40	41	43	56	42	42

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	10	17	25	5	9	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	110	125	140	139	112	83	41

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	605	754	958	13,334	9,251	6,631	1,314

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	3	6	18	12	12	5

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	634	500	438	7,502	7,589	4,910	1,615

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	131

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,346	3,422	1,451	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,904	7,303	8,181	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	113	124	11,712	3,538	2,678	1,052

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,439	4,427	3,563	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,186	14,112	15,521	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,365	16,923	8,826	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,374	87,650	103,350	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,954	11,530	5,922	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,028	34,961	38,253	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,102	4,813	1,965	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,423	26,042	29,932	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	58	124	162	7,218	5,901	3,393	346

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	51	81	115	12,560	6,269	3,313	1,143

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	19	9	1	—

 132  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	188	222	298	3,426	2,133	931	343

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	279	303	331	2,615	2,103	1,304	132

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	50	53	54	6,603	10	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	39	20	37	9	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	142	142	118	111	62	74	5

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	22	24	17	15	5	1	1

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	75	84	97	156	215	112	24

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	1	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	4	6	16	43	29	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	—	2	1	9

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	16	19	20	15	27	20

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	133

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31	35	35	39	24	19	6

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	89	53	56	112	347	197	83

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	76	69	106	588	645	483	96

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	53	56	69	313	252	113	37

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	40	38	34	51	66	23	5

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	14	24	183	176	129	28

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.33	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	15	10	12	7
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	14	6	4	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	33	59	54	233	124	73	30

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	$1.00
Accumulation unit value at end of period	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	4	1	4	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9	10	20	234	157	78	21

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	9	9	12	16	9	10

 134  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	2	3	2	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	6	8	23	30	20	11

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	4	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	12	10	3	4	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	8	15	5	1	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	27	26	21	18	5	6	9

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	3	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	134	107	107	233	236	268	107

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	81	70	75	112	163	102	42

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	74	74	72	130	141	72	13

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	18	14	12	8	9	7	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8	10	10	8	11	7	1

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	22	23	19	2

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	135

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	78	92	87	77	68	53	8

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	76	72	43	32	8	8	1

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	75	91	46	15

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	1	3	3	8	—	4

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	28	35	39	120	90	34	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	27	21	27	246	175	81	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	10	9	3	6	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10	11	14	20	18	13	2

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	12	11	12	36	48	21	11

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	11	9	10	9	3	7

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	41	36	28	9

 136  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	18	12	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	15	12	10	8	6	6	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	71	70	95	364	337	224	43

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	106	102	103	163	209	132	51

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	8	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	66	67	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	15	262	120	98	38

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	69	100	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	581	551	1,009	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	215	153	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,056	1,280	1,312	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	123	8	—	—	—	—

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	137

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	418	596	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	121	71	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	397	362	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	3	8	121	106	56	5

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	1	9	199	125	61	26

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	1	5	1	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	14	18	25	84	56	24	6

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	29	33	37	84	69	40	2

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	7	129	3	2	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	12	5	6	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	47	53	53	51	36	24	7

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	21	23	36	25	25	58

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	75	75	87	83	71	66	7

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	249	322	377	1,394	3,694	1,875	431

 138  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	14	—	—	—	19	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	84	94	125	515	941	1,057	19

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	13	—	7	393

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	196	127	159	155	130	142	76

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	8	13	11	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	47	72	77	104	8	87	12

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	208	385	634	993	1,812	1,238	385

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	754	744	841	13,045	12,148	9,119	2,248

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	304	476	573	7,761	6,252	3,315	1,118

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	105	144	145	830	1,826	817	193

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	281	290	307	4,144	3,815	2,993	611

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	417	424	431	441	422	399	92
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	181	170	216	150	116	178	40

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	139

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	137	152	167	5,045	2,619	2,072	761

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	26	30	68	27	46	21

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	41	50	39	38	38	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	165	187	204	6,307	4,260	2,481	656

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	26	—	3	2

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	66	123	174	488	947	692	591

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	30	33	24	11	8	2	8

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	151	143	271	336	280	34	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	95	121	121	139	85	35	298

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	24	18	26	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—

 140  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	385	496	454	3,520	2,517	1,854	700

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	313	312	385	1,768	2,783	1,386	338

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	59	60	76	101	78	75	36

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	90	94	101	119	91	89	10

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	47	72	67	45	48	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	316	297	417	430	422	426	101

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	14	13	34	60	65	73	55

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	154	155	153	2,128	2,873	1,873	832

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	25	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	61	58	50	47	45	26	206

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	96	119	122	2,490	2,222	952	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	141

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	120	151	187	6,597	4,924	3,189	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	31	44	46	32	10	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	105	80	86	97	61	29

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	46	53	72	934	1,282	484	279

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18	$1.00
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	36	48	55	1,316	1,317	1,079	345

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	74	60	76	61	65	68	18

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,382	1,598	8,043	6,568	5,113	892

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	27	29	40	43	48	17

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	587	511	469	3,861	4,557	3,298	1,204

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	616	622	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,876	4,832	5,400	—	—	—	—

 142  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	322	356	357	6,263	2,357	1,866	868

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	840	730	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,781	7,531	9,790	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,926	39,214	48,051	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,775	14,831	15,140	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,838	2,313	1,420	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,057	14,186	15,285	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	122	148	173	3,652	3,422	2,314	279

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	115	147	147	6,336	3,670	2,212	859

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15	16	17	4	4	4	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	225	264	316	1,829	1,311	679	272

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	215	236	290	1,460	1,339	954	103

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	79	75	3,390	7	13	9

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	143

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	42	7	2	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	12	29	46	40	39	16

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	4	3	2	2	1	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	19	24	28	37	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	32	39	104	366	187	43

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	22	21	38	104	107	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	4	2	—	2	3	17

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	30	19	21	34	14	51	9

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	151	238	436	708	1,186	1,071	287

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	301	256	276	1,606	1,847	1,476	221

 144  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	18	33	43	589	591	310	75

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	27	44	39	75	168	60	9

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	89	115	131	546	561	415	58

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	33	37	37	52	51	62	11
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	11	12	25	35	26	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25	34	32	466	272	219	75

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	3	4	8

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	34	32	493	404	226	89

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	9	9	12	15	11	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	1	1	2	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6	13	13	34	71	53	24

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	6	1	21	10

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	145

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	11	—	1	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	—	2	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	91	154	122	81	48	13

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99	$1.00
Accumulation unit value at end of period	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	17	18	10	15	9	7	21

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—	1	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	162	186	189	520	530	400	285

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	43	59	59	126	349	300	79

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	38	73	80	195	322	117	32

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	18	27	32	35	10	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	14	14	12	13	22	2

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	57	17	23	30	37	23	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	20	38	43	50	71	85	2

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	34	39	37	38	5	2

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

 146  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	10	22	188	262	187	93

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	5	3	5	2	1	7

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	72	74	260	254	97	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	74	76	574	502	276	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	3	1	5	3	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	37	45	48	57	28	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25	$1.00
Accumulation unit value at end of period	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	4	6	5	60	101	57	22

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18	$1.00
Accumulation unit value at end of period	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	4	3	84	95	91	19

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	2	1	1	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	30	32	41	48	16	23

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	147

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,243	42	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	64	64	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	19	43	671	343	300	83

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,592	2,613	2,906	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,677	2,110	2,833	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	1,028	1,118	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,737	1,622	1,333	—	—	—	—

 148  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	6	6	251	269	186	9

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	11	18	446	335	205	61

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	65	61	163	172	46	11

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	78	19	27	102	109	81	12

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	309	7	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	11	11	5	2	4	—

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS	149

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 6

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

 150  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by
RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6504 L (4/13)

Prospectus

April 29, 2013

RiverSource

RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

New contracts are not currently being offered under this prospectus. This prospectus describes contracts offered prior to April 30, 2012.

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

• AllianceBernstein Variable Products Series Fund, Inc.
• ALPS Variable Investment Trust
• American Century Variable Portfolios, Inc.
• BlackRock Variable Series Funds, Inc.
• Columbia Funds Variable Insurance Trust

•	Columbia Funds Variable Series Trust II
• DWS Variable Series II
• Fidelity® Variable Insurance Products — Service Class 2
• Franklin® Templeton® Variable Insurance Products Trust
  (FTVIPT) — Class 2
• Invesco Variable Insurance Funds
• Ivy Funds Variable Insurance Portfolios
• Janus Aspen Series: Service Shares
• Lazard Retirement Series, Inc.
• Legg Mason Partners Variable Income Trust
• MFS® Variable Insurance TrustSM
• Morgan Stanley Universal Institutional Funds (UIF)
• Neuberger Berman Advisers Management Trust
• Oppenheimer Variable Account Funds — Service Shares
• PIMCO Variable Insurance Trust (VIT)
• Van Eck VIP Trust
• Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 3

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract at any point in time.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

 4  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 5

The Contracts in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will not longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).

Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”)

It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: As stated on the first page of your contract, return of the contract to your financial advisor or to our corporate office within the stated time frame results in a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See “Valuing Your Investment.”) We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Buying Your Contract”, “Transfer Policies” and “The Regular Fixed Account”). For RAVA 5 Access contracts, the regular fixed account is not available (see “The Fixed Account”).

 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. If you have elected SecureSource Stages NY and you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)

Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit” and “Optional Benefits”)

Optional benefits: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. We offer optional death benefits and optional living benefits. We offer SecureSource Stages NY riders and Accumulation Protector Benefit rider (offered for contract applications signed prior to Feb. 27, 2012) as optional living benefits. SecureSource Stages NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource Stages NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a PN program investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see “Optional Benefits — Optional Living Benefits.”

We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see “The Annuity Payout Period”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 7

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first table describes the fees and expenses that you will pay at the time that you surrender one of these contracts.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charges for RAVA 5 Advantage

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

		Ten-year schedule
Seven-year schedule			Surrender charge
Number of completed	Surrender charge	Number of completed	percentage applied
years from date of each	percentage applied to	years from date of each	to each purchase
purchase payment*	each purchase payment	purchase payment*	payment

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	6

5	4	5	5

6	2	6	4

7+	0	7	3

		8	2

		9	1

		10+	0

Surrender charge for RAVA 5 Select

(Contingent deferred sales load as a percentage of purchase payments surrendered)

Surrender charge
Contract	percentage applied
Year**	to purchase payments

1	7%

2	6

3	5

4	4

5+	0

There are no surrender charges on and after the fourth contract anniversary.

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 5 Access:

0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

 8  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

CONTRACT ADMINISTRATIVE CHARGE

Annual contract administrative charge	Maximum: $50	Current: $30

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.85%

ROPP Death Benefit	1.20

MAV Death Benefit	1.10

5-year MAV Death Benefit	0.95

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.20%

ROPP Death Benefit	1.55

MAV Death Benefit	1.45

5-year MAV Death Benefit	1.30

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.35%

ROPP Death Benefit	1.70

MAV Death Benefit	1.60

5-year MAV Death Benefit	1.45

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 9

OTHER ANNUAL EXPENSES
Optional Living Benefits

If eligible, you may select one of the following optional living benefits. The optional living benefits require participation in the PN program. The fees apply only if you select one of these benefits.

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 1.75%	Current: 1.75	%(1)
(not available for contract applications signed on or after Feb. 27, 2012)

(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)

(1)	For contracts with applications signed prior to Nov. 14, 2011, the following fees apply:

	Initial annual rider fee	Current rider fee for
	and fee for elective step ups	elective step ups
For applications signed:	before 10/20/12	on or after 10/20/12

prior to Oct. 4, 2010	1.25%	1.75%

Oct. 4, 2010 through Nov. 13, 2011	1.50%	1.75%

SecureSource Stages NYSM – Single life rider fee	Maximum: 1.75%	Current: 1.50	%(2)

SecureSource Stages NYSM – Joint life rider fee	Maximum: 1.75%	Current: 1.50	%(2)

(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

(2)	For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.15%.

 10  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.34%	—%	1.29	%(1)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.11	—	1.11

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.14	—	0.72	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	0.41	0.25	0.13	—	0.79

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)**	0.57	0.25	0.12	—	0.94

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 2)**	1.07	0.25	0.22	—	1.54	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.55	0.25	0.16	—	0.96

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.17	—	1.00	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	0.79	0.25	0.20	—	1.24

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.17	—	1.13	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)**	0.66	0.25	0.14	0.01	1.06

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84	(4)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	0.76	0.25	0.17	—	1.18	(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	0.74	0.25	0.14	—	1.13	(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.70	0.25	0.15	—	1.10	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.22	—	1.26	(4)

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.08	—	0.93

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)**	0.36%	0.25%	0.14%	—%	0.75%

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(6)

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(7)

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(8)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(9)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(9)

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(10)

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(11)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.18	—	1.28	(12)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(13)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(14)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(15)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(16)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(17)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – American Century Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)**	0.42	0.25	0.13	—	0.80

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.91	0.25	0.20	—	1.36	(4)

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	0.85	0.25	0.16	—	1.26	(4)

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – DFA International Value Fund (Class 2)	0.83	0.25	0.16	—	1.24	(4)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04	(4)

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(18)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)**	0.62	0.25	0.12	—	0.99	(5)

Variable Portfolio – Invesco International Growth Fund (Class 2)	0.83	0.25	0.15	—	1.23

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.12	—	1.12	(4)

Variable Portfolio – MFS Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

 12  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—%	0.25%	0.02%	0.67%	0.94%

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.18	—	1.28	(4)

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.87	0.25	0.16	—	1.28	(4)

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.91	0.25	0.15	0.01	1.32	(4)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	0.47	0.25	0.15	—	0.87

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.84	0.25	0.17	—	1.26	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 2)**	0.71	0.25	0.13	—	1.09	(4)

Variable Portfolio – Victory Established Value Fund (Class 2)**	0.77	0.25	0.13	—	1.15	(4)

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.14	—	0.85

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(19)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in the Appendix under “The Funds”.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70% for Columbia Variable Portfolio – Cash Management Fund (Class 2), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.50% for Columbia Variable Portfolio – Emerging Markets Fund (Class 2), 0.97% for Columbia Variable Portfolio – High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 2), 0.82% for Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2), 1.00% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2), 1.18% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.25% for Variable Portfolio — Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2), 1.12% for Variable Portfolio – DFA International Value Fund (Class 2), 0.97% for Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2), 1.08% for Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2), 1.21% for Variable Portfolio – Partners Small Cap Growth Fund (Class 2), 1.13% for Variable Portfolio – Partners Small Cap Value Fund (Class 2), 1.25% for Variable Portfolio – Pyramis® International Equity Fund (Class 2), 1.02% for Variable Portfolio – Sit Dividend Growth Fund (Class 2) and 1.14% for Variable Portfolio – Victory Established Value Fund (Class 2).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(6)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(7)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.03% of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(8)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 13

(9)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(10)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(11)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(12)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.

(13)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(14)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(15)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(16)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(17)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(18)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(19)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 14  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders, before fee waivers and/or expense reimbursements. They assume that you select the ROPP and one of the SecureSource Stages NY riders or APB rider(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$1,185	$2,120	$2,878	$4,789	$462	$1,392	$2,327	$4,695

RAVA 5 Advantage

With a seven-year surrender charge schedule	1,104	2,056	2,830	4,778	472	1,421	2,374	4,778

RAVA 5 Select	1,128	1,943	2,489	4,981	498	1,493	2,489	4,981

RAVA 5 Access	513	1,536	2,558	5,100	513	1,536	2,558	5,100

Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$3,724	$7,730	$9,808	$11,545	$3,004	$6,975	$9,227	$11,446

RAVA 5 Advantage

With a seven-year surrender charge schedule	3,644	7,651	9,724	11,447	3,014	6,991	9,240	11,447

RAVA 5 Select	3,670	7,503	9,273	11,450	3,040	7,031	9,273	11,450

RAVA 5 Access	3,055	7,054	9,292	11,451	3,055	7,054	9,292	11,451

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$910	$1,302	$1,463	$1,955	$163	$503	$863	$1,855

RAVA 5 Advantage

With a seven-year surrender charge schedule	826	1,231	1,416	1,967	174	535	916	1,967

RAVA 5 Select	850	1,106	1,048	2,242	199	613	1,048	2,242

RAVA 5 Access	215	659	1,127	2,403	215	659	1,127	2,403

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 15

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix F.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 17

program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

The Fixed Account

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless the PN program is in effect, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 19

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the PN program investment option in effect;

•	if no PN program investment option is in effect, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in the PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you applied, you may have selected among the following:

•	the regular fixed account(1), subaccounts, the special DCA fixed account and/or the optional PN program in which you want to invest;

•	how you want to make purchase payments;

 20  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

•	a beneficiary;

•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefit riders:

•	ROPP Death Benefit;

•	MAV Death Benefit; or

•	5-Year MAV Death Benefit; and

•	one of the following optional living benefit riders that require the use of the PN program:

•	Accumulation Protector Benefit(2); or

•	SecureSource Stages NY.

(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Not available for contract applications signed on or after Feb. 27, 2012.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than 13 months after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 21

annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see “SecureSource Stages NY — Other Provisions” section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource Stages NY – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

Minimum initial purchase payments

	RAVA 5	RAVA 5	RAVA 5
	Advantage	Select	Access
Qualified annuities	$1,000	$2,000	$2,000
Nonqualified annuities	$2,000	$10,000	$10,000

Minimum additional purchase payments

$50

Maximum total purchase payments* (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each subsequent year:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

*	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for the SecureSource Stages NY

The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.

For contract applications signed on or after Feb. 27, 2012, these restrictions are being waived until further notice.

For contract applications signed prior to Feb. 27, 2012, we are waiving only the $100,000 total additional purchase payment restriction until further notice.

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The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

Regular mail:

RiverSource Life Insurance Co. of New York
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.85%

ROPP Death Benefit(1)	1.20

MAV Death Benefit	1.10

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 23

Mortality and
expense risk fee

5-year MAV Death Benefit	0.95

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit(1)	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.20%

ROPP Death Benefit(1)	1.55

MAV Death Benefit	1.45

5-year MAV Death Benefit	1.30

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.35%

ROPP Death Benefit(1)	1.70

MAV Death Benefit	1.60

5-year MAV Death Benefit	1.45

(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

 24  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource Stages NY rider:

Contract without SecureSource Stages NY rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Contract with SecureSource Stages NY rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

Surrender charge under RAVA 5 Advantage:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

Surrender charge under RAVA 5 Select:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 25

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

Surrender charge under RAVA 5 Access:

There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

Waiver of surrender charges

We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”.)

Other information on charges:  Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions:  In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

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OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES NY RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.50%(1) for SecureSource Stages NY – Single Life rider or SecureSource Stages NY – Single Life rider.

(1)	For contract applications signed prior to Nov. 14, 2011, the current fee for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current fee for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.15%.

The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected ; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY – Single Life and SecureSource Stages NY – Joint Life rider fee will not exceed a maximum charge of 1.75%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,

(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

(v)	the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 27

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge on your contract anniversary for this optional feature only if you select it.(1) The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the minimum contract accumulation value on your contract anniversary. The table below describes fees in effect depending on your application sign date.

	Initial annual rider fee
	and fee for elective step ups	Current Rider Fee for elective step ups
For applications signed:	before 10/20/12	on or after 10/20/12
prior to Oct. 4, 2010	1.25%	1.75%
Oct. 4, 2010 through Nov. 13, 2011	1.50%	1.75%
Nov. 14, 2011 and after	1.75%	1.75%

We prorate this charge among the variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option.

We may change the rider fee at our discretion and on a nondiscriminatory basis. The maximum annual rider fee is 1.75%.

The Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date will not change unless you choose the annual elective step up or elective spousal continuation step up after we exercised our rights to increase the rider fee; or you change your PN program investment option after we exercised our rights to increase the rider fee or to vary the rider fee for each PN program investment option. Currently, we waive our right to increase the rider fee if you change your PN program investment option.

If you change your PN program investment option and we no longer waive our rights to increase the rider fee or if you exercise an elective step up, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option.

The fee does not apply after the annuitization start date.

(1)	Accumulation Protector Benefit rider was not available for contract applications signed on or after Feb. 27, 2012.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

•	minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

 28  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units:  accumulation units may change in two ways – in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge;

•	the Accumulation Protector Benefit rider charge; or

•	the SecureSource Stages NY rider charge.

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 29

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
			Amount	Accumulation	of units
By investing an equal number of dollars each month ...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the “Special DCA Fixed Account” and “Portfolio Navigator Program” sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see “Portfolio Navigator Program” below).

PORTFOLIO NAVIGATOR PROGRAM (PN Program)
Under the PN program for living benefit riders your contract value is currently allocated to one of five investment options each of which is a fund of funds which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for nonqualified annuities and for qualified annuities.

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You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit rider or SecureSource Stages NY rider. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

The Portfolio Navigator funds. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund’s board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio – Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio – Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio – Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio – Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio – Conservative Portfolio: 20% Equity / 80% Fixed Income

Fund of funds conflicts of interest. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see funds of funds prospectus.

Participating in the PN program. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination, although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the fund of funds you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds, ranging from conservative to aggressive. You may not use more than one Portfolio Navigator fund at a time.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment option you have chosen.

You may request a change to your fund of funds up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Protector Benefit or SecureSource Stages NY rider and you make such a change, we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”)If your contract includes SecureSource Stages NY rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 31

Accounts — Market Timing”). If your contract includes the SecureSource Stages NY rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment;

•	cancel required participation in the program after 30 days written notice; and

•	discontinue the PN program after 30 days written notice.

Risks.  Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

Living benefits requiring participation in the PN program:

•	Accumulation Protector Benefit rider (not available for contract applications signed on or after Feb. 27, 2012): You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options. You cannot select the aggressive investment option as your investment option, or transfer to the aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. Therefore, you should not select the Accumulation Protector Benefit rider if you do not intend to continue participating in the PN program until the end of the waiting period.

•	SecureSource Stages NY rider: The SecureSource Stages NY rider requires that your contract value be invested in one of the investment options for the life of the contract. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource Stages NY rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource Stages NY rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the PN program investment options. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Stages NY rider if you do not intend to continue participating in the PN program for the life of the contract.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies

For RAVA 5 Advantage and RAVA 5 Select

•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the

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end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.

•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

For RAVA 5 Access

•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

Market Timing

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing.  Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 33

underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

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•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount

Transfers or surrenders:  $250 or entire account balance

Maximum amount

Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Making the Most of Your Contract — Portfolio Navigator Program”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If you have a SecureSource Stages NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount

Transfers or surrenders:  $50

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Maximum amount

Transfers or surrenders:  None (except for automated transfers from the regular fixed account)

 3 By telephone

Call:
518-869-8613

Minimum amount

Transfers or surrenders:  $250 or entire account balance

Maximum amount

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Stages NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the SecureSource Stages NY rider, your benefits under the rider will be reduced (see “Optional Benefits”). Any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1)	If you elected the SecureSource Stages NY or Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

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NOTE:  We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

Changing the Annuitant

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).

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•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

The Accumulation Protector Benefit rider will continue upon change of ownership. For the SecureSource Stages NY – Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See “Optional Benefits.”)

The SecureSource Stages NY – Joint Life rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership, you will be notified in writing, signed by an officer of the company.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.

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If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

•	contract value after any rider charges have been deducted; or

•	the Return of Purchase Payments (ROPP) value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.

Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders

PS × DB CV

PS =	the amount by which the contract value is reduced as a result of the partial surrender.

DB =	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

CV =	the contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 39

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

•	ROPP Death Benefit;

•	MAV Death Benefit; and

•	5- Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

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As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-Year MAXIMUM ANNIVERSARY VALUE (5-Year MAV) DEATH BENEFIT
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

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OPTIONAL LIVING BENEFITS
SECURESOURCE STAGES NY RIDERS
The SecureSource Stages NY rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

•	If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

•	If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

•	SecureSource Stages NY — Single Life

•	SecureSource Stages NY — Joint Life

The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY — Single Life rider covers one person. The SecureSource Stages NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY — Single Life rider or the SecureSource Stages NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

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KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

Age Bands: Each age band is associated with a lifetime payment percentage. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band.

Annual Step-Up: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

Excess Withdrawal: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

Lifetime Payment Percentage: used to calculate your annual lifetime payment.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Rider Credit: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider will be reduced.

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•	Use of Portfolio Navigator Program Required: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

1.	the BB and PBG, will be reset to the contract value, if less than their current amount; and

2.	the ALP and RALP, if available, will be recalculated.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Non-Cancelable: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource Stages NY — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource Stages NY — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

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You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of Civil Unions and Domestic Partners: The Federal Defense of Marriage Act (“DOMA”) does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See “Taxes — Other — Spousal status.”

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

Remaining Annual Lifetime Payment (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

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Lifetime Payment Percentage: used to calculate the annual lifetime payment.

For Age band:

Single Life

•	50-58, percentage is 4%.

•	59-69, percentage is 5%.

•	70-79, percentage is 5.5%.

•	80 and older, percentage is 6%.

Joint Life

•	50-58, percentage is 3.5%.

•	59-69, percentage is 4.5%.

•	70-79, percentage is 5%.

•	80 and older, percentage is 5.5%.

The age band for the lifetime payment percentage is determined at the following times:

•	When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouses subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

•	Upon annual step-ups. (see “Annual Step-Ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.

Determination of Adjustments of Benefit Values: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

•	On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

Whenever a withdrawal is taken:

(a)	if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

(b)	if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:

g × h i	where:

g = the amount the contract value is reduced by the withdrawal

h = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

i = the contract value on the date of (but prior to) the withdrawal.

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(c)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

The PBG will be reset to the lesser of:

(i)	the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

(ii)	the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b c	where:

a = the amount of the withdrawal minus the RALP

b = the PBG minus the RALP on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal minus the RALP

The BB will be reduced by an amount as calculated below:

d × e f	where:

d = the amount of the withdrawal minus the RALP

e = the BB on the date of (but prior to) the withdrawal

f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

Rider Anniversary Processing: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

•	Rider Credits: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:

•	If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

•	If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value (after rider charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The annual lifetime payment is established;

•	The RMD is for your contract alone;

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•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix E for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):

Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

–	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:

Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

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•	elect to take the death benefit under the terms of the contract, or

•	elect to take the principal back guarantee available under this rider, or

•	continue the contract and the SecureSource Stages NY — Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

•	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

•	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

•	will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

•	After the date of death, there will be no additional rider credits or annual step-ups.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (Joint life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

Contract Ownership Changes and Assignments:

Single Life: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

Joint Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:

•	The rider will terminate if there are certain changes of ownership. (See “Contract Ownership Changes and Assignments” above).

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Stages NY rider fee”).

•	When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

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ACCUMULATION PROTECTOR BENEFIT RIDER
Please note that this rider is not available for sale for contract applications signed on or after Feb. 27, 2012. The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The current waiting period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must participate in the PN program and you must elect one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program.”);

•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. Additional purchase payments are limited to $100,000. (see “Additional Purchase Payments with Elective Step Up” below) If we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see “Waiting Period” below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

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Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The waiting period for the rider is 10 years.

The waiting period can restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

Automatic Step Up

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.	80% of the contract value on the contract anniversary (after charges are deducted); or

2.	the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

Elective Step Up Option

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date (after charges are deducted) we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

Additional Purchase Payments with Annual Elective Step Ups

If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

Spousal Continuation

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the

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valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

Change of Ownership or Assignment

A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

Terminating the Rider

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

•	you take a full surrender;

•	on the annuitization start date; or

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the benefit date.

For an example, see Appendix D.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges — Surrender charge under Annuity Payout Plan E”).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts on the annuitization start date.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is

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above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15 or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payments guaranteed.

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If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is

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taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.

Penalties:  If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of the nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for or full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of

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distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRASs) are subject to special required minimum distribution rules.

Withholding for IRAs, Roth IRAs and SEPs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

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Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or income state taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

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Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change.  If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The

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selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

Payments to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

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Payments to Financial Advisors

•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts.  We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business.  Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds

Unless the PN program is in effect, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	Seeks high level of current income and capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – American Century Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – DFA International Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.

Variable Portfolio – Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

Variable Portfolio – MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, Inc., subadviser.

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 67

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pacific Investment Management Company LLC, subadviser.

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisers, LLC, subadviser.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

 68  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix B: Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 69

		Contract	Contract
		with Gain	with Loss
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	3,500.00	3,206.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,500.00)	(3,206.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$56,470.00	$36,764.00

Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,376.34	16,062.31

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,376.34	16,062.31
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,376.34	19,375.80

Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,376.34	19,375.80
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	376.34	1,062.31

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 71

		Contract	Contract
		with Gain	with Loss
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,376.34	16,062.31
	Surrender charge:	(376.34)	(1,062.31)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

Full surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

 72  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract	Contract
		with Gain	with Loss
Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	2,000.00	1,832.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(2,000.00)	(1,832.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$57,970.00	$38,138.00

Partial surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 73

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract	Contract
		with Gain	with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,208.33	15,582.48

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,208.33	15,582.48
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,208.33	18,761.94

 74  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract	Contract
		with Gain	with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,208.33	18,761.94
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	208.33	582.48

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,208.33	15,582.48
	Surrender charge:	(208.33)	(582.48)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 75

Appendix C: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:

Assumptions:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract (with the ROPP rider) with a payment of $20,000.

•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a death benefit of:	$18,333

Example — MAV Death Benefit

Assumptions:

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

 76  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

Example — 5-Year MAV Death Benefit

Assumptions:

•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

•	On the fifth contract anniversary the contract value grows to $30,000.

•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $30,000 $25,000 =	–1,800

for a death benefit of:	$28,200

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Appendix D: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — Accumulation Protector Benefit rider

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	0	0	100,000	0	112,000

2	0	0	102,400	0	128,000

3	0	0	108,000	0	135,000

4	0	0	108,000	0	118,000

5	0	0	108,000	0	100,000

6	2,000	2,160	105,840	0	122,000

7	0	0	112,000	0	140,000

8	0	0	112,000	0	121,000

9	5,000	4,628	107,372	0	98,000

10	0	0	107,372	22,372	85,000

Example — SecureSource Stages NY Riders

EXAMPLE #1: Single Life benefit
Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 65.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

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•	You elect the Moderate fund of funds at issue.

			Hypothetical
Contract			Assumed									Lifetime
Duration	Purchase	Partial	Contract									Payment
in Years	Payments	Withdrawals	Value	BB		PBG		ALP		RALP		Percent

At Issue	$100,000	NA	$100,000	$100,000		$100,000		$5,000		$5,000		5%

1	0	0	98,000	108,000		100,000		5,400		5,400		5%

2	0	0	105,000	114,000		105,000		5,700		5,700		5%

3	0	0	118,000	120,000		118,000		6,000		6,000		5%

3.5	0	6,000	112,000	120,000		112,000		6,000		0		5%

4	0	0	115,000	120,000		115,000		6,000		6,000		5%

5	0	0	130,000	130,000		130,000		7,150	(1)	7,150	(1)	5.5%	(1)

6	0	0	110,000	130,000		130,000		7,150		7,150		5.5%

7	0	0	100,000	130,000		130,000		7,150		7,150		5.5%

7.5	0	10,000	90,000	126,010	(1)	119,079	(2)	6,931	(2)	0		5.5%

8	0	0	80,000	126,010		119,079		6,931		6,931		5.5%

9	0	0	95,000	126,010		119,079		6,931		6,931		5.5%

(1)	Because the Annual Step-Up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2)	The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

EXAMPLE #2: Joint Life benefit
Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You and your spouse are joint owners and are both age 58.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in bold.

•	You elect the Moderate fund of funds at issue.

			Hypothetical
Contract			Assumed									Lifetime
Duration	Purchase	Partial	Contract									Payment
in Years	Payments	Withdrawals	Value	BB		PBG		ALP		RALP		Percent

At Issue	$100,000	NA	$100,000	$100,000		$100,000		$3,500		$3,500		3.5%

1	0	0	98,000	100,000		100,000		4,500	(1)	4,500	(1)	4.5%

2	0	0	105,000	105,000		105,000		4,725		4,725		4.5%

3	0	0	104,000	113,000	(2)	105,000		5,085		5,085		4.5%

4	0	0	115,000	119,000		115,000		5,355		5,355		4.5%

4.5	0	5,355	109,645	119,000		109,645		5,355		0		4.5%

5	0	0	130,000	130,000		130,000		5,850		5,850		4.5%

6	0	0	110,000	130,000		130,000		5,850		5,850		4.5%

7	0	0	100,000	130,000		130,000		5,850		5,850		4.5%

7.5	0	10,000	90,000	124,270	(3)	118,678	(3)	5,592	(3)	0		4.5%

8	0	0	80,000	124,270		118,678		5,592		5,592		4.5%

9	0	0	95,000	124,270		118,678		5,592		5,592		4.5%

(1)	Because the younger covered spouse’s attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2)	You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3)	The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 79

Appendix E: Example — Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource Stages NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1)	Each calendar year, if your ALERMDA is greater than the ALP.

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

•	The LABA will be reduced by the total amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY rider.

The ALERMDA is:

(1)	determined by us each calendar year;

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3)	based on the value of this contract alone on the date it is determined;

(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1.	IRAs under Section 408(b) of the Code;

2.	Roth IRAs under Section 408A of the Code;

3.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource Stages NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource Stages NY rider.

 80  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix F: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that since per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the front page of the prospectus.

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	207	94	94	87	79	78	15

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,346	1,964	1,982	1,932	1,749	2,079	509

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	486	549	572	656	204	215	26

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	69	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	118	47	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	20	1	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	1	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	81	50	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	690	719	759	771	525	493	202
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	47	13	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	42	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	12	3	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 81

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	493	548	612	805	895	542	1,471

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	40	36	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	553	512	239	225	177	17

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	52	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	47	13	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,288	4,252	4,934	12,509	24,724	15,405	5,888

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,667	2,856	3,483	12,950	16,441	8,335	2,560

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,364	1,289	1,389	1,361	1,250	1,230	500

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,583	2,008	2,267	2,178	2,149	465

 82  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,649	2,266	2,566	42,014	28,397	15,952	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	827	920	1,037	951	939	946	314

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	308	366	325	258	307	239	985

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	203	175	141	98	92	121	95

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	904	1,019	1,049	1,088	1,224	1,142	437

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	340	364	427	499	478	505	93

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,816	2,795	2,528	23,718	23,226	15,404	5,362

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,124	13,318	4,063	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	57	50	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	58	13	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	39	21	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	28	21	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,696	11,924	2,392	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	35	22	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 83

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	92	24	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	20	14	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	67	21	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	9	1	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	3	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	29	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,743	64,312	26,271	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,700	50,434	21,613	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,652	15,493	6,340	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	11	5	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	59	20	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	24	—	—	—	—

 84  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,				2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period				$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period				$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)				—	3	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period				$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period				$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)				3	7	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period				$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period				$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)				7	8	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period				$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period				$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)				2	5	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period				$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period				$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)				331	351	69	79	71	69	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period				$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period				$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)				454	531	596	486	519	471	19

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	4	—	—	—	—	—	—	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	274	350	375	414	569	1,164	1,347	1,479	981	305

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15	$0.96
Accumulation unit value at end of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	244	219	257	300	162	485	198	150	125	108

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	830	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	75	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	36	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	53	4	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	269	277	296	362	607	689	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	20	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	36	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	1	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	45	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	102	183	189	279	232	549	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	291	223	246	322	417	691	735	940	788	372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—

 86  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	787	904	1,007	1,393	2,566	2,154	2,206	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36	$1.00
Accumulation unit value at end of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	328	423	559	964	1,496	1,756	2,082	1,937	1,292	500

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30	$1.00
Accumulation unit value at end of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	115	128	170	208	507	672	451	208	101

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23	$0.99
Accumulation unit value at end of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	354	350	429	484	629	956	1,045	825	780	330

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	158	190	2,089	1,885	1,445	—	—	—	—

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37	$1.02
Accumulation unit value at end of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	104	79	96	138	206	303	338	298	160	84

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	111	137	173	146	78	353	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	286	282	309	380	448	554	612	479	2	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	52	84	158	355	385	192	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	1,025	819	1,698	2,046	1,725	1,792	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,982	2,410	1,164	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	48	—	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	12	4	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	4	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,176	7,853	2,274	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	62	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	1	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	36	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	11	4	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	1	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,390	50,042	13,452	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,894	17,556	3,559	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,797	14,985	5,337	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	—	—

 88  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	10	—	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	19	—	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27	$0.94
Accumulation unit value at end of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	48	54	34	35	39	42	48	155	153	164

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34	$0.96
Accumulation unit value at end of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	65	92	146	172	147	127	116	136	124	58

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,				2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period				$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period				$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)				2	14	—	—	—	19	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period				$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period				$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)				196	127	159	155	130	142	76

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period				$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period				$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)				47	72	77	104	8	87	12

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	7	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	34	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	15	—	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	417	424	431	441	422	399	92
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	24	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

 90  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	36	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	313	312	385	1,768	2,783	1,386	338

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	47	72	67	45	48	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	316	297	417	430	422	426	101

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	120	151	187	6,597	4,924	3,189	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	105	80	86	97	61	29

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	74	60	76	61	65	68	18

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	27	29	40	43	48	17

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	587	511	469	3,861	4,557	3,298	1,204

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	616	622	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	5	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	840	730	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	5	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—

 92  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,838	2,313	1,420	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	9	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	42	7	2	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	12	29	46	40	39	16

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,					2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period					$1.15	$1.21	$1.00
Accumulation unit value at end of period					$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period					$1.15	$1.16	$1.00
Accumulation unit value at end of period					$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period					$1.15	$1.14	$1.00
Accumulation unit value at end of period					$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$0.98	$0.99	$1.00
Accumulation unit value at end of period					$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)					14	17	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.07	$1.02	$1.00
Accumulation unit value at end of period					$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)					25	44	37

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.13	$1.21	$1.00
Accumulation unit value at end of period					$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$0.95	$1.22	$1.00
Accumulation unit value at end of period					$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)					2	1	7

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.07	$1.04	$1.00
Accumulation unit value at end of period					$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)					5	13	17

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period					$1.02	$0.97	$1.00
Accumulation unit value at end of period					$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)					3	7	7
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.12	$1.08	$1.00
Accumulation unit value at end of period					$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)					2	6	11

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.12	$1.07	$1.00
Accumulation unit value at end of period					$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)					2	6	6

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.03	$1.19	$1.00
Accumulation unit value at end of period					$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period					$1.15	$1.21	$1.00
Accumulation unit value at end of period					$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)					—	—	—

 94  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	13	13

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	10	3

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 95

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	68	60	21

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	302	237	56

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	13	17

 96  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	13	13

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	781	380	15

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	140	168	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	339	410	188

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 97

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	45	44

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

 98  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 99

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

 100  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	565	115	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,006	801	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	313	316	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,281	776	105

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 101

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 102  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 103

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 104  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	15	16	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 105

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	120	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 106  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firms	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 107

RiverSource Life Insurance Co.
of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
140464 E (4/13)

PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No. 4 to Registration Statement No. 333-179395 on or about April 22, 2013, is incorporated by reference to this Post-Effective Amendment No. 38.

PART C.
Item 24. Financial Statements and Exhibits
(a)	Financial statements included in Part B of this Registration Statement:
     The audited financial statements of the RiverSource of New York Variable Annuity Account
     Report of Independent Registered Public Accounting Firm dated April 22, 2013
     Statements of Assets and Liabilities for the year ended Dec. 31, 2012.
     Statements of Operations for the year ended Dec. 31, 2012.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2012 and 2011.
     Notes to Financial Statements.
     The audited financial statements of RiverSource Life Insurance Co. of New York
     Reports of Independent Registered Public Accounting Firm dated April 18, 2013 and April 16, 2011
     Balance Sheets as of Dec. 31, 2012 and 2011
     Statements of Income for the years ended Dec. 31, 2012, 2011 and 2010
     Statements of Comprehensive Income for the years ended Dec. 31, 2012, 2011 and 2010
     Statements of Cash Flows for the years ended Dec. 31, 2012, 2011 and 2010
     Statements of Shareholder’s Equity for the three years ended Dec. 31, 2012, 2011 and 2010
     Notes to Financial Statements
(b)	Exhibits:
1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.13 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2	Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3	Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4	Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8	Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9	Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10	Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15	Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17	Form of SecureSource Joint Life rider filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18	Form of SecureSource Single Life rider filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.19	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.20	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.20 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.21	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.22	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.23	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.24	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.27	Form of Guaranteed Minimum Accumulation Benefit Rider – Accumulation Protector Benefit rider filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8	Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12	Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.16	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18	Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24	Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26	16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27	Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28	Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.30	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.31	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.32	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.33	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.34	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Variable Annuity are filed electronically herewith.

10.2	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Variable Annuity/ RiverSource Retirement Advisor Select Variable Annuity are filed electronically herewith.

10.3	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity are filed electronically herewith.

10.4	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity are filed electronically herewith.

10.5	Consents of Independent Registered Public Accounting Firms for RiverSource RAVA 5 Advantage Variable Annuity/ RiverSource RAVA 5 Select Variable Annuity/ RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012) are filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendments to this Registration Statement, dated April 2, 2012 filed electronically as Exhibit 13 to Registrant’s Post-Effective Amendment No. 36 to registration Statement No. 333-91691 is incorporated by reference.

14.	Not applicable.

Item 25. Directors and Officers of the Depositor
Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor

Maureen A. Buckley	20 Madison Ave. Extension Albany, NY 12203	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President – Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn 2 Wall Street New York, NY 10005-2072	Director

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s 26 Computer Drive West Albany, NY 12205	Director

James L. Hamalainen		Senior Vice President and Treasurer

Jean B. Keffeler	1010 Swingley Rd. Livingston, MT 59047	Director

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc. Suite 220 500 Mamaroneck Avenue Harrison, NY 10528	Director

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE
Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN

AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer

Item 27.	Number of Contract owners
     As of March 31, 2013, there were 13,154 non-qualified contract owners and 25,055 qualified contract owners.

Item 28.	Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter

Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474
(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL	NET UNDERWRITING	COMPENSATION	BROKERAGE
UNDERWRITER	DISCOUNT AND COMMISSIONS	ON REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$24,714,946	None	None	None

Item 30.	Location of Accounts and Records
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Item 31.	Management Services
Not applicable.

Item 32.	Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 25th day of April, 2013.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York (Sponsor)

By /s/ Maureen A. Buckley*
Maureen A. Buckley* Chairman of the Board, President and Chief Executive Officer
As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2013.

SIGNATURE	TITLE

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President - Annuities

/s/ Maureen A. Buckley* Maureen A. Buckley	Chairman of the Board, President and Chief Executive Officer

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President - Corporate Tax

/s/ Douglas K. Dunning* Douglas K. Dunning	Director

SIGNATURE	TITLE

/s/ Steve M. Gathje* Steve M. Gathje	Senior Vice President and Chief Actuary

/s/ Mark Gorham* Mark Gorham	Director, Vice President - Insurance Product Development

/s/ Robert R. Grew* Robert R. Grew	Director

/s/ Ronald L. Guzior* Ronald L. Guzior	Director

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President and Treasurer

/s/ Jean B. Keffeler* Jean B. Keffeler	Director

/s/ Jeryl A. Millner* Jeryl A. Millner	Director

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

*	Signed pursuant to Power of Attorney dated April 2, 2012, filed electronically as Exhibit 13 to Post-Effective Amendment No. 36 to Registration Statement No. 333-91691, by:

/s/ Dixie Carroll Dixie Carroll
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 38 TO REGISTRATION STATEMENT
This Post-Effective Amendment is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectuses for:
RiverSource Retirement Advisor Variable Annuity
RiverSource Retirement Advisor Advantage Variable Annuity
RiverSource Retirement Advisor Select Variable Annuity
RiverSource Retirement Advisor Advantage Plus Variable Annuity
RiverSource Retirement Advisor Select Plus Variable Annuity
RiverSource Retirement Advisor 4 Advantage Variable Annuity
RiverSource Retirement Advisor 4 Select Variable Annuity
RiverSource Retirement Advisor 4 Access Variable Annuity
RiverSource RAVA 5 Advantage Variable Annuity
    (Offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Select Variable Annuity
    (Offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Access Variable Annuity
    (Offered for contract applications signed prior to April 30, 2012)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No. 4 to Registration Statement No. 333-179395 on or about April 22, 2013, is incorporated by reference to this Post-Effective Amendment No. 38.
Part C.
Other Information.
The signatures.

EXHIBIT INDEX
9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1	– 10.5 Consents of Independent Registered Public Accounting Firms.